UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09721
Allianz Global Investors Managed Accounts Trust
(Exact name of registrant as specified in charter)
1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)
Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: October 31, 2010
Date of reporting period: April 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS

     April 30, 2010

Allianz Global Investors Managed Accounts Trust
Equity Shares: Series I
Fixed Income SHares: Series C, H, M, R

Contents

Letter to Shareholders	2-3
Important Information	4
Portfolio Insights/Performance & Statistics	5-14
Benchmark Descriptions	15
Schedules of Investments	16-70
Statements of Assets and Liabilities	71
Statements of Operations	72
Statements of Changes in Net Assets	73-75
Financial Highlights	76-80
Notes to Financial Statements	81-112
Privacy Policy	113

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 1

Dear Shareholder:

The U.S. economy’s revival that began in 2009 carried over into 2010. Credit markets functioned better. Risk premiums relative to the perceived safe haven of U.S. Treasury bonds dropped. Many fixed-income investors responded by moving assets out of Treasuries and into corporate, mortgage-backed and municipal bonds. As interest rates generally dropped, bond prices – which move in the opposite direction – rose. This resulted in gains across the yield curve for bond investors. Equities continued their remarkable run, extending the stock market’s sharp rebound off the March 2009 low.

Six Months in Review:
For the fiscal six-month period ended April 30, 2010, the Allianz Global Investors Managed Accounts Trust:

•	Equity Shares: Series I returned 8.42% prior to the deduction of fees.

•	Fixed Income SHares: Series C returned 11.29% prior to the deduction of fees.

•	Fixed Income SHares: Series H returned 3.80% prior to the deduction of fees.

•	Fixed Income SHares: Series M returned 5.45% prior to the deduction of fees.

•	Fixed Income SHares: Series R returned 5.54% prior to the deduction of fees.

As the U.S. economy improved – as evidenced by GDP growth of 5.6% during the fourth quarter of 2009 and 3.2% during the first quarter of 2010 – investors felt more confident about increasing their exposure to higher-yielding, lower-quality bonds. Investors who did so – in corporate, mortgage-backed and municipal securities – were generally rewarded. And because it is riskier to invest in securities with longer maturities, investors who did so during the period were also rewarded.

Corporate bonds showed continued strength during the period, as cost-cutting, improved productivity and lower borrowing costs resulted in higher corporate profits and fewer defaults. Mortgage-backed securities benefitted from what appeared to be, at least on a macro basis, a gradually-improving housing market. In addition to those healthier trends, the municipal market also benefitted from three factors: rising state taxes, the soon-to-be expired Bush tax cuts, which will lift the top federal bracket to 39.6%, and a declining supply of new issuance. All three are contributing to investor demand for municipal bonds.

Rising corporate profits and low interest rates also kept most stocks on an upward trajectory. Consumer spending – approximately two-thirds of the U.S. economy – began to perk up, and although unemployment remained near double-digit levels, hiring appeared to accelerate towards the end of the reporting period.

2 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Positioned to Face Today’s Challenges:
Although the U.S. and global economies appear healthier, it has been argued that the ongoing recovery has been driven by the extraordinary fiscal and monetary measures that have been taken in the U.S. and abroad over the last two years. These measures are now beginning to be withdrawn. Going forward, the true strength and resilience of the U.S. and other economies are likely to be tested.

For fixed-income investors, these risks are in addition to the traditional risks associated with fixed-income investments, such as interest rate risk, credit risk and currency risk. Any of these variables can impact, for better or worse, the credit quality of a bond. This requires careful and thorough investment research. As for equities, the sizable gains that have occurred in U.S. markets over the past year are exceedingly rare. In fact, the last time a rally of this magnitude and velocity occurred was in the 1930s. Careful stock selection has never been more important than it is today.

The Road Ahead:
The market and economic recoveries that have occurred over the past year are encouraging. But we are in an uncertain period and market volatility has by no means dissipated. Investing is a long-term endeavor and there are never guarantees that past performance can be replicated in the future. Historically, however, the U.S. and global economies have been resilient over long periods of time.

Thank you for investing with us. We appreciate your business and your trust. We will report back to you in six months. In the meantime, we encourage you to consult with your financial advisor and to visit our website, www.allianzinvestors.com, for additional fund information and investment insight.

Cordially,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & CEO

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4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 3

Allianz Global Investors Managed Accounts Trust
Equity Shares: Series I
Fixed Income SHares: Series C, H, M, R
Important Information
April 30, 2010 (unaudited)

In an economic environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed income securities held by a fund and are likely to cause these instruments to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Equity Shares: Series I and Fixed Income SHares: Series C, H, M, R (the “Portfolios”) may be subject to various risks as described in their prospectuses. Some of these risks may include, but are not limited to, the following: derivative risk, foreign (non-U.S.) investment risk, high-yield security risk, counterparty risk and issuer non-diversification risk. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic, political and other developments. This risk may be enhanced when a Portfolio invests in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified Portfolio. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall Portfolio.

The Portfolios have adopted written proxy voting policies and procedures (the “Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Portfolios as the policies and procedures that the Portfolios will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that the Portfolios may consider in determining how to vote proxies for each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Portfolios’ shareholder servicing agent at (800) 628-1237, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in each Portfolio at the beginning of each specified period from its value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total return for a period of more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Portfolios involves risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. The following data is provided for information only and is not intended for trading purposes. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding.

This report, including the financial information herein is transmitted to the shareholders of Allianz Global Investors Managed Accounts Trust for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolios or any other securities mentioned in this report.

4 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust
Equity Shares: Series I Portfolio Insights/Performance & Statistics
April 30, 2010 (unaudited)

Symbol:	Primary Investments:	Inception Date:
ALIIX	Equity securities of non-U.S. Companies.	8/3/09

Net Assets:
$2.3 million

Portfolio Managers:
Lucy MacDonald
Matthew Bowyer

•	For the fiscal six-month period ended April 30, 2010, Series I returned 8.42% prior to the deduction of fees, outperforming its benchmark, the Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) Index (the “benchmark index”), which returned 2.48% during the reporting period.

•	The markets were relatively volatile during the reporting period, continuing a strong run into the end of the year before dropping sharply in January. Markets recovered much of these losses through to mid-April before once again coming off sharply, ending the six-month period slightly up overall. Series I posted strong returns during the reporting period and outperformed relative to the unmanaged MSCI EAFE Index.

•	Stock selection decisions in the telecommunication services, financials and information technology sectors contributed positively to performance. Holdings in these sectors included Inmarsat, Standard Chartered and Baidu Inc. Stock selection in industrials detracted from performance, primarily attributable to positions in to Gamesa and Alstom.

•	Baidu Inc, the Chinese Internet search engine company, performed well during the reporting period as investors expected the company to benefit from any possible pull out of Google from China. When Google was caught up in wrangling with the Chinese authorities over censorship of its searches and threatened to pull out of the country, it was expected that Baidu would pick up the majority of Google’s search business.

•	Alstom is a world leader in transport and energy infrastructure, providing a wide range of equipment and power turbines while also offering technology solutions to eliminate pollutants and reduce emissions. The company is a late-cycle play where an upturn in power generation equipment orders is more likely to occur after a strengthening economic environment has filtered through into corporate spending. The stock has underperformed of late though due to investor concerns over rising competition from local providers in emerging markets, particularly China.

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 5

Allianz Global Investors Managed Accounts Trust
Equity Shares: Series I Portfolio Insights/Performance & Statistics
April 30, 2010 (unaudited) (continued)

Total Returns (Six Months ended 4/30/10)

Series I	8.42%

MSCI EAFE Index	2.48%

Change in Value of $10,000 Investments in
Series I and MSCI EAFE Index

Country Allocation
(as a % of net assets)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (11/1/09)	$1,000.00	$1,000.00
Ending Account Value (4/30/10)	$1,084.20	$1,024.74
Expenses Paid During Period	$0.03	$0.03

Expenses are equal to the expense ratio of 0.005%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares: Series C Portfolio Insights/Performance & Statistics
April 30, 2010 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXICX	Intermediate maturity fixed income securities.	3/17/00

Net Assets:
$3.0 billion

Portfolio Managers:
Mark R. Kiesel
Curtis Mewbourne

•	For the fiscal six month period ended April 30, 2010, Series C returned 11.29% prior to the deduction of fees, outperforming the unmanaged Barclays Capital Intermediate U.S. Credit Index (the “benchmark index”), which returned 4.35% during the reporting period.

•	At April 30, 2010, Series C’s duration was 8.65 years, compared to 9.57 years on October 31, 2009.

•	Series C’s duration positioning above that of the benchmark index detracted from performance, as 10-year U.S. Treasury yields rose 27 basis points during the six-month period.

•	An overweighting in natural gas pipeline credits was positive for performance, as this sector benefitted from infrastructure spending policies and reduced capital expenditures.

•	The consumer finance sector also contributed to performance as these companies continue to navigate economic and regulatory headwinds. This sector also faces reduced deterioration of asset quality while benefiting from fiscal/monetary policy support.

•	A below-index position in real estate investment trusts (“REITs”) detracted from performance as REITs benefited from strong investor demand, recapitalization efforts and active real estate portfolio management.

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 7

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares: Series C Portfolio Insights/Performance & Statistics
April 30, 2010 (unaudited) (continued)

Total Returns (Six Months ended 4/30/10)

Series C	11.29%

Barclays Capital Intermediate U.S. Credit Index	4.35%

Change in Value of $10,000 Investments in
Series C and the Barclays Capital Intermediate
U.S. Credit Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (11/1/09)	$1,000.00	$1,000.00
Ending Account Value (4/30/10)	$1,112.90	$1,024.78
Expenses Paid During Period	$0.01	$0.01

Expenses are equal to the expense ratio of 0.002%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares: Series H Portfolio Insights/Performance & Statistics
April 30, 2010 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXIHX	High yield municipal	4/2/07
securities.

Net Assets:
$3.5 million

Portfolio Manager:
John Cummings

•	For the fiscal six-month period ended April 30, 2010, Series H returned 3.80% prior to the deduction of fees, underperforming its benchmark, the unmanaged Barclays Capital High Yield Muni Index (the “benchmark index”), which returned 6.70% during the reporting period.

•	An overweight position in higher quality bonds hindered performance, as lower quality municipals outperformed and investors became more comfortable moving out on the risk spectrum.

•	The primary detractor from performance was duration positioning below the benchmark index, as municipal yields moved lower across the curve.

•	Overweight positioning in the hospital sector added to returns, as this sector outperformed during the six-month period. Education sector exposure detracted slightly from returns.

•	Exposure to the tobacco sector was positive for performance, while exposure to the utility sector detracted from performance.

•	Positioning in longer maturities was positive for performance, as this portion of the curve outperformed the general municipal market during the period.

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 9

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares: Series H Portfolio Insights/Performance & Statistics
April 30, 2010 (unaudited) (continued)

Total Returns (Six Months ended 4/30/10)

Series H	3.80%

Barclays Capital High Yield Muni Index	6.70%

Change in Value of $10,000 Investments in
Series H and the Barclays Capital High Yield
Muni Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (11/1/09)	$1,000.00	$1,000.00
Ending Account Value (4/30/10)	$1,038.00	$1,024.79
Expenses Paid During Period	—	—

Expenses are equal to the expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares: Series M Portfolio Insights/Performance & Statistics
April 30, 2010 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXIMX	Intermediate maturity	3/17/00
mortgage-backed securities.

Net Assets:
$3.0 billion

Portfolio Managers:
Scott Simon
Curtis Mewbourne

•	For the fiscal six-month period ended April 30, 2010, Series M returned 5.45% prior to the deduction of fees, outperforming the unmanaged Barclays Capital Fixed Rate Mortgage Backed Securities Index (the “benchmark index”), which returned 2.03% during the reporting period.

•	On April 30, 2010, Series M’s duration was 8.33 years, compared to 8.17 years on October 31, 2009.

•	Series M’s duration positioning above that of the benchmark index detracted from performance as 10-year U.S. Treasury yields rose 27 basis points during the six-month period.

•	Allocations to senior non-Agency Mortgage Backed Securities positions benefited performance as the sector rallied due to new foreclosure mitigation policy initiatives, continued absence of new supply and improved availability of financing.

•	Overweight positioning in 4.5% coupons benefitted performance, as Fannie and Freddie’s delinquent loan buyout announcements led higher coupons to underperform.

•	An allocation to super senior Commercial Mortgage-Backed Securities also contributed to performance as investors continued to search for attractive yields in AAA assets in the face of extremely limited supply.

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 11

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares: Series M Portfolio Insights/Performance & Statistics
April 30, 2010 (unaudited) (continued)

Total Returns (Six Months ended 4/30/10)

Series M	5.45%

Barclays Capital Fixed Rate Mortgage Backed Securities Index	2.03%

Change in Value of $10,000 Investments in
Series M and the Barclays Capital Fixed Rate
Mortgage Backed Securities Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5% return before expenses)

Beginning Account Value (11/1/09)	$1,000.00	$1,000.00
Ending Account Value (4/30/10)	$1,054.50	$1,024.77
Expenses Paid During Period	$0.02	$0.02

Expenses are equal to the expense ratio of 0.004%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares: Series R Portfolio Insights/Performance & Statistics
April 30, 2010 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXIRX	Intermediate maturity inflation-indexed fixed income securities.	4/15/04

Net Assets:
$349.6 million

Portfolio Manager:
Mihir Worah

•	For the fiscal six-month period ended April 30, 2010, Series R returned 5.54% prior to the deduction of fees, outperforming the unmanaged Barclays Capital U.S. TIPS Index (the “benchmark index”), which returned 3.49% during the reporting period.

•	On April 30, 2010, Series R’s duration was 6.94 years, compared to its 7.02 years on October 31, 2009.

•	Series R’s underweight position in U.S. Treasury Inflation-Protected Securities (“TIPS”) contributed negatively to performance, as U.S. real yields declined during the reporting period.

•	Exposure to European nominal bonds was positive for performance, as the yield curve declined during the six-month period.

•	Series R’s nominal duration positioning above that of the benchmark index contributed negatively to performance, as 10-year U.S. Treasury yields rose amid the economic recovery during the reporting period.

•	Series R’s curve-steepening position in the United States contributed positively to performance, as the yield curve steepened during the six months ended April 30, 2010.

•	Series R’s exposure to non-agency mortgage-backed securities contributed positively to performance, buoyed by continued limited supply and strong collateral performance.

•	Series R’s exposure to investment-grade corporate debt in the financial sector contributed positively to performance during the reporting period, as corporate spreads over U.S. Treasuries tightened.

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 13

Allianz Global Investors Managed Accounts Trust
Fixed Income SHares: Series R Portfolio Insights/Performance & Statistics
April 30, 2010 (unaudited) (continued)

Total Returns (Six Months ended 4/30/10)

Series R	5.54%

Barclays Capital U.S. TIPS Index	3.49%

Change in Value of $10,000 Investments in
Series R and the Barclays Capital U.S. TIPS Index

Moody’s Ratings
(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual		Hypothetical
			(5% return before expenses)

Beginning Account Value (11/1/09)	$1,000.00		$1,000.00
Ending Account Value (4/30/10)	$1,055.40		$1,024.79
Expenses Paid During Period	$0.00	*	$0.00	*

Expenses are equal to the expense ratio of 0.0003%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

*	Less than $0.005

14 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust
Benchmark Descriptions
April 30, 2010 (unaudited)

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an index.

Prior to November 1, 2006, performance data for the MSCI Indices was calculated gross of dividend tax withholding. Performance data presently shown for the Indices is net of dividend tax withholding. This recalculation results in lower performance for the Indices.

Index/Description

•	Barclays Capital Fixed Rate Mortgage Backed Securities Index

The Barclays Capital Fixed Rate Mortgage Backed Securities Index is an unmanaged index comprised of fixed rate mortgage pass through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC), with a Weighted Average Maturity (WAM) of at least one year and at least $250 million par outstanding.

•	Barclays Capital Intermediate U.S. Credit Index

The Barclays Capital Intermediate U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes with intermediate maturities ranging from 1 to 10 years. Securities must also meet specific liquidity and quality requirements.

•	Barclays Capital High Yield Muni Index

The Barclays Capital High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moodys Investors Service with a remaining maturity of at least one year.

•	Barclays Capital U.S. TIPS Index

The Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index.

•	Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) Index

The MSCI EAFE Index is a widely recognized, unmanaged index of issuers located in the countries of Europe, Australia, and the Far East. Prior to 11/1/06, performance data for the MSCI Index was calculated gross of dividend tax withholding. Performance data presently shown for the Index is net of dividend tax withholding. This recalculation results in lower performance for the Index.

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 15

Equity Shares: Series I Schedule of Investments
April 30, 2010 (unaudited)

Shares		Value

COMMON STOCK–90.1%
	Australia–3.1%
3,206	Australia & New Zealand Banking Group Ltd.	$71,010

	Belgium–3.3%
1,548	Anheuser-Busch InBev NV	75,096

	China–3.1%
100	Baidu, Inc. ADR (l)	68,930

	France–13.2%
562	Air Liquide S.A.	65,563
853	Alstom S.A.	50,051
881	Eutelsat Communications	31,362
2,691	Vinci S.A.	149,957

		296,933

	Germany–2.3%
897	BASF SE	52,150

	Israel–1.7%
1,100	Check Point Software Technologies (l)	39,182

	Italy–3.6%
2,176	Saipem SpA	81,255

	Japan–21.3%
1,400	Canon, Inc.	64,041
1,600	Hitachi Construction Machinery Co., Ltd.	34,021
1,200	Ibiden Co., Ltd.	43,212
2	Inpex Corp.	14,074
6	KDDI Corp.	28,929
7,000	Mitsui Fudosan Co., Ltd.	129,635
400	Nidec Corp.	41,040
900	Shin-Etsu Chemical Co., Ltd.	51,881
2,000	Shionogi & Co., Ltd.	36,104
1,100	Sony Corp.	37,663

		480,600

	Korea (Republic of)–3.4%
200	Samsung Electronics Co., Ltd. GDR (d)	76,650

	Netherlands–5.1%
948	Koninklijke DSM NV	42,344
1,523	Koninklijke Philips Electronics NV	51,141
744	TNT NV	22,737

		116,222

16 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Equity Shares: Series I Schedule of Investments
April 30, 2010 (unaudited) (continued)

Shares			Value

	Portugal–1.5%
9,771	Energias de Portugal S.A.		$34,968

	Spain–6.5%
4,677	Banco Santander S.A.		59,470
905	Inditex S.A.		56,013
638	Red Electrica Corp. S.A.		30,228

			145,711

	Sweden–7.0%
5,757	Atlas Copco AB, Class A		92,596
1,019	Hennes & Mauritz AB, Class B		65,021

			157,617

	Taiwan–1.2%
2,650	Hon Hai Precision Industry Co., Ltd. GDR		26,739

	United Kingdom–13.8%
23,011	Centrica PLC		103,362
5,187	Standard Chartered PLC		138,360
4,189	Xstrata PLC		68,716

			310,438

	Total Common Stock (cost – $1,847,749)		2,033,501

PREFERRED STOCK–5.4%
	Germany–5.4%
1,408	Fresenius SE		102,077
383	Henkel AG & Co. KGaA		20,535

	Total Preferred Stock (cost – $99,942)		122,612

	Total Investments (cost – $1,947,691) (n)	95.5%	2,156,113
	Other assets less liabilities	4.5	101,209

	Net Assets	100.0%	$2,257,322

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 17

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

CORPORATE BONDS & NOTES–70.9%
	Airlines–1.8%
$99	American Airlines Pass Through Trust, 10.375%, 7/2/19	Baa3/A−	$114,953
	Continental Airlines Pass Through Trust,
2,100	6.503%, 12/15/12	Baa2/BBB+	2,163,000
900	7.918%, 11/1/11	Baa2/BBB	901,125
	Delta Air Lines, Inc.,
4,200	7.111%, 3/18/13	WR/BBB−	4,389,000
300	7.57%, 5/18/12	WR/BBB−	307,125
	Northwest Airlines, Inc.,
1,487	7.041%, 10/1/23	WR/BBB−	1,512,877
49,057	7.15%, 4/1/21 (MBIA)	Ba3/BBB−	46,297,081
68	United Air Lines Pass Through Trust, 10.125%, 3/22/15 (b)(f)	WR/NR	25,214

			55,710,375

	Banking–10.1%
€2,600	ABN Amro Bank NV, 3.75%, 1/12/12	Aaa/AAA	3,588,015
$5,000	American Express Bank FSB, 5.50%, 4/16/13	A2/BBB+	5,408,185
33,700	Australia & New Zealand Banking Group Ltd., 3.70%, 1/13/15 (a)(d)	Aa1/AA	34,024,228
€2,200	Bank of Scotland PLC, 3.375%, 12/5/11	Aaa/AAA	3,024,402
	Barclays Bank PLC,
€10,180	4.875%, 12/15/14 (i)	Baa3/A−	11,437,912
$400	5.00%, 9/22/16	Aa3/AA−	414,999
25,300	5.20%, 7/10/14	Aa3/AA−	27,161,043
24,000	6.05%, 12/4/17 (a)(d)	Baa1/A	25,048,560
5,900	7.434%, 12/15/17 (a)(d)(i)	Baa2/A−	5,841,000
4,000	8.55%, 6/15/11 (a)(d)(i)	Baa2/A−	4,100,000
£3,300	14.00%, 6/15/19 (i)	Baa2/A−	6,768,536
$6,600	CBA Capital Trust II, 6.024%, 3/15/16 (a)(d)(i)	A3/A+	6,302,056
AUD 2,600	Commonwealth Bank of Australia, 4.50%, 2/20/14	Aaa/AAA	2,308,244
€3,000	Compagnie de Financement Foncier, 4.00%, 10/25/12	Aaa/AAA	4,200,314
$4,200	Credit Suisse, 5.00%, 5/15/13	Aa1/A+	4,522,669
5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(d)(i)	Ba3/BB−	4,087,500
30,600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Ba1/BBB−	29,344,513
10,400	HSBC Bank USA N.A., 6.00%, 8/9/17	A1/AA−	11,318,424
	HSBC Capital Funding L.P. (a)(d)(i),
13,900	4.61%, 6/27/13	A3/A−	13,084,737
1,350	10.176%, 6/30/30	A3/A−	1,743,525
28,000	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(d)(i)	Ba1/BB	32,530,027
25,000	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(i)	A2/AA−	32,263,075
2,400	RBS Capital Trust I, 4.709%, 7/1/13 (i)	B3/C	1,512,000

18 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Banking (continued)

$3,600	Resona Bank Ltd., 5.85%, 4/15/16 (a)(d)(i)	A3/BBB	$3,583,199
€1,000	Royal Bank of Scotland PLC, 4.625%, 9/22/21, (converts to FRN on 9/22/16)	Ba2/BBB	1,157,627
€2,100	SNS Bank NV, 2.875%, 1/30/12	Aaa/AAA	2,861,420
¥200,000	Sumitomo Mitsui Banking Corp., 1.544%, 6/2/49	NR/NR	2,040,419
	Wachovia Bank N.A.,
$1,700	0.587%, 3/15/16, FRN	Aa3/AA−	1,614,866
€5,000	6.00%, 5/23/13	Aa2/AA	7,342,004
AUD 20,000	Westpac Banking Corp., 4.75%, 3/5/14	Aaa/AAA	17,906,909

			306,540,408

	Computers–0.2%
$5,000	Lexmark International, Inc., 5.90%, 6/1/13	Baa3/BBB−	5,350,450

	Diversified Manufacturing–0.5%
15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	Baa2/BBB−	16,831,395

	Drugs & Medical Products–0.5%
100	Biomet, Inc., 10.00%, 10/15/17	B3/B−	110,500
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB+	1,867,492
12,000	Pfizer, Inc., 6.20%, 3/15/19	A1/AA	13,707,312

			15,685,304

	Electronics–0.0%
400	Sanmina-SCI Corp., 8.125%, 3/1/16	B2/CCC	407,000

	Financial Services–34.3%
	American Express Co.,
100	6.15%, 8/28/17	A3/BBB+	109,804
11,000	7.25%, 5/20/14	A3/BBB+	12,598,421
1,592	American Express Travel Related Services Co., Inc., 5.25%, 11/21/11 (a)(d)	A2/BBB+	1,661,602
£3,500	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	3,924,205
	Bank of America Corp.,
€5,000	4.75%, 5/6/19, (converts to FRN on 5/6/14)	A3/A−	6,607,067
$3,800	5.65%, 5/1/18	A2/A	3,852,280
4,300	5.75%, 12/1/17	A2/A	4,399,696
25,300	7.375%, 5/15/14	A2/A	28,521,576
9,400	8.00%, 1/30/18 (i)	Ba3/BB	9,476,196
500	Bank of America N.A., 5.30%, 3/15/17	A1/A	496,320
	Bear Stearns Cos. LLC,
1,500	5.30%, 10/30/15	Aa3/A+	1,617,003
5,000	5.70%, 11/15/14	Aa3/A+	5,491,885
35,400	7.25%, 2/1/18	Aa3/A+	40,899,815

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 19

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Financial Services (continued)

$9,400	BNP Paribas, 5.186%, 6/29/15 (a)(d)(i)	Baa1/A	$8,718,500
10,000	Caelus Re Ltd., 6.502%, 6/7/11, FRN (a)(b)(d)(o) (acquisition cost-$9,963,680; purchased 6/20/08-2/9/09)	NR/BB	9,912,580
	CIT Group, Inc.,
84	7.00%, 5/1/13	NR/NR	83,270
126	7.00%, 5/1/14	NR/NR	121,912
126	7.00%, 5/1/15	NR/NR	120,494
210	7.00%, 5/1/16	NR/NR	200,300
294	7.00%, 5/1/17	NR/NR	280,420
	Citigroup, Inc.,
6,000	0.34%, 5/18/11, FRN	A3/A	5,970,216
3,200	0.382%, 3/16/12, FRN	A3/A	3,140,502
21,525	5.30%, 10/17/12	A3/A	22,638,596
19,600	5.50%, 8/27/12	A3/A	20,609,478
700	5.50%, 4/11/13	A3/A	739,714
700	5.50%, 10/15/14	A3/A	727,894
27,930	5.85%, 7/2/13	A3/A	29,825,134
10,118	6.00%, 8/15/17	A3/A	10,491,385
5,000	6.625%, 6/15/32	Baa1/A−	4,816,570
2,100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB−	2,110,500
	Countrywide Financial Corp.,
775	0.689%, 5/7/12, FRN	A2/A	763,664
40,669	5.80%, 6/7/12	A2/A	43,306,954
	Credit Agricole S.A. (i),
16,300	6.637%, 5/31/17 (a)(d)	A3/A−	13,895,750
17,500	6.637%, 5/31/17 (b)	A3/A−	14,796,250
	Ford Motor Credit Co. LLC,
16,900	7.00%, 10/1/13	B1/B−	17,451,920
6,700	8.00%, 12/15/16	B1/B−	7,150,669
6,100	8.70%, 10/1/14	B1/B−	6,586,634
	General Electric Capital Corp.,
15,000	0.342%, 5/29/12, FRN	Aa2/AA+	14,600,580
9,594	0.391%, 12/20/13, FRN	Aa2/AA+	9,253,567
1,000	0.482%, 10/6/15, FRN	Aa2/AA+	921,396
€10,000	4.625%, 9/15/66, (converts to FRN on 9/15/16) (a)(d)	Aa3/A+	11,368,502
€25,700	5.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	30,925,649
$20,000	5.625%, 5/1/18	Aa2/AA+	21,226,160
5,000	6.375%, 11/15/67, (converts to FRN on 11/15/17)	Aa3/A+	4,818,750
£1,400	6.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	2,016,479

20 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Financial Services (continued)

	GMAC, Inc.,
$15,330	6.00%, 12/15/11	B3/B	$15,378,366
1,000	6.75%, 12/1/14	B3/B	1,005,894
17,300	8.00%, 3/15/20 (a)(d)	B3/B	17,905,500
14,820	8.00%, 11/1/31	B3/B	14,399,023
14,100	8.30%, 2/12/15 (a)(d)	B3/B	14,752,125
	Goldman Sachs Group, Inc.,
4,100	0.721%, 3/22/16, FRN	A1/A	3,780,573
5,100	0.794%, 1/12/15, FRN	A1/A	4,799,029
€10,000	1.011%, 5/23/16, FRN	A1/A	11,665,931
$11,900	5.25%, 10/15/13	A1/A	12,492,430
19,559	5.35%, 1/15/16	A1/A	19,956,595
700	5.75%, 10/1/16	A1/A	725,543
19,800	5.95%, 1/18/18	A1/A	20,341,253
15,200	6.15%, 4/1/18	A1/A	15,770,289
14,900	6.25%, 9/1/17	A1/A	15,618,001
2,700	6.75%, 10/1/37	A2/A−	2,625,969
	HSBC Finance Corp.,
2,335	0.460%, 8/9/11, FRN	A3/A	2,318,531
1,399	6.375%, 10/15/11	A3/A	1,484,114
2,000	6.375%, 11/27/12	A3/A	2,197,708
400	HSBC Holdings PLC, 7.625%, 5/17/32	A1/A	448,985
32,200	JPMorgan Chase & Co., 6.00%, 1/15/18	Aa3/A+	34,772,716
	JPMorgan Chase Bank N.A.,
4,400	0.587%, 6/13/16, FRN	Aa2/A+	4,138,754
9,200	6.00%, 10/1/17	Aa2/A+	9,888,059
2,700	JPMorgan Chase Capital XX, 6.55%, 9/15/66, (converts to FRN on 9/15/36)	A2/BBB+	2,584,977
	LBG Capital No. 1 PLC,
3,400	7.875%, 11/1/20	Ba3/BB−	3,128,000
22,200	8.50%, 12/17/21 (a)(d)(i)	NR/B+	19,314,000
	Merrill Lynch & Co., Inc.,
5,000	0.763%, 1/15/15, FRN	A2/A	4,697,785
€2,000	1.20%, 9/14/18, FRN	A3/A−	2,288,523
€2,150	1.385%, 9/27/12, FRN	A2/A	2,795,519
$8,370	6.05%, 8/15/12	A2/A	8,986,735
200	6.15%, 4/25/13	A2/A	216,570
22,700	6.40%, 8/28/17	A2/A	23,863,942
40,100	6.875%, 4/25/18	A2/A	43,252,822

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 21

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Financial Services (continued)

	Morgan Stanley,
$1,100	0.545%, 1/9/12, FRN	A2/A	$1,088,482
5,400	0.783%, 10/15/15, FRN	A2/A	5,019,095
€10,000	1.064%, 1/16/17, FRN	A2/A	11,781,331
$500	5.30%, 3/1/13	A2/A	529,204
2,800	5.375%, 10/15/15	A2/A	2,904,166
5,000	5.625%, 9/23/19	A2/A	4,940,230
900	5.95%, 12/28/17	A2/A	923,198
25,000	6.00%, 5/13/14	A2/A	26,917,075
23,400	6.00%, 4/28/15	A2/A	25,032,033
21,200	6.25%, 8/28/17	A2/A	21,993,177
400	6.625%, 4/1/18	A2/A	424,753
£550	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (i)	Ba1/BBB+	770,300
$700	Mystic Re Ltd., 10.252%, 6/7/11, FRN (a)(b)(d)(o) (acquisition cost-$700,000; purchased 5/23/07)	NR/BB−	710,710
100	OneBeacon US Holdings, Inc., 5.875%, 5/15/13	Baa2/BBB	104,183
642	Preferred Term Securities XIII Ltd., 0.808%, 3/24/34, FRN (a)(b)(d)(o) (acquisition cost-$641,796; purchased 3/9/04)	A1/BB	404,331
	Royal Bank of Scotland Group PLC,
273	5.00%, 11/12/13	Ba2/NR	269,247
22,200	6.99%, 10/5/17 (a)(d)(i)	Ba3/C	16,428,000
10,000	7.64%, 9/29/17 (i)	B3/C	6,525,000
5,000	7.648%, 9/30/31 (i)	Ba2/BB−	4,300,000
	SLM Corp.,
2,800	0.546%, 10/25/11, FRN	Ba1/BBB−	2,692,934
€1,600	3.125%, 9/17/12	Ba1/BBB−	2,026,386
€1,600	4.75%, 3/17/14	Ba1/BBB−	2,034,151
£500	4.875%, 12/17/12	Ba1/BBB−	746,192
$9,255	8.45%, 6/15/18	Ba1/BBB−	9,261,099
	Teco Finance, Inc.,
983	6.572%, 11/1/17	Baa3/BBB−	1,092,403
2,000	6.75%, 5/1/15	Baa3/BBB−	2,254,792
	Temasek Financial I Ltd.,
6,450	4.30%, 10/25/19 (a)(d)	Aaa/AAA	6,504,425
10,000	4.30%, 10/25/19	Aaa/AAA	10,020,550
7,700	TNK-BP Finance S.A., 7.50%, 3/13/13	Baa2/BBB−	8,354,500
7,400	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 3/5/14	Baa1/BBB	7,686,750
1,000	UBS AG, 5.875%, 12/20/17	Aa3/A+	1,059,370
5,900	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (i)	Baa3/BBB−	5,487,000
6,700	USB Capital IX, 6.189%, 4/15/11 (i)	A3/BBB+	5,887,625

22 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Financial Services (continued)

	Wachovia Corp.,
$100	0.443%, 4/23/12, FRN	A1/AA−	$99,313
2,200	0.527%, 6/15/17, FRN	A1/AA−	2,028,332
2,700	5.50%, 5/1/13	A1/AA−	2,937,902
2,000	5.625%, 10/15/16	A2/A+	2,136,714
9,900	5.75%, 2/1/18	A1/AA−	10,674,754
35,917	Wells Fargo & Co., 7.98%, 3/15/18 (i)	Ba1/A−	38,072,020
4,900	White Nights Finance BV for Gazprom, 10.50%, 3/25/14	Baa1/NR	5,841,045
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(d)	Baa2/BBB	7,932,770

			1,042,736,062

	Food & Beverage–0.5%
400	H.J. Heinz Co., 15.59%, 12/1/20 (a)(b)(d)(o) (acquisition cost-$489,132; purchased 3/26/10)	Baa2/BBB	493,101
6,700	Kraft Foods, Inc., 6.50%, 8/11/17	Baa2/BBB−	7,602,443
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB	435,148
7,000	Sara Lee Corp., 3.875%, 6/15/13	Baa1/BBB	7,311,171
1,100	Tate & Lyle International Finance PLC, 6.625%, 6/15/16 (a)(d)	Baa3/BBB−	1,184,902

			17,026,765

	Healthcare & Hospitals–0.3%
8,050	HCA, Inc., 9.125%, 11/15/14	B2/BB−	8,583,312

	Insurance–4.8%
	American International Group, Inc.,
7,900	0.414%, 10/18/11, FRN	A3/A−	7,615,560
€1,500	4.00%, 9/20/11	A3/A−	2,005,573
€7,800	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	6,741,322
$1,950	4.95%, 3/20/12	A3/A−	1,988,649
7,600	5.05%, 10/1/15	A3/A−	7,177,949
1,000	5.45%, 5/18/17	A3/A−	922,017
600	5.60%, 10/18/16	A3/A−	567,233
26,400	5.85%, 1/16/18	A3/A−	24,611,638
15,300	6.25%, 5/1/36	A3/A−	13,337,071
€24,050	8.00%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	26,861,576
$800	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	699,000
47,700	8.25%, 8/15/18	A3/A−	50,968,165
£3,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	3,926,119

			147,421,872

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 23

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Metals & Mining–0.3%
$5,000	Alcoa, Inc., 6.00%, 7/15/13	Baa3/BBB−	$5,377,885
1,600	Newmont Mining Corp., 5.125%, 10/1/19	Baa2/BBB+	1,652,469
2,000	Rio Tinto Finance USA Ltd., 8.95%, 5/1/14	Baa1/BBB+	2,425,434

			9,455,788

	Multi-Media–1.5%
1,000	Comcast Cable Communications LLC, 7.125%, 6/15/13	Baa1/BBB+	1,133,909
	Comcast Corp.,
10,600	5.875%, 2/15/18	Baa1/BBB+	11,448,572
1,700	5.90%, 3/15/16	Baa1/BBB+	1,872,402
810	CSC Holdings LLC, 7.875%, 2/15/18	Ba3/BB	862,650
3,700	DISH DBS Corp., 7.00%, 10/1/13	Ba3/BB−	3,848,000
	Time Warner Cable, Inc.,
6,940	5.85%, 5/1/17	Baa2/BBB	7,532,829
1,500	8.25%, 4/1/19	Baa2/BBB	1,836,403
12,200	Time Warner Entertainment Co. L.P., 8.875%, 10/1/12	Baa2/BBB	14,096,502
1,600	Time Warner, Inc., 5.50%, 11/15/11	Baa2/BBB	1,697,354

			44,328,621

	Oil & Gas–5.9%
4,600	Anadarko Finance Co., 6.75%, 5/1/11	Baa3/BBB−	4,830,396
300	Anadarko Petroleum Corp., 5.95%, 9/15/16	Baa3/BBB−	333,464
2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	Baa2/BBB	2,646,761
10,400	Canadian Oil Sands Ltd., 7.75%, 5/15/19 (a)(d)	Baa2/BBB	12,344,082
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(d)	Baa2/BBB	3,138,371
846	Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB+	1,092,123
	Devon Financing Corp. ULC,
2,900	6.875%, 9/30/11	Baa1/BBB+	3,121,757
1,300	7.875%, 9/30/31	Baa1/BBB+	1,670,896
2,450	El Paso Corp., 7.00%, 6/15/17	Ba3/BB−	2,529,348
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	5,384,976
	EnCana Corp.,
2,000	5.90%, 12/1/17	Baa2/BBB+	2,209,504
4,700	6.50%, 8/15/34	Baa2/BBB+	5,156,398
	Energy Transfer Partners L.P.,
3,000	6.00%, 7/1/13	Baa3/BBB−	3,277,428
2,100	6.125%, 2/15/17	Baa3/BBB−	2,296,711
2,600	6.625%, 10/15/36	Baa3/BBB−	2,744,386
	Enterprise Products Operating LLC,
600	4.60%, 8/1/12	Baa3/BBB−	633,870
756	7.625%, 2/15/12	Baa3/BBB−	831,232

24 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Oil & Gas (continued)

	Gaz Capital S.A. for Gazprom (a)(d),
$5,700	7.343%, 4/11/13	Baa1/BBB	$6,134,625
14,000	8.146%, 4/11/18	Baa1/BBB	15,627,500
2,554	Gazprom International S.A. for Gazprom, 7.201%, 2/1/20	NR/BBB+	2,710,344
1,135	Kern River Funding Corp., 4.893%, 4/30/18 (a)(d)	A3/A−	1,155,260
	Kinder Morgan Energy Partners L.P.,
5,800	6.00%, 2/1/17	Baa2/BBB	6,370,065
3,800	6.95%, 1/15/38	Baa2/BBB	4,253,560
5,500	7.30%, 8/15/33	Baa2/BBB	6,378,498
11,900	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 (a)(d)	Ba1/BBB	12,455,111
4,500	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13 (a)(d)	Baa1/BBB	5,124,375
3,400	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	Baa3/BBB−	3,870,574
	Northwest Pipeline GP,
3,900	5.95%, 4/15/17	Baa2/BBB−	4,274,599
1,700	7.00%, 6/15/16	Baa2/BBB−	1,977,586
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB−	6,056,435
14,800	Petrobras International Finance Co., 7.875%, 3/15/19	Baa1/BBB−	17,367,312
1,000	Petroleos Mexicanos, 8.00%, 5/3/19	Baa1/BBB	1,180,000
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB−	2,767,333
1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	B1/BB−	1,194,000
3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa2/A	3,631,250
	Ras Laffan Liquefied Natural Gas Co., Ltd. III (b),
1,400	5.50%, 9/30/14	Aa2/A	1,499,355
2,500	5.832%, 9/30/16	Aa2/A	2,684,375
3,000	6.75%, 9/30/19	Aa2/A	3,379,233
25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB−	26,157
4,400	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	4,687,228
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,241,231
	XTO Energy, Inc.,
3,000	5.50%, 6/15/18	Baa2/BBB	3,301,320
1,700	6.10%, 4/1/36	Baa2/BBB	1,901,946
3,000	7.50%, 4/15/12	Baa2/BBB	3,356,874

			179,847,849

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 25

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Paper & Forest Products–2.0%
	Weyerhaeuser Co.,
$51,406	6.75%, 3/15/12	Ba1/BBB−	$55,369,557
5,000	7.375%, 10/1/19	Ba1/BBB−	5,468,215

			60,837,772

	Paper/Paper Products–0.3%
	Georgia-Pacific LLC (a)(d),
6,400	7.00%, 1/15/15	Ba2/BB+	6,688,000
2,900	7.125%, 1/15/17	Ba2/BB+	3,074,000

			9,762,000

	Retail–0.9%
23,820	CVS Pass Through Trust, 7.507%, 1/10/32 (a)(d)	Baa2/BBB+	27,048,575

	Telecommunications–4.4%
	America Movil SAB De C.V. (a)(d),
34,100	5.00%, 3/30/20	A2/A−	34,504,631
30,900	6.125%, 3/30/40	A2/A−	30,922,032
	AT&T Corp.,
2,352	7.30%, 11/15/11	A2/A	2,566,730
1,500	8.00%, 11/15/31	A2/A	1,859,490
5,000	AT&T, Inc., 5.50%, 2/1/18	A2/A	5,395,855
	Deutsche Telekom International Finance BV,
4,500	6.75%, 8/20/18	Baa1/BBB+	5,115,123
€1,280	8.125%, 5/29/12	Baa1/BBB+	1,914,465
$2,700	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB−	2,642,625
9,503	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	9,716,818
	Qwest Corp.,
2,000	3.507%, 6/15/13, FRN	Ba1/BBB−	2,040,000
1,250	6.50%, 6/1/17	Ba1/BBB−	1,314,062
	Rogers Communications, Inc.,
CAD 800	7.25%, 12/15/11	Baa2/BBB	835,070
CAD 400	7.625%, 12/15/11	Baa2/BBB	426,012
$4,800	Sprint Capital Corp., 8.75%, 3/15/32	Ba3/BB−	4,824,000
	Telefonica Emisiones s.A.u.,
10,000	0.674%, 2/4/13, FRN	Baa1/A−	9,824,920
3,500	5.984%, 6/20/11	Baa1/A−	3,684,544
	Verizon Communications, Inc.,
700	5.50%, 4/1/17	A3/A	756,818
6,900	5.55%, 2/15/16	A3/A	7,609,458

26 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Telecommunications (continued)

$900	Verizon New England, Inc., 6.50%, 9/15/11	Baa2/A	$957,253
6,100	Vodafone Group PLC, 0.532%, 2/27/12, FRN	Baa1/A−	6,100,647

			133,010,553

	Tobacco–0.8%
10,000	Altria Group, Inc., 10.20%, 2/6/39	Baa1/BBB	13,816,440
8,130	Reynolds American, Inc., 7.75%, 6/1/18	Baa3/BBB	9,329,021

			23,145,461

	Utilities–1.8%
2,678	Bruce Mansfield Unit, 6.85%, 6/1/34	Baa2/BBB−	2,790,244
400	Columbus Southern Power Co., 5.50%, 3/1/13	A3/BBB	434,609
655	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa3/BBB−	714,008
	Consumers Energy Co.,
2,050	5.00%, 2/15/12	A3/BBB	2,173,570
850	5.00%, 3/15/15	A3/BBB	909,879
2,000	5.15%, 2/15/17	A3/BBB	2,118,678
1,100	5.375%, 4/15/13	A3/BBB	1,196,275
1,400	Dayton Power & Light Co., 5.125%, 10/1/13	Aa3/A	1,542,634
5,000	DTE Energy Co., 6.35%, 6/1/16	Baa2/BBB−	5,496,540
14,200	EDF S.A., 6.50%, 1/26/19 (a)(d)	Aa3/A+	16,135,062
1,600	FirstEnergy Corp., 6.45%, 11/15/11	Baa3/BB+	1,697,915
277	GG1C Funding Corp., 5.129%, 1/15/14 (a)(d)	Baa3/BBB+	285,471
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,095,544
	Nevada Power Co.,
100	5.875%, 1/15/15	Baa3/BBB	110,358
1,600	5.95%, 3/15/16	Baa3/BBB	1,764,651
3,000	6.50%, 5/15/18	Baa3/BBB	3,349,950
75	NorthWestern Corp., 5.875%, 11/1/14	A3/A−	77,210
1,700	Ohio Edison Co., 5.45%, 5/1/15	Baa2/BBB−	1,821,271
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	3,213,363
1,900	Sierra Pacific Power Co., 6.00%, 5/15/16	Baa3/BBB	2,100,226
4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa1/BBB	4,649,724
76	W3A Funding Corp., 8.09%, 1/2/17	Baa2/BBB	78,165

			53,755,347

	Total Corporate Bonds & Notes (cost–$1,991,010,512)		2,157,484,909

MORTGAGE-BACKED SECURITIES–6.2%
€5,400	Arena BV, 0.751%, 2/17/63, CMO, FRN	Aaa/NR	7,123,048
$4,400	Banc of America Commercial Mortgage, Inc., 5.889%, 7/10/44, CMO, VRN	NR/A+	4,493,765

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 27

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$283	Banc of America Funding Corp., 6.031%, 1/20/47, CMO, VRN	NR/CCC	$213,975
1,993	Banc of America Large Loan, Inc., 0.764%, 8/15/29, CMO, FRN (b)	Aaa/AAA	1,810,738
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
2,066	2.56%, 8/25/35, FRN	Baa2/AAA	1,987,276
2,457	2.76%, 3/25/35, FRN	Ba2/AAA	2,300,984
549	2.934%, 3/25/35, FRN	A1/AAA	535,808
14,015	4.090%, 10/25/35, FRN	NR/BBB+	13,991,350
195	4.553%, 10/25/33, VRN	Aaa/AAA	194,532
165	4.631%, 5/25/34, FRN	Aaa/AAA	158,418
	Bear Stearns Alt-A Trust, CMO, VRN,
4,915	5.569%, 11/25/36	B3/CCC	3,401,126
6,221	5.579%, 11/25/36	B3/CCC	4,194,540
1,659	5.622%, 2/25/36	Caa2/CCC	995,961
	Bear Stearns Commercial Mortgage Securities, CMO,
759	0.364%, 3/15/19, FRN (a)(d)	Aaa/AA	700,870
1,600	5.54%, 9/11/41	NR/AAA	1,657,913
7,500	5.694%, 6/11/50, VRN	NR/A+	7,632,434
2,980	Chase Commercial Mortgage Securities Corp., 6.484%, 2/12/16, CMO, VRN (a)(d)	Aaa/NR	3,078,150
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
720	2.51%, 8/25/35	A3/AA	680,108
803	4.248%, 8/25/35	A3/AA	753,158
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
4,400	5.322%, 12/11/49	Aaa/A−	4,281,501
8,000	5.546%, 1/15/46, VRN	Aaa/AAA	8,192,170
€397	Cordusio RMBS SRL, 0.775%, 6/30/35, CMO, FRN	Aaa/AAA	511,312
	Countrywide Alternative Loan Trust, CMO,
$2,705	0.453%, 11/25/46, FRN	B3/B−	1,496,642
746	0.463%, 5/25/36, FRN	B1/B−	411,994
12,931	6.25%, 8/25/37	Caa1/CC	7,642,064
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
361	0.583%, 3/25/35, FRN	B1/A	209,586
86	3.969%, 8/25/34, VRN	Ba1/B+	62,765
26	Credit Suisse First Boston Mortgage Securities Corp.,
	2.928%, 7/25/33, CMO, VRN	Aaa/AAA	25,004
	Credit Suisse Mortgage Capital Certificates, CMO,
2,600	5.311%, 12/15/39	Aaa/A+	2,572,306
7,300	5.912%, 6/15/39, VRN	Aaa/BBB+	6,988,070

28 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$129	Deutsche Alt-A Securities, Inc. Alternate Loan Trust,
	0.343%, 2/25/37, CMO, FRN	Ba3/AAA	$127,582
	Downey Savings & Loan Assoc. Mortgage Loan Trust, CMO, FRN,
2,731	0.516%, 8/19/45	Baa3/BBB−	1,796,839
1,775	2.505%, 7/19/44	Aa3/AAA	1,372,614
170	First Horizon Asset Securities, Inc., 2.916%, 12/25/33, CMO, FRN	Aaa/NR	167,462
4,320	Greenpoint Mortgage Funding Trust, 0.493%, 6/25/45, CMO, FRN	Baa2/BB−	2,799,800
19	Greenpoint Mortgage Pass Through Certificates,
	2.999%, 10/25/33, CMO, FRN	NR/B	16,191
1,000	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/A	1,005,271
	GSR Mortgage Loan Trust, CMO, FRN,
134	2.14%, 3/25/33	Aaa/NR	131,185
1,207	2.948%, 9/25/35	NR/AAA	1,176,976
	Harborview Mortgage Loan Trust, CMO,
730	0.596%, 6/20/35, FRN	Aaa/AAA	588,241
290	3.096%, 5/19/33, VRN	NR/AAA	288,340
33,449	Hilton Hotel Pool Trust, 0.848%, 10/3/15, CMO, IO, VRN (a)(d)	Aaa/AAA	102,482
445	Homebanc Mortgage Trust, 5.798%, 4/25/37, CMO, VRN	Ba1/BBB−	355,829
€279	IntesaBci Sec 2 SRL, 0.938%, 8/28/23, CMO, FRN	Aaa/AAA	368,808
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
$1,000	5.336%, 5/15/47	Aaa/A	987,905
6,600	5.42%, 1/15/49	Aaa/NR	6,374,980
2,200	5.44%, 6/12/47	Aaa/A+	2,178,714
	JPMorgan Mortgage Trust, CMO,
2,351	3.440%, 7/25/35, FRN	Baa2/AAA	2,307,048
202	4.411%, 11/25/33, FRN	NR/AAA	199,660
388	5.015%, 2/25/35, FRN	A2/AAA	393,463
6,528	5.482%, 2/25/36, VRN	NR/BB−	5,836,800
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO, VRN,
1,200	5.172%, 12/12/49	Aaa/AA−	1,187,403
1,600	6.155%, 8/12/49	NR/AAA	1,619,345
	Morgan Stanley Dean Witter Capital I, CMO,
600	4.74%, 11/13/36	NR/AAA	630,755
252	6.66%, 2/15/33	NR/AAA	257,185
1,189	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (a)(d)(g)	B3/NR	134,531

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 29

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	RBSSP Resecuritization Trust, CMO, FRN (a)(d),
$2,529	0.543%, 5/26/37	NR/NR	$2,254,680
22,045	0.583%, 3/26/37	NR/NR	19,911,548
10,327	0.763%, 9/26/34	NR/NR	9,327,635
16,235	0.763%, 3/26/36	NR/NR	15,448,066
9,172	0.763%, 4/26/37	NR/NR	8,491,584
1,883	Residential Accredit Loans, Inc., 0.473%, 4/25/46, CMO, FRN	Baa2/CCC	806,984
175	Structured Adjustable Rate Mortgage Loan Trust,
	2.755%, 2/25/34, CMO, VRN	Aa2/AAA	160,921
4,904	Structured Asset Mortgage Investments, Inc.,
	0.483%, 5/25/36, CMO, FRN	B3/CCC	2,842,097
1,718	Thornburg Mortgage Securities Trust, 0.373%, 11/25/46, CMO, FRN	B2/AAA	1,680,303
	Wachovia Bank Commercial Mortgage Trust, CMO,
450	0.334%, 6/15/20, FRN (a)(d)	Aaa/AAA	399,564
700	5.416%, 1/15/45, VRN	Aaa/AA−	717,957
1,300	5.678%, 5/15/46	Aaa/A	1,304,627
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
288	0.573%, 1/25/45	Aa2/AAA	239,065
3,133	0.62%, 11/25/34	Aa2/AAA	2,327,266
1,576	1.441%, 2/25/46	A2/AA	1,266,514
889	Wells Fargo Mortgage-Backed Securities Trust,
	2.923%, 3/25/36, CMO, VRN	B3/NR	671,978

	Total Mortgage-Backed Securities (cost–$179,195,709)		188,553,766

SOVEREIGN DEBT OBLIGATIONS–4.8%
	Australia–0.2%
AUD 5,400	Queensland Treasury Corp., 6.00%, 9/14/17, Ser. 17	Aaa/AAA	5,032,793

	Brazil–0.3%
BRL 16,400	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17, Ser. F	Baa3/NR	8,482,134

	Canada–2.7%
CAD 10,900	Canada Housing Trust No. 1, 0.845%, 9/15/14, FRN (a)(d)	Aaa/AAA	10,904,843
CAD 69,400	Canadian Government Bond, 1.50%, 6/1/12	NR/NR	67,768,711
CAD 2,400	Province of Ontario Canada, 6.50%, 3/8/29	Aa1/AA−	2,860,518

			81,534,072

	Germany–1.3%
	Bundesrepublik Deutschland,
€3,000	3.75%, 1/4/19, Ser. 08	Aaa/NR	4,261,293
€25,200	4.25%, 7/4/39, Ser. 07	Aaa/AAA	36,931,863

			41,193,156

30 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Korea (Republic of)–0.0%
$500	Korea Development Bank, 8.00%, 1/23/14	A1/A	$579,362

	Qatar–0.3%
	Qatar Government International Bond (a)(d),
3,300	4.00%, 1/20/15	Aa2/AA−	3,403,125
6,100	5.25%, 1/20/20	Aa2/AA−	6,344,000

			9,747,125

	Total Sovereign Debt Obligations (cost–$142,288,183)		146,568,642

U.S. TREASURY BONDS & NOTES (k)–4.4%
	U.S. Treasury Bonds & Notes,
4,371	0.875%, 2/29/12 (e)		4,370,808
35,800	3.50%, 2/15/39 (e)		29,920,960
308	4.00%, 8/15/18		321,427
99,028	4.50%, 8/15/39 (e)		98,579,304

	Total U.S. Treasury Bonds & Notes (cost–$128,702,983)		133,192,499

U.S. GOVERNMENT AGENCY SECURITIES–4.0%
	Fannie Mae–0.7%
5	2.864%, 8/25/18, CMO, FRN	Aaa/AAA	4,707
5,555	3.187%, 11/1/35, FRN, MBS	Aaa/AAA	5,791,925
8	3.756%, 2/1/18, FRN, MBS	Aaa/AAA	7,977
1,209	4.50%, 4/25/16, CMO	Aaa/AAA	1,224,810
3,147	4.50%, 1/25/17, CMO	Aaa/AAA	3,254,549
3,848	4.654%, 5/1/35, FRN, MBS	Aaa/AAA	3,922,213
619	5.00%, 1/25/17, CMO	Aaa/AAA	634,455
82	5.00%, 4/1/22, MBS	Aaa/AAA	87,173
4,902	5.29%, 11/25/33, CMO	Aaa/AAA	5,214,745
5	5.311%, 4/1/17, FRN, MBS	Aaa/AAA	4,896
2,290	6.00%, 11/1/27, MBS	Aaa/AAA	2,452,694

			22,600,144

	Freddie Mac–1.1%
10	3.375%, 12/1/18, FRN, MBS	Aaa/AAA	9,961
61	4.50%, 10/15/19, CMO	Aaa/AAA	62,582
2,433	4.50%, 2/15/20, CMO	Aaa/AAA	2,493,399
5	4.575%, 6/1/30, FRN, MBS	Aaa/AAA	5,084
754	5.00%, 1/15/18, CMO	Aaa/AAA	777,694
1,561	5.00%, 7/15/24, CMO	Aaa/AAA	1,568,322
1,164	5.00%, 5/15/27, CMO	Aaa/AAA	1,179,861
19,468	5.00%, 7/15/33, CMO	Aaa/AAA	19,129,925
6,953	6.00%, 5/15/36, CMO	Aaa/AAA	7,494,755

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 31

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Freddie Mac (continued)

$136	6.50%, 1/1/38, MBS	Aaa/AAA	$147,510
511	6.50%, 10/1/38, MBS	Aaa/AAA	555,240

			33,424,333

	Ginnie Mae–0.2%
17	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	17,455
95	6.00%, 6/15/36, MBS	Aaa/AAA	102,780
86	6.00%, 9/15/36, MBS	Aaa/AAA	92,228
13	6.00%, 10/15/36, MBS	Aaa/AAA	14,327
5,364	6.00%, 11/15/36, MBS	Aaa/AAA	5,773,416

			6,000,206

	Small Business Administration Participation Certificates–2.0%
449	4.504%, 2/1/14	Aaa/AAA	468,351
4,930	4.77%, 4/1/24, ABS	Aaa/AAA	5,204,232
29,040	5.32%, 1/1/27, ABS	Aaa/AAA	31,416,279
21,624	5.70%, 8/1/26, ABS	Aaa/AAA	23,655,810

			60,744,672

	Total U.S. Government Agency Securities (cost–$116,014,577)		122,769,355

MUNICIPAL BONDS–3.7%
	California–1.6%
2,400	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	Baa3/BBB	1,854,792
15,000	Infrastructure & Economic Dev. Bank Rev., 6.486%, 5/15/49	Aa2/AA−	15,432,600
	State, GO,
4,350	7.55%, 4/1/39	A1/A−	4,807,359
22,400	7.95%, 3/1/36	A1/A−	23,824,416
2,500	Univ. of California Rev., 4.75%, 5/15/33, Ser. L	Aa1/AA	2,505,900

			48,425,067

	Illinois–0.6%
1,500	Chicago Board of Education, GO, 5.25%, 12/1/26, Ser. C	Aa2/AA−	1,602,330
2,500	Chicago Metropolitan Water Reclamation Dist., GO, 5.72%, 12/1/38	Aaa/AAA	2,611,975
10,500	Chicago Transit Auth. Rev., 6.20%, 12/1/40, Ser. B	Aa3/AA	10,864,245
	Finance Auth. Rev., Univ. of Chicago,
1,240	5.00%, 7/1/27, Ser. A	Aa1/AA	1,289,873
1,600	5.50%, 7/1/37, Ser. B	Aa1/AA	1,762,016

			18,130,439

32 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Iowa–0.0%
$825	Tobacco Settlement Auth. Rev., 6.50%, 6/1/23, Ser. A	Baa3/BBB	$706,291

	Michigan–0.3%
8,355	Detroit City School Dist., School Building & Site Improvements, GO, 5.00%, 5/1/33, Ser. B (FGIC) (Q-SBLF)	Aa2/AA	7,960,143

	Minnesota–0.0%
900	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	903,096

	Nevada–0.2%
4,005	Clark Cnty. School Dist., GO, 5.00%, 6/15/19, Ser. A	Aa2/AA	4,408,063

	New Jersey–0.0%
250	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BBB	173,990

	New York–0.3%
1,300	New York City Transitional Finance Auth. Rev.,
	5.00%, 1/15/25, Ser. S-1	Aa3/AA−	1,377,350
5,000	Port Auth. of New York & New Jersey Rev.,
	5.125%, 5/1/34, Ser. 136 (NPFGC)(m)	Aa2/AA−	5,029,400
2,500	State Urban Dev. Corp. Rev., 5.77%, 3/15/39	NR/AAA	2,572,275

			8,979,025

	Ohio–0.3%
	Buckeye Tobacco Settlement Financing Auth. Rev. Ser. A-2,
11,700	5.75%, 6/1/34	Baa3/BBB	9,174,555
900	5.875%, 6/1/47	Baa3/BBB	675,585

			9,850,140

	Texas–0.3%
4,400	Dallas Cnty. Hospital Dist., GO, 5.621%, 8/15/44, Ser. C	NR/AAA	4,609,528
4,100	North Texas Tollway Auth. Rev., 6.718%, 1/1/49, Ser. B	A2/A−	4,450,550

			9,060,078

	Washington–0.0%
600	State, GO, zero coupon, 12/1/20, Ser. F (NPFGC)	Aa1/AA+	393,918

	Wisconsin–0.1%
2,300	State Rev., 6.00%, 5/1/36, Ser. A	Aa3/AA−	2,527,769

	Total Municipal Bonds (cost–$108,038,772)		111,518,019

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 33

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

SENIOR LOANS (a)(c)–1.4%
	Automotive–0.3%
	Ford Motor Corp., Term B,
$4,512	3.26%, 12/15/13		$4,365,133
4,049	3.31%, 12/15/13		3,916,371

			8,281,504

	Financial Services–1.0%
29,500	Chrysler Financial Corp., 4.26%, 8/3/12, Term B		29,597,710

	Healthcare & Hospitals–0.0%
	HCA, Inc.,
370	2.54%, 11/17/13, Term B1		360,061
886	3.54%, 3/31/17, Term B2		881,535

			1,241,596

	Paper/Paper Products–0.1%
	Georgia-Pacific Corp., Term B2,
1,937	2.252%, 12/23/12		1,928,174
250	2.29%, 12/20/12		248,612

			2,176,786

	Total Senior Loans (cost–$40,554,360)		41,297,596

ASSET-BACKED SECURITIES–0.4%
467	ACE Securities Corp., 0.313%, 12/25/36, FRN	B3/B	422,122
84	Asset-Backed Funding Certificates, 0.323%, 1/25/37, FRN	Aaa/A−	81,984
715	Bear Stearns Asset Backed Securities Trust, 1.263%, 10/25/37, FRN	B1/BBB	499,678
501	BNC Mortgage Loan Trust, 0.363%, 5/25/37, FRN	Ba2/B+	441,849
	Conseco Financial Corp.,
371	6.22%, 3/1/30	NR/BBB	367,881
5,028	6.53%, 2/1/31, VRN	NR/B−	4,624,624
1,433	HSI Asset Securitization Corp. Trust, 0.373%, 4/25/37, FRN	B2/B+	1,200,052
216	Indymac Residential Asset Backed Trust, 0.343%, 7/25/37, FRN	A2/BBB−	211,613
465	JPMorgan Mortgage Acquisition Corp., 0.343%, 3/25/37, FRN	Baa2/BB−	437,763
4	Keystone Owner Trust, 9.00%, 1/25/29 (a)(d)	Caa1/NR	3,832
1,352	MASTR Asset-Backed Securities Trust, 0.343%, 5/25/37, FRN	Baa2/AAA	1,302,119
450	Merrill Lynch Mortgage Investors, Inc., 0.383%, 2/25/37, FRN	Caa1/CCC	283,811
76	Morgan Stanley ABS Capital I, 0.313%, 10/25/36, FRN	Aaa/AAA	75,538
265	Morgan Stanley Mortgage Loan Trust, 0.623%, 4/25/37, FRN	Caa3/CCC	111,531
294	Nationstar Home Equity Loan Trust, 0.323%, 6/25/37, FRN	Aa2/AAA	285,652

34 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$453	Popular ABS Mortgage Pass-Through Trust, 0.353%, 6/25/47, FRN	Ba2/AAA	$400,660
232	Wells Fargo Home Equity Trust, 0.493%, 10/25/35, FRN	Aaa/AAA	227,533

	Total Asset-Backed Securities (cost–$10,465,986)		10,978,242

Shares
PREFERRED STOCK–0.0%
	Capital Markets–0.0%
56,000	Goldman Sachs Group, Inc., 3.75%, Ser. A (p) (cost–$1,400,000)	Baa2/BBB	1,127,840

CONVERTIBLE PREFERRED STOCK–0.0%
	Financial Services–0.0%
700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (i)	Ba1/A−	690,200

	Insurance–0.0%
9,050	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	89,142

	Total Convertible Preferred Stock (cost–$1,016,500)		779,342

COMMON STOCK–0.0%
	Diversified Financial Services–0.0%
7,230	CIT Group, Inc. (l) (cost–$209,126)		293,539

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS–6.4%
	Corporate Notes–2.1%
	Banking–0.1%
$4,700	National City Bank, 0.366%, 6/18/10, FRN	A1/A+	4,699,690

	Financial Services–0.9%
2,900	International Lease Finance Corp., 4.95%, 2/1/11	B1/BB+	2,886,538
130	Isles CBO Ltd., 1.243%, 10/27/10, FRN (a)(d)(g)	B1/NR	126,270
8,000	JPMorgan Chase & Co., 0.299%, 5/7/10, FRN	Aa3/A+	8,000,000
¥1,200,000	Lehman Brothers Holdings, Inc., 1.15%, 10/26/10 (f)	WR/NR	2,457,185
$2,000	Longpoint Re Ltd., 5.491%, 5/10/10, FRN (a)(b)(d)(o) (acquisition cost-$2,000,000; purchased 4/27/07)	NR/BB+	1,999,900
11,500	Williams Cos., Inc., 6.375%, 10/1/10 (a)(d)	Baa3/BB+	11,683,034

			27,152,927

	Insurance–0.8%
500	American International Group, Inc., 4.70%, 10/1/10	A3/A−	502,975
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (a)(d)	Aa3/AA−	5,047,715

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 35

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Insurance (continued)

	Residential Reinsurance Ltd. FRN (a)(b)(d)(o),
$14,300	6.252%, 6/7/10
	(acquisition cost-$14,300,000; purchased 5/16/07)	NR/BB	$14,350,765
4,000	7.502%, 6/7/10
	(acquisition cost-$4,000,000; purchased 5/16/07)	NR/BB	4,014,200

			23,915,655

	Oil & Gas–0.0%
400	Enterprise Products Operating LLC, 4.95%, 6/1/10	Baa3/BBB−	400,984

	Telecommunications–0.1%
100	British Telecommunications PLC, 9.125%, 12/15/10	Baa2/BBB−	104,843
2,500	Deutsche Telekom International Finance BV, 8.50%, 6/15/10	Baa1/BBB+	2,520,952
100	France Telecom S.A., 7.75%, 3/1/11	A3/A−	105,665

			2,731,460

	Utilities–0.2%
2,000	Entergy Arkansas, Inc., 4.50%, 6/1/10	A3/A−	2,006,444
3,300	Entergy Louisiana LLC, 4.67%, 6/1/10	A3/A−	3,307,610
200	Idaho Power Co., 6.60%, 3/2/11	A2/A−	208,092
500	PSEG Power LLC, 7.75%, 4/15/11	Baa1/BBB	531,140

			6,053,286

	Total Corporate Notes (cost–$63,084,877)		64,954,002

	U.S. Government Agency Securities–1.7%
	Fannie Mae–0.6%
16,700	1.01%, 6/23/10	Aaa/AAA	16,695,574

	Federal Home Loan Discount Notes–1.1%
10,100	0.169%, 5/7/10	Aaa/AAA	10,099,697
2,900	0.175%, 6/4/10	Aaa/AAA	2,899,507
7,200	0.180%, 6/18/10	Aaa/AAA	7,198,368
13,500	1.01%, 7/2/10	Aaa/AAA	13,495,950

			33,693,522

	Freddie Mac–0.0%
23	0.204%, 2/1/11, FRN (k)	Aaa/AAA	22,990

	Total U.S. Government Agency Securities (cost–$50,411,727)		50,412,086

	U.S. Treasury Bills (k)–1.1%
32,653	0.181%-0.219%, 8/19/10-9/9/10 (cost–$32,631,711)		32,634,439

36 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount
(000s)		Value

	Repurchase Agreements–1.5%
$31,000	Barclays Capital, Inc., dated 4/30/10, 0.20%, due 5/3/10, proceeds $31,000,517; collateralized by U.S. Treasury Notes, 0.75%, due 11/30/11, valued at $31,639,990 including accrued interest	$31,000,000
10,500	JPMorgan Securities, Inc., dated 4/30/10, 0.20%, due 5/3/10, proceeds $10,500,175; collateralized by U.S. Treasury Inflation Index Notes, 1.875%, due 7/15/13, valued at $10,738,264 including accrued interest	10,500,000
5,100	State Street Bank & Trust Co., dated 4/30/10, 0.01%, due 5/3/10, proceeds $5,100,004; collateralized by U.S. Treasury Bills, zero coupon, due 5/6/10, valued at $5,205,000	5,100,000

	Total Repurchase Agreements (cost–$46,600,000)	46,600,000

	Total Short-Term Investments (cost–$192,728,315)	194,600,527

Notional
Amount
OPTIONS PURCHASED (l)–0.2%
	Call Options–0.0%
	Euro versus Japanese Yen (OTC),
€9,000,000	strike price €148.40, expires 6/3/10	12
	Euro versus U.S. Dollar (OTC),
€28,600,000	strike price €1.38, expires 5/21/10	61,605
€19,000,000	strike price €1.38, expires 6/3/10	82,864

		144,481

	Put Options–0.2%
	Euro versus Japanese Yen (OTC),
€9,000,000	strike price €148.40, expires 6/3/10	2,227,604
	Euro versus U.S. Dollar (OTC),
€28,600,000	strike price €1.38, expires 5/21/10	1,314,779
€19,000,000	strike price €1.38, expires 6/3/10	916,503

		4,458,886

	Total Options Purchased (cost–$5,611,830)	4,603,367

	Total Investments before options written (cost–$2,917,236,853)–102.4%	3,113,767,643

OPTIONS WRITTEN (l)–(0.5)%
	Call Options–(0.3)%
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$905,000,000	strike rate 3.25%, expires 8/31/10	(3,254,652)
191,500,000	strike rate 3.25%, expires 10/29/10	(1,105,912)
345,700,000	strike rate 3.50%, expires 6/14/10	(1,641,142)

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 37

Fixed Income SHares: Series C Schedule of Investments
April 30, 2010 (unaudited) (continued)

Notional
Amount			Value

	Call Options (continued)

$185,400,000	strike rate 3.50%, expires 8/31/10		$(1,539,969)
40,500,000	strike rate 3.60%, expires 5/21/10		(185,798)
	Dow Jones CDX IG-14 5-Year Index,
213,000,000	strike price $0.75, expires 6/16/10		(162,891)
	iTraxx Europe 13 5-Year Index (OTC),
€272,500,000	strike price €0.70, expires 6/16/10		(195,966)
€21,900,000	strike price €0.70, expires 9/15/10		(46,309)

			(8,132,639)

	Put Options–(0.2)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$314,100,000	strike rate 4.00%, expires 12/1/10		(1,397,619)
36,000,000	strike rate 5.50%, expires 8/31/10		(950)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
340,900,000	strike rate 6.00%, expires 8/31/10		(5,659)
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
40,500,000	strike rate 4.10%, expires 5/21/10		(18,861)
345,700,000	strike rate 4.50%, expires 6/14/10		(115,084)
185,400,000	strike rate 4.50%, expires 8/31/10		(797,313)
810,300,000	strike rate 4.75%, expires 8/31/10		(1,807,860)
191,500,000	strike rate 5.00%, expires 10/29/10		(639,667)
281,000,000	strike rate 6.00%, expires 8/31/10		(13,600)
	Dow Jones CDX IG-14 5-Year Index,
213,000,000	strike price $1.25, expires 6/16/10		(100,662)
	iTraxx Europe 12 5-Year Index (OTC),
€98,500,000	strike price €1.35, expires 6/16/10		(55,609)
€198,200,000	strike price €1.50, expires 6/16/10		(57,022)
	iTraxx Europe 13 5-Year Index (OTC),
€272,500,000	strike price €1.20, expires 6/16/10		(412,364)
€21,900,000	strike price €1.30, expires 9/15/10		(96,811)

			(5,519,081)

	Total Options Written (premiums received–$29,215,807)		(13,651,720)

	Total Investments net of options written (cost–$2,888,021,046)	101.9%	3,100,115,923
	Other liabilities in excess of other assets	(1.9)	(58,578,782)

	Net Assets	100.0%	$3,041,537,141

38 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series H Schedule of Investments
April 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

MUNICIPAL BONDS–82.9%
	Arizona–5.1%
$100	Apache Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB−	$100,279
100	Pima Cnty. Industrial Dev. Auth. Rev., Choice Education and Dev. Corp. Project, 6.375%, 6/1/36	NR/NR	78,016

			178,295

	California–6.1%
100	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev., Sharp Healthcare, 6.25%, 8/1/39	A3/A−	109,227
100	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA−	103,457

			212,684

	Delaware–2.9%
100	State Economic Dev. Auth. Rev., Delmarva Power & Light Co., 5.40%, 2/1/31	Baa2/BBB	101,802

	Florida–5.3%
100	Hurricane Catastrophe Fund Finance Corp. Rev., 5.00%, 7/1/11, Ser. A (IBC-NPFGC)	Aa3/AA−	104,547
100	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	81,087

			185,634

	Georgia–2.9%
100	DeKalb Cnty. Hospital Auth. Rev., DeKalb Medical Center, Inc. Project, 6.125%, 9/1/40 (e)	NR/NR	100,103

	Hawaii–2.9%
100	State Airport Rev., 5.00%, 7/1/34, Ser. A	A2/A−	100,072

	Illinois–2.1%
100	Finance Auth. Rev., DeKalb Supportive Living, 6.10%, 12/1/41 (m)	NR/NR	75,344

	Indiana–2.5%
100	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.70%, 9/1/37 (a)(d)	NR/NR	86,747

	Iowa–1.9%
100	Finance Auth. Rev., Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	NR/NR	68,428

	Maine–2.8%
100	Portland Airport Rev., 5.00%, 1/1/40 (AGM)	Aa3/AAA	99,993

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 39

Fixed Income SHares: Series H Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Maryland–4.9%
$100	Health & Higher Educational Facs. Auth. Rev., King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	$70,996
100	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB−	100,112

			171,108

	Michigan–5.6%
100	Detroit, GO, 5.25%, 11/1/35	Aa3/AA−	98,754
100	Tobacco Settlement Finance Auth. Rev., 5.125%, 6/1/22, Ser. A	NR/BBB	98,188

			196,942

	Missouri–1.6%
100	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%,7/1/25, Ser. B (m)	NR/NR	55,271

	New Mexico–2.3%
100	Otero Cnty. Rev., 6.00%, 4/1/28	NR/NR	79,288

	North Carolina–7.2%
100	Medical Care Commission Rev., Duke Univ. Health Systems, 5.00%, 6/1/42, Ser. A	Aa2/AA	101,340
150	Ports Auth. Rev., 5.25%, 2/1/40, Ser. A	A3/NR	152,274

			253,614

	Ohio–2.4%
100	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/30, Ser. A-2	Baa3/BBB	84,638

	Pennsylvania–5.3%
100	Allegheny Cnty. Hospital Dev. Auth. Rev., West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A	Ba3/BB	80,469
100	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	A2/A	103,818

			184,287

	Tennessee–6.9%
100	Rutherford Cnty. Health & Educational Facs. Board Rev., Ascension Health Group, 5.00%, 11/15/40	Aa1/AA	101,437
150	Tennessee Energy Acquisition Corp. Rev., 5.00%, 2/1/25, Ser. C	Baa1/A	141,587

			243,024

	Texas–3.0%
100	North Texas Tollway Auth. Rev., 5.75%, 1/1/33, Ser. F	A3/BBB+	103,749

40 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series H Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Utah–4.9%
$100	Spanish Fork City Rev., American Leadership Academy, 5.55%, 11/15/21 (a)(d)	NR/NR	$91,238
100	Utah Cnty., Lincoln Academy Charter School, GO, 5.875%, 6/15/37, Ser. A (a)(d)	NR/NR	81,859

			173,097

	Virginia–2.2%
100	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	77,087

	Wisconsin–2.1%
100	Milwaukee Redev. Auth. Rev., Academy of Learning, 5.65%, 8/1/37, Ser. A	NR/NR	75,527

	Total Municipal Bonds (cost–$3,168,218)		2,906,734

Shares
MONEY MARKET FUND–18.9%
662,000	SSgA Tax Free Money Market Fund (cost–$662,000)		662,000

	Total Investments (cost–$3,830,218)	101.8%	3,568,734
	Liabilities in excess of other assets	(1.8)	(64,095)

	Net Assets	100.0%	$3,504,639

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 41

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

CORPORATE BONDS & NOTES–34.3%
	Banking–8.6%
$7,000	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (a)(d)	Aaa/AAA	$7,143,024
	American Express Bank FSB,
10,000	0.397%, 5/29/12, FRN	A2/BBB+	9,889,530
1,700	5.50%, 4/16/13	A2/BBB+	1,838,783
22,550	5.55%, 10/17/12	A2/BBB+	24,317,401
17,300	6.00%, 9/13/17	A2/BBB+	18,722,458
24,600	American Express Centurion Bank, 6.00%, 9/13/17	A2/BBB+	26,622,686
2,600	ANZ National International Ltd., 6.20%, 7/19/13 (a)(d)	Aa2/AA	2,868,757
	Barclays Bank PLC,
6,400	5.00%, 9/22/16	Aa3/AA−	6,639,981
45,800	5.45%, 9/12/12	Aa3/AA−	49,404,277
5,000	5.926%, 12/15/16 (a)(d)(i)	Baa2/A−	4,575,000
1,900	Commonwealth Bank of Australia, 2.90%, 9/17/14 (a)(d)	Aaa/AAA	1,934,063
5,000	Credit Suisse, 5.50%, 5/1/14	Aa1/A+	5,483,280
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13 (a)(d)(i)	A3/A−	10,354,828
35,300	ING Bank NV, 0.928%, 1/13/12, FRN (a)(d)	Aa3/A+	35,240,590
	Rabobank Nederland NV (a)(d),
1,600	3.20%, 3/11/15	Aaa/AAA	1,606,109
36,900	4.75%, 1/15/20	Aaa/AAA	37,395,862
	Wachovia Bank N.A.,
13,750	0.587%, 3/15/16, FRN	Aa3/AA−	13,061,413
500	4.875%, 2/1/15	Aa3/AA−	524,964

			257,623,006

	Biotechnology–0.0%
700	Amgen, Inc., 6.40%, 2/1/39	A3/A+	778,935

	Commercial Services–0.2%
4,700	Board of Trustees of The Leland Stanford Junior Univ., 4.75%, 5/1/19	Aaa/AAA	4,951,243

	Diversified Manufacturing–2.5%
70,000	General Electric Co., 5.25%, 12/6/17	Aa2/AA+	74,568,830

	Drugs & Medical Products–0.2%
5,000	AstraZeneca PLC, 5.40%, 9/15/12	A1/AA−	5,481,450

	Financial Services–17.9%
	American Express Co.,
600	6.15%, 8/28/17	A3/BBB+	658,822
600	7.00%, 3/19/18	A3/BBB+	687,104
25,000	American Express Credit Corp., 5.875%, 5/2/13	A2/BBB+	27,351,375

42 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Financial Services (continued)

	Bank of America Corp.,
$8,295	0.58%, 8/15/16, FRN	A3/A−	$7,265,873
21,700	5.75%, 12/1/17	A2/A	22,203,114
25,000	7.375%, 5/15/14	A2/A	28,183,375
	Bank of America N.A.,
15,000	5.30%, 3/15/17	A1/A	14,889,585
2,600	6.10%, 6/15/17	A1/A	2,711,072
	Bear Stearns Cos. LLC,
21,000	6.40%, 10/2/17	Aa3/A+	23,267,328
2,500	6.95%, 8/10/12	Aa3/A+	2,778,595
1,000	7.25%, 2/1/18	Aa3/A+	1,155,362
	CIT Group, Inc.,
230	7.00%, 5/1/13	NR/NR	228,056
345	7.00%, 5/1/14	NR/NR	333,888
345	7.00%, 5/1/15	NR/NR	330,006
575	7.00%, 5/1/16	NR/NR	548,571
806	7.00%, 5/1/17	NR/NR	768,000
	Citigroup, Inc.,
13,100	1.95%, 5/15/18, FRN	A3/A	12,314,236
40,500	5.50%, 4/11/13	A3/A	42,797,727
52,260	6.125%, 5/15/18	A3/A	54,277,497
25,000	6.375%, 8/12/14	A3/A	26,995,450
6,900	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB−	6,934,500
7,689	Countrywide Financial Corp., 5.80%, 6/7/12	A2/A	8,187,739
600	Credit Agricole S.A., 6.637%, 5/31/17 (a)(d)(i)	A3/A−	511,500
	General Electric Capital Corp.,
€1,200	5.50%, 9/15/67, (converts to FRN on 9/15/17)(a)(d)	Aa3/A+	1,443,999
$31,100	6.375%, 11/15/67, (converts to FRN on 11/15/17)	Aa3/A+	29,972,625
	Goldman Sachs Group, Inc.,
€800	0.959%, 2/4/13, FRN	A1/A	1,007,677
$12,000	5.125%, 1/15/15	A1/A	12,408,396
3,000	5.25%, 10/15/13	A1/A	3,149,352
2,900	5.95%, 1/18/18	A1/A	2,979,274
52,700	6.75%, 10/1/37	A2/A−	51,255,019
670	HSBC Finance Corp., 0.607%, 9/14/12, FRN	A3/A	661,798
	JPMorgan Chase & Co.,
1,900	1.007%, 6/13/11, FRN	Aa3/A+	1,913,731
14,000	4.65%, 6/1/14	Aa3/A+	14,920,024
1,000	7.90%, 4/30/18 (i)	Baa1/BBB+	1,053,748

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 43

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Financial Services (continued)

$49,200	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (f)	WR/NR	$184,500
8,200	MassMutual Global Funding II, 2.875%, 4/21/14 (a)(d)	Aa2/AA+	8,274,243
	Merrill Lynch & Co., Inc.,
3,000	0.482%, 6/5/12, FRN	A2/A	2,945,238
200	5.00%, 1/15/15	A2/A	206,198
400	5.45%, 7/15/14	A2/A	423,035
400	6.05%, 8/15/12	A2/A	429,474
59,200	6.875%, 4/25/18	A2/A	63,854,541
24,000	Morgan Stanley, 6.00%, 4/28/15	A2/A	25,673,880
€1,300	SLM Corp., 0.913%, 11/15/11, FRN	Ba1/BBB−	1,642,117
	UBS AG,
$2,000	5.75%, 4/25/18	Aa3/A+	2,099,572
5,100	5.875%, 12/20/17	Aa3/A+	5,402,787
12,600	Wachovia Corp., 2.114%, 5/1/13, FRN	A1/AA−	12,988,697
6,400	Wells Fargo & Co., 7.98%, 3/15/18 (i)	Ba1/A−	6,784,000

			537,052,700

	Food & Beverage–0.1%
1,700	Kraft Foods, Inc., 6.125%, 2/1/18	Baa2/BBB−	1,880,802

	Insurance–1.3%
	American International Group, Inc.,
€1,300	4.00%, 9/20/11	A3/A−	1,738,163
$16,500	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	14,416,875
21,700	8.25%, 8/15/18	A3/A−	23,186,776
£1,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	1,308,706

			40,650,520

	Metals & Mining–0.2%
$5,100	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB−	5,725,979

	Oil & Gas–0.7%
15,500	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	17,350,049
4,600	Valero Energy Corp., 6.625%, 6/15/37	Baa2/BBB	4,640,149

			21,990,198

	Retail–0.3%
4,000	Hasbro, Inc., 6.30%, 9/15/17	Baa2/BBB	4,340,224
5,000	Macy’s Retail Holdings, Inc., 8.875%, 7/15/15	Ba2/BB	5,762,500

			10,102,724

44 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Telecommunications–1.6%
$44,600	AT&T, Inc., 5.50%, 2/1/18	A2/A	$48,131,027
400	Embarq Corp., 6.738%, 6/1/13	Baa3/BBB−	434,195

			48,565,222

	Tobacco–0.6%
	Altria Group, Inc.,
4,500	9.25%, 8/6/19	Baa1/BBB	5,567,859
1,500	9.70%, 11/10/18	Baa1/BBB	1,889,270
9,700	Reynolds American, Inc., 7.25%, 6/15/37	Baa3/BBB	10,106,672

			17,563,801

	Utilities–0.1%
2,600	EDF S.A., 6.50%, 1/26/19 (a)(d)	Aa3/A+	2,954,307

	Total Corporate Bonds & Notes (cost–$1,022,010,805)		1,029,889,717

MORTGAGE-BACKED SECURITIES–14.7%
	Adjustable Rate Mortgage Trust, CMO, VRN,
1,787	3.113%, 5/25/35	Baa1/A−	1,750,146
643	5.343%, 11/25/35	B3/B	512,279
557	5.371%, 1/25/36	Aa3/BBB−	476,874
13,352	American General Mortgage Loan Trust,
	5.15%, 3/25/58, CMO, VRN (a)(b)(d)(o)
	(acquisition cost-$13,348,827; purchased 3/29/10)	Aaa/NR	13,373,758
	American Home Mortgage Assets, CMO, FRN,
1,778	0.453%, 9/25/46	B2/BBB+	1,032,892
1,544	0.473%, 10/25/46	Caa3/BBB	839,891
2,442	Banc of America Funding Corp., 4.454%, 2/20/36, CMO, FRN	NR/AAA	2,323,442
1,389	Banc of America Mortgage Securities, Inc., 5.50%, 9/25/35, CMO	B3/BB	1,036,587
4,700	BCRR Trust, 5.999%, 8/17/45, CMO, VRN (a)(d)(g)	Aaa/NR	4,782,815
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
13,257	2.56%, 8/25/35, FRN	Baa2/AAA	12,751,952
26,827	2.76%, 3/25/35, FRN	Ba2/AAA	25,122,084
8,279	2.934%, 3/25/35, FRN	A1/AAA	8,081,181
84	3.352%, 1/25/35, VRN	A2/AA+	75,541
255	3.680%, 1/25/34, VRN	Aa2/AAA	245,143
2,734	4.625%, 10/25/35, FRN	Ba1/BBB	2,492,482
347	4.960%, 2/25/34, VRN	Aa3/AA	340,036
1,207	5.378%, 5/25/47, VRN	NR/CCC	944,466

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 45

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$464	5.727%, 2/25/36, FRN	B3/CCC	$330,975
	Bear Stearns Alt-A Trust, CMO, VRN,
210	2.952%, 5/25/35	Ba1/AA	158,490
5,324	3.148%, 6/25/34	A1/AA+	2,224,177
1,185	5.622%, 2/25/36	Caa2/CCC	711,401
274	Bear Stearns Mortgage Funding Trust, 0.333%, 2/25/37, CMO, FRN	A1/AAA	271,899
31	Bear Stearns Mortgage Securities, Inc., 6.754%, 3/25/31, CMO, VRN	Aaa/NR	28,670
2,606	Bear Stearns Structured Products, Inc., 5.578%, 1/26/36, CMO, VRN	B2/A+	1,677,280
7,311	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (a)(d)	Aaa/NR	7,461,658
1,227	CC Mortgage Funding Corp., 0.393%, 5/25/48, CMO, FRN (a)(d)	Caa3/CC	548,795
4,497	Chase Mortgage Finance Corp., 6.006%, 9/25/36, CMO, FRN	Ba1/NR	4,119,964
	Citigroup Commercial Mortgage Trust (a)(d)(g),
9,862	5.322%, 12/17/49	Aaa/NR	9,968,797
15,178	5.858%, 7/17/40	Aaa/NR	15,680,300
	Citigroup Mortgage Loan Trust, Inc., CMO,
27,090	2.81%, 10/25/35, FRN	NR/BB+	23,373,150
348	3.430%, 12/25/35, VRN	Caa1/CC	197,328
200	4.477%, 8/25/35, VRN	Aa3/NR	181,847
1,094	4.70%, 12/25/35, FRN	NR/AA−	1,011,206
2,775	5.930%, 9/25/37, VRN	NR/CCC	2,060,984
3,505	Commercial Capital Access One, Inc., 7.959%, 11/15/28, CMO, VRN (a)(d)	NR/NR	1,265,205
	Commercial Mortgage Pass Through Certificates, CMO (a)(d),
704	0.756%, 2/16/34, FRN	Aaa/NR	690,609
7,000	5.362%, 2/5/19	NR/AAA	7,016,666
2,000	5.665%, 2/5/19, VRN	NR/BB−	1,817,585
800	Community Program Loan Trust, 4.50%, 4/1/29, CMO	NR/AAA	730,190
	Countrywide Alternative Loan Trust, CMO,
1,100	0.433%, 1/25/37, FRN	Caa3/CCC	609,692
3,677	0.436%, 2/20/47, FRN	Ba2/CCC	1,997,774
3,910	0.443%, 5/25/47, FRN	B2/CCC	2,217,765
191	0.466%, 7/20/46, FRN	Caa3/CCC	83,671
6,463	0.483%, 5/25/35, FRN	Baa1/A−	4,039,895
3,751	0.523%, 12/25/35, FRN	A1/B−	2,443,004
413	0.533%, 5/25/36, FRN	Ca/CCC	91,559
1,483	1.463%, 2/25/36, FRN	B2/CCC	908,696

46 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$424	5.819%, 11/25/35, VRN	Caa1/CCC	$270,892
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
281	0.493%, 5/25/35, FRN	A1/AAA	173,778
524	0.563%, 4/25/46, FRN	Ca/CCC	149,632
1,517	0.573%, 3/25/35, FRN	A1/CCC	941,496
2,049	0.583%, 3/25/35, FRN	A1/AAA	1,297,756
1,469	0.603%, 3/25/36, FRN	B2/CCC	439,374
1,077	0.653%, 2/25/35, FRN	Ba1/BBB	411,410
54	0.803%, 2/25/35, FRN	Aaa/AAA	47,320
697	3.567%, 4/25/35, FRN	Caa1/CCC	168,081
215	5.25%, 2/20/36, FRN	Caa2/BBB+	169,705
448	5.306%, 10/20/35, VRN	Caa2/CCC	337,799
657	5.684%, 5/20/36, VRN	Caa3/CCC	400,141
20	Credit Suisse First Boston Mortgage Securities Corp.,
	0.837%, 3/25/32, CMO, FRN (a)(d)	Aaa/NR	17,551
380	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	0.576%, 7/19/45, CMO, FRN	Caa3/CCC	115,285
1,500	First Horizon Asset Securities, Inc., 6.25%, 11/25/36, CMO	B2/AA	1,281,460
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO (a)(d)	NR/BBB	893,153
510	GMAC Mortgage Corp. Loan Trust, 5.166%, 11/19/35, CMO, FRN	Caa3/CCC	427,867
227	Greenpoint Mortgage Funding Trust, 0.343%, 10/25/46, CMO, FRN	B2/CC	211,308
2,400	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/A	2,412,651
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (a)(d)	NR/AAA	1,565,091
	GSR Mortgage Loan Trust, CMO,
1,932	2.948%, 9/25/35, FRN	NR/AAA	1,883,162
228	3.524%, 4/25/35, VRN	Caa2/BB−	195,085
370	3.752%, 9/25/34, VRN	A2/A+	323,747
	Harborview Mortgage Loan Trust, CMO, FRN,
5,728	0.446%, 2/19/46	Baa3/AAA	3,304,400
4,365	0.476%, 5/19/35	Baa1/AAA	2,770,889
397	0.506%, 1/19/38	Ca/CCC	138,000
470	0.506%, 9/19/46	Ca/CCC	104,580
33,449	Hilton Hotel Pool Trust, 0.848%, 10/3/15, CMO, IO, VRN (a)(d)	Aaa/AAA	102,482
	Homebanc Mortgage Trust, CMO,
443	0.443%, 12/25/36, FRN	Baa3/A+	325,318

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 47

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$7,800	5.832%, 4/25/37, VRN	B3/CCC	$4,540,210
7,900	Indymac INDA Mortgage Loan Trust, 5.848%, 8/25/36, CMO, VRN	Baa2/AAA	5,585,722
562	Indymac INDB Mortgage Loan Trust, 0.563%, 11/25/35, CMO, FRN	B3/CCC	267,250
	Indymac Index Mortgage Loan Trust, CMO,
193	0.453%, 9/25/46, FRN	B3/B−	111,992
1,006	0.543%, 3/25/35, FRN	Ba1/BB−	661,229
3,573	5.00%, 8/25/35, FRN	B2/B+	2,819,491
385	5.099%, 9/25/35, VRN	B2/B	314,020
6,442	5.215%, 9/25/35, VRN	C/CCC	2,840,597
361	5.265%, 6/25/35, VRN	B1/CCC	275,129
3,256	5.269%, 10/25/35, VRN	B2/CCC	2,617,402
5,500	5.664%, 6/25/36, VRN	B3/AAA	4,225,937
13,511	JPMorgan Alternative Loan Trust, 0.764%, 6/27/37, CMO, FRN (a)(d)	NR/AAA	11,448,631
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
26,081	0.629%, 7/15/19, FRN (a)(d)	Aaa/NR	22,698,111
600	5.336%, 5/15/47	Aaa/A	592,743
2,000	6.465%, 11/15/35	NR/AAA	2,103,108
	JPMorgan Mortgage Trust, CMO,
2,913	3.440%, 7/25/35, FRN	Baa2/AAA	2,858,733
1,694	3.858%, 9/25/34, FRN	NR/AAA	1,723,963
375	4.855%, 4/25/35, VRN	Ba2/AAA	354,673
563	5.406%, 11/25/35, VRN	B2/BBB	533,562
	Luminent Mortgage Trust, CMO, FRN,
2,173	0.433%, 12/25/36	B2/B+	1,245,131
788	0.463%, 10/25/46	Ba1/A−	476,815
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
418	0.503%, 5/25/37	Caa2/CCC	219,102
91	3.097%, 11/21/34	Aa2/AAA	92,002
	MASTR Reperforming Loan Trust, CMO (a)(d),
2,698	7.00%, 5/25/35	Ba3/AAA	2,578,735
4,235	7.50%, 7/25/35	Ba3/AAA	3,724,031
2,522	8.00%, 7/25/35	Ba3/AAA	2,220,727
268	Mellon Residential Funding Corp., 2.61%, 10/20/29, CMO, FRN	NR/AAA	247,145
1,231	Merrill Lynch Alternative Note Asset, 0.563%, 3/25/37, CMO, FRN	Caa3/CCC	575,794
	MLCC Mortgage Investors, Inc., CMO, FRN,
350	0.931%, 7/25/29	Aaa/AAA	328,847
1,585	4.25%, 10/25/35	A1/AAA	1,495,292

48 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Morgan Stanley Capital I, CMO,
$38,250	5.332%, 12/15/43	NR/AAA	$38,847,454
1,100	5.692%, 4/15/49, VRN	Aaa/A−	1,071,619
28,450	5.731%, 7/12/44, VRN	NR/AAA	29,622,925
335	Morgan Stanley Dean Witter Capital I, 1.90%, 3/25/33, CMO, FRN	Aaa/AAA	307,203
	Nomura Asset Acceptance Corp., CMO,
2,808	5.420%, 2/25/36, VRN	Caa2/D	1,440,971
1,216	7.50%, 3/25/34 (a)(d)	Aa3/AAA	1,212,978
298	Opteum Mortgage Acceptance Corp., 0.523%, 7/25/35, CMO, FRN	Ba1/AAA	266,203
	Residential Accredit Loans, Inc., CMO,
311	0.363%, 9/25/46, FRN	B3/CC	296,824
1,235	0.513%, 8/25/37, FRN	B3/CCC	697,934
469	0.563%, 8/25/35, FRN	Baa3/BBB+	290,636
379	0.663%, 10/25/45, FRN	B1/B−	221,912
388	5.714%, 2/25/36, VRN	Caa3/D	226,212
25	Residential Asset Securitization Trust, 0.763%, 3/25/33, CMO, FRN	NR/AAA	22,753
	Residential Funding Mortgage Securities I, CMO,
2,453	4.297%, 3/25/35, VRN	A1/AAA	1,998,753
1,878	6.00%, 9/25/36	Caa1/CCC	1,636,218
592	Sovereign Commercial Mortgage Securities Trust,
	5.844%, 7/22/30, CMO, VRN (a)(d)	Aaa/NR	612,572
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,239	0.753%, 6/25/34, FRN	A1/AAA	947,920
1,364	1.663%, 5/25/35, FRN	B3/CCC	647,887
178	2.716%, 10/25/34, VRN	A2/AA−	152,364
7,900	5.220%, 5/25/36, FRN	NR/BBB−	5,435,953
7,900	5.367%, 9/25/36, VRN	NR/CCC	4,656,553
35	5.45%, 1/25/36, VRN	NR/CC	29,446
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
233	0.363%, 9/25/47	Aa1/AAA	230,936
484	0.393%, 3/25/37	A1/BBB	286,096
14,409	0.443%, 6/25/36	B3/B−	7,593,769
190	0.453%, 6/25/36	B3/BB	110,485
1,469	0.453%, 7/25/46	B3/CCC	881,641
10,076	0.483%, 5/25/36	B3/CCC	5,839,926
1,639	0.483%, 5/25/46	B3/A+	980,300
480	0.523%, 5/25/46	Caa3/CCC	114,876
397	0.606%, 3/19/34	Aaa/AAA	356,229
741	0.606%, 3/19/34	Aa1/AAA	374,489

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 49

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value

	$1,378	0.626%, 12/19/33	Aa3/AAA	$1,179,975
		Structured Asset Securities Corp., CMO, FRN,
	6	2.159%, 5/25/32	A1/AAA	5,317
	283	2.583%, 2/25/34	Aa3/AAA	249,644
	428	Wachovia Mortgage Loan Trust LLC, 5.432%, 10/20/35, CMO, FRN	NR/A−	388,930
		WaMu Mortgage Pass Through Certificates, CMO, FRN,
	28	0.533%, 12/25/45	Aa1/AAA	22,814
	907	0.583%, 1/25/45	Aaa/AAA	754,821
	783	0.62%, 11/25/34	Aa2/AAA	581,816
	4,261	0.64%, 10/25/44	Aa2/AAA	3,105,993
	600	0.673%, 11/25/45	Baa3/AAA	377,259
	2,157	0.74%, 11/25/34	A1/AAA	1,503,787
	2,023	0.803%, 12/25/27	Aaa/AAA	1,822,973
	263	0.903%, 12/25/27	Aaa/AAA	236,763
	572	1.191%, 6/25/47	Ca/CCC	176,435
	89	1.663%, 11/25/42	Baa2/A	78,049
	785	1.963%, 11/25/46	A1/A+	550,692
	20,682	2.831%, 9/25/33	A1/AAA	20,854,075
	1,815	2.846%, 8/25/33	Aaa/AAA	1,839,264
		Wells Fargo Mortgage Backed Securities Trust, CMO,
	941	0.763%, 7/25/37, FRN	B2/NR	589,905
	567	2.903%, 1/25/35, FRN	Aa1/NR	566,515
	2,240	2.903%, 1/25/35, FRN	A3/NR	2,138,948
	2,508	2.965%, 7/25/35, FRN	Baa3/AAA	2,520,006
	18,439	4.609%, 6/25/35, FRN	Baa2/AAA	18,548,587
	750	4.656%, 8/25/34, FRN	Aaa/AAA	693,623
	4,236	4.940%, 3/25/36, VRN	NR/A	3,961,098
	1,287	6.00%, 6/25/37	Caa1/NR	1,092,821

		Total Mortgage-Backed Securities (cost–$455,136,105)		442,008,485

SOVEREIGN DEBT OBLIGATIONS–14.5%
		Canada–12.9%
CAD	400,400	Canadian Government Bond, 2.50%, 6/1/15	NR/AAA	386,168,475

		China–0.3%
		Export-Import Bank of China,
	$3,350	4.875%, 7/21/15	WR/A+	3,579,080
	4,050	4.875%, 7/21/15 (a)(d)	WR/A+	4,345,087

				7,924,167

		Mexico–0.4%
	12,600	United Mexican States, 6.05%, 1/11/40	Baa1/BBB	12,411,000

50 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Qatar–0.9%
	Qatar Government International Bond,
$3,900	4.00%, 1/20/15 (a)(d)	Aa2/AA−	$4,021,875
7,900	5.25%, 1/20/20 (a)(d)	Aa2/AA−	8,216,000
4,600	6.40%, 1/20/40 (a)(d)	Aa2/AA−	4,841,500
9,500	6.55%, 4/9/19	Aa2/AA−	10,758,750

			27,838,125

	Total Sovereign Debt Obligations (cost–$434,103,720)		434,341,767

U.S. TREASURY BONDS & NOTES–12.6%
	U.S. Treasury Bonds & Notes,
10	0.875%, 2/29/12		10,000
632	2.375%, 10/31/14 (k)		635,851
23,300	2.50%, 4/30/15		23,391,010
10,000	2.625%, 6/30/14 (k)		10,217,970
132,600	3.125%, 10/31/16 (k)		133,604,843
100	4.125%, 5/15/15		108,234
30,900	4.375%, 2/15/38		30,286,820
32,400	4.375%, 11/15/39		31,605,196
62,800	4.50%, 8/15/39		62,515,453
82,500	4.625%, 2/15/40 (k)		83,840,625
1,667	11.25%, 2/15/15 (k)		2,342,395

	Total U.S. Treasury Bonds & Notes (cost–$375,429,920)		378,558,397

U.S. GOVERNMENT AGENCY SECURITIES–7.7%
	Fannie Mae–1.6%
6,100	0.463%, 10/27/37, CMO, FRN	Aaa/AAA	6,090,137
66	0.731%, 8/25/21, CMO, FRN	Aaa/AAA	66,304
1,334	2.035%, 1/1/20, FRN, MBS	Aaa/AAA	1,368,294
745	2.054%, 1/1/22, FRN, MBS	Aaa/AAA	752,298
242	2.17%, 5/1/34, FRN, MBS	Aaa/AAA	248,471
2,628	2.491%, 1/1/34, FRN, MBS	Aaa/AAA	2,697,440
588	2.518%, 5/1/28, FRN, MBS	Aaa/AAA	612,695
167	2.55%, 1/1/33, FRN, MBS	Aaa/AAA	174,293
512	2.58%, 2/1/33, FRN, MBS	Aaa/AAA	534,472
17	2.725%, 11/1/32, FRN, MBS	Aaa/AAA	17,715
424	2.761%, 9/1/32, FRN, MBS	Aaa/AAA	446,123
244	2.79%, 12/1/32, FRN, MBS	Aaa/AAA	254,320
617	2.796%, 4/1/35, FRN, MBS	Aaa/AAA	644,664
247	2.841%, 12/1/34, FRN, MBS	Aaa/AAA	256,740

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 51

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Fannie Mae (continued)

$494	2.858%, 1/1/33, FRN, MBS	Aaa/AAA	$506,847
36	2.869%, 10/1/32, FRN, MBS	Aaa/AAA	37,584
295	2.969%, 5/1/33, FRN, MBS	Aaa/AAA	308,654
3,730	2.978%, 11/1/35, FRN, MBS	Aaa/AAA	3,891,536
43	3.036%, 5/1/17, FRN, MBS	Aaa/AAA	43,989
51	3.078%, 1/1/18, FRN, MBS	Aaa/AAA	52,510
49	3.082%, 6/1/20, FRN, MBS	Aaa/AAA	50,256
100	3.095%, 9/1/27, FRN, MBS	Aaa/AAA	104,400
68	3.108%, 5/1/18, FRN, MBS	Aaa/AAA	70,745
359	3.172%, 9/1/35, FRN, MBS	Aaa/AAA	373,986
21	3.284%, 9/1/32, FRN, MBS	Aaa/AAA	22,031
357	3.357%, 10/1/34, FRN, MBS	Aaa/AAA	373,351
3,208	4.00%, 11/25/19, CMO	Aaa/AAA	3,295,048
988	4.00%, 9/1/39, MBS	Aaa/AAA	968,607
1,971	4.00%, 11/1/39, MBS	Aaa/AAA	1,931,743
307	4.50%, 1/25/25, CMO	Aaa/AAA	307,035
8,500	4.50%, 11/25/26, CMO	Aaa/AAA	8,740,862
2,956	4.50%, 10/25/34, CMO	Aaa/AAA	2,722,676
23	4.50%, 2/1/38, MBS	Aaa/AAA	23,213
947	4.50%, 3/1/38, MBS	Aaa/AAA	956,790
1,000	4.50%, 11/1/39, MBS	Aaa/AAA	1,009,542
31	4.581%, 3/25/41, CMO, FRN	Aaa/AAA	31,773
28	4.794%, 5/25/42, CMO, FRN	Aaa/AAA	28,992
1,367	5.00%, 9/25/14, CMO	Aaa/AAA	1,461,166
176	5.00%, 9/1/17, MBS	Aaa/AAA	185,206
180	5.00%, 6/1/18, MBS	Aaa/AAA	189,868
16	5.00%, 9/1/18, MBS	Aaa/AAA	17,049
1,740	5.00%, 7/25/20, CMO	Aaa/AAA	1,803,929
685	5.00%, 4/1/23, MBS	Aaa/AAA	724,091
— (h )	5.00%, 11/1/33, MBS	Aaa/AAA	36
879	5.50%, 2/25/24, CMO	Aaa/AAA	957,068
15	6.00%, 8/1/22, MBS	Aaa/AAA	16,170
21	6.00%, 9/1/22, MBS	Aaa/AAA	22,144
259	6.00%, 8/1/23, MBS	Aaa/AAA	279,250
488	6.00%, 12/1/23, MBS	Aaa/AAA	525,431
60	6.50%, 1/1/25, MBS	Aaa/AAA	65,998
179	6.50%, 7/18/27, CMO	Aaa/AAA	198,086
45	6.50%, 12/1/28, MBS	Aaa/AAA	49,082
228	7.00%, 11/1/38, MBS	Aaa/AAA	251,673
117	7.01%, 8/1/22, MBS	Aaa/AAA	129,859

52 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Fannie Mae (continued)

$54	7.01%, 11/1/22, MBS	Aaa/AAA	$60,676
8	7.925%, 2/1/25, FRN, MBS	Aaa/AAA	8,588
183	11.00%, 7/15/20, MBS	Aaa/AAA	208,928

			47,170,434

	Freddie Mac–2.8%
437	0.160%, 5/4/11, FRN	Aaa/AAA	437,300
765	0.179%, 8/5/11, FRN (k)	Aaa/AAA	764,748
5,536	0.654%, 8/15/32, CMO, FRN	Aaa/AAA	5,550,371
534	0.704%, 9/15/16, CMO, FRN	Aaa/AAA	531,892
107	0.704%, 8/15/29, CMO, FRN	Aaa/AAA	107,231
65	0.704%, 12/15/31, CMO, FRN	Aaa/AAA	65,231
18	0.754%, 9/15/30, CMO, FRN	Aaa/AAA	18,180
26	0.804%, 3/15/32, CMO, FRN	Aaa/AAA	26,565
68	0.963%, 3/15/20, CMO, FRN	Aaa/AAA	67,581
223	0.963%, 2/15/24, CMO, FRN	Aaa/AAA	223,813
13	1.013%, 10/15/19, CMO, FRN	Aaa/AAA	12,581
137	1.263%, 12/15/13, CMO, FRN	Aaa/AAA	137,355
104	1.463%, 9/15/22, CMO, FRN	Aaa/AAA	104,139
30	1.663%, 8/15/23, CMO, FRN	Aaa/AAA	30,005
166	2.584%, 4/1/32, FRN, MBS	Aaa/AAA	173,722
11	2.598%, 1/1/33, FRN, MBS	Aaa/AAA	11,674
317	2.60%, 3/1/32, FRN, MBS	Aaa/AAA	331,222
244	2.75%, 10/1/32, FRN, MBS	Aaa/AAA	255,768
720	2.752%, 5/1/34, FRN, MBS	Aaa/AAA	738,677
185	2.778%, 2/1/33, FRN, MBS	Aaa/AAA	192,864
185	2.782%, 1/1/32, FRN, MBS	Aaa/AAA	192,850
294	2.913%, 2/1/29, FRN, MBS	Aaa/AAA	309,337
47	2.971%, 8/1/29, FRN, MBS	Aaa/AAA	48,705
1,848	3.16%, 10/1/35, FRN, MBS	Aaa/AAA	1,926,103
145	3.221%, 10/1/32, FRN, MBS	Aaa/AAA	150,420
21	3.237%, 7/1/29, FRN, MBS	Aaa/AAA	21,393
16	3.662%, 7/1/32, FRN, MBS	Aaa/AAA	16,861
24	3.807%, 8/1/32, FRN, MBS	Aaa/AAA	24,584
144	4.114%, 8/1/32, FRN, MBS	Aaa/AAA	149,386
45	4.50%, 5/15/18, CMO	Aaa/AAA	47,825
6,346	4.874%, 6/1/35, FRN, MBS	Aaa/AAA	6,559,780
37,000	5.00%, 1/15/25, CMO	Aaa/AAA	39,219,956
12,000	5.00%, 2/15/25, CMO	Aaa/AAA	12,783,553
2,374	5.50%, 3/15/34, CMO	Aaa/AAA	2,516,337

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 53

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Freddie Mac (continued)

$2,800	5.50%, 4/15/35, CMO	Aaa/AAA	$2,993,696
3,347	5.50%, 5/15/36, CMO	Aaa/AAA	3,529,322
73	6.00%, 8/15/16, CMO	Aaa/AAA	79,366
1,944	6.00%, 12/15/28, CMO	Aaa/AAA	2,119,104
122	6.50%, 8/15/16, CMO	Aaa/AAA	131,598
31	6.50%, 12/15/23, CMO	Aaa/AAA	33,918
739	6.50%, 7/15/31, CMO	Aaa/AAA	808,471
27	7.00%, 4/1/29, MBS	Aaa/AAA	29,747
1	7.00%, 12/1/29, MBS	Aaa/AAA	1,616
— (h )	7.00%, 1/1/30, MBS	Aaa/AAA	84
14	7.00%, 2/1/30, MBS	Aaa/AAA	15,970
21	7.00%, 3/1/30, MBS	Aaa/AAA	23,075
2	7.00%, 6/1/30, MBS	Aaa/AAA	2,455
165	7.50%, 8/15/30, CMO	Aaa/AAA	183,297

			83,699,728

	Ginnie Mae–1.6%
36	0.606%, 6/20/32, CMO, FRN	Aaa/AAA	35,950
1,093	0.813%, 10/20/27, CMO, FRN	Aaa/AAA	1,093,203
112	3.125%, 11/20/23, FRN, MBS	Aaa/AAA	114,910
11	3.125%, 10/20/25, FRN, MBS	Aaa/AAA	10,895
7	3.125%, 11/20/25, FRN, MBS	Aaa/AAA	7,652
8	3.125%, 10/20/26, FRN, MBS	Aaa/AAA	8,412
20	3.125%, 10/20/27, FRN, MBS	Aaa/AAA	20,403
7	3.625%, 8/20/17, FRN, MBS	Aaa/AAA	7,632
4	3.625%, 7/20/20, FRN, MBS	Aaa/AAA	3,993
5	3.625%, 7/20/21, FRN, MBS	Aaa/AAA	5,075
10	3.625%, 8/20/21, FRN, MBS	Aaa/AAA	10,075
17	3.625%, 9/20/21, FRN, MBS	Aaa/AAA	17,465
1,238	3.625%, 8/20/23, FRN, MBS	Aaa/AAA	1,277,741
74	3.625%, 8/20/25, FRN, MBS	Aaa/AAA	76,270
13	3.625%, 9/20/25, FRN, MBS	Aaa/AAA	13,070
8	3.625%, 8/20/26, FRN, MBS	Aaa/AAA	8,782
7	3.625%, 7/20/27, FRN, MBS	Aaa/AAA	7,143
9	3.625%, 9/20/27, FRN, MBS	Aaa/AAA	9,820
61	3.625%, 8/20/28, FRN, MBS	Aaa/AAA	63,429
25	3.625%, 7/20/29, FRN, MBS	Aaa/AAA	26,377
23	3.75%, 3/20/30, FRN, MBS	Aaa/AAA	23,390
380	4.25%, 1/20/28, FRN, MBS	Aaa/AAA	394,066

54 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Ginnie Mae (continued)

$40	4.25%, 2/20/28, FRN, MBS	Aaa/AAA	$41,854
110	4.25%, 1/20/30, FRN, MBS	Aaa/AAA	113,963
197	4.375%, 3/20/17, FRN, MBS	Aaa/AAA	204,795
9	4.375%, 1/20/18, FRN, MBS	Aaa/AAA	9,412
59	4.375%, 5/20/18, FRN, MBS	Aaa/AAA	61,404
42	4.375%, 4/20/19, FRN, MBS	Aaa/AAA	43,486
10	4.375%, 5/20/19, FRN, MBS	Aaa/AAA	10,332
13	4.375%, 6/20/21, FRN, MBS	Aaa/AAA	13,486
27	4.375%, 1/20/22, FRN, MBS	Aaa/AAA	27,848
641	4.375%, 2/20/22, FRN, MBS	Aaa/AAA	665,385
30	4.375%, 4/20/22, FRN, MBS	Aaa/AAA	31,016
16	4.375%, 5/20/22, FRN, MBS	Aaa/AAA	16,355
18	4.375%, 2/20/23, FRN, MBS	Aaa/AAA	18,531
24	4.375%, 3/20/23, FRN, MBS	Aaa/AAA	25,342
26	4.375%, 4/20/23, FRN, MBS	Aaa/AAA	26,640
145	4.375%, 4/20/24, FRN, MBS	Aaa/AAA	150,472
9	4.375%, 5/20/24, FRN, MBS	Aaa/AAA	8,881
3	4.375%, 4/20/25, FRN, MBS	Aaa/AAA	2,953
12	4.375%, 5/20/25, FRN, MBS	Aaa/AAA	12,309
21	4.375%, 6/20/25, FRN, MBS	Aaa/AAA	21,392
11	4.375%, 1/20/26, FRN, MBS	Aaa/AAA	10,970
13	4.375%, 6/20/26, FRN, MBS	Aaa/AAA	13,080
6	4.375%, 1/20/27, FRN, MBS	Aaa/AAA	6,182
66	4.375%, 2/20/27, FRN, MBS	Aaa/AAA	68,037
16	4.375%, 4/20/27, FRN, MBS	Aaa/AAA	16,271
37	4.375%, 6/20/27, FRN, MBS	Aaa/AAA	38,758
27	4.375%, 2/20/28, FRN, MBS	Aaa/AAA	27,952
70	4.375%, 3/20/28, FRN, MBS	Aaa/AAA	72,259
28	4.375%, 4/20/28, FRN, MBS	Aaa/AAA	29,278
16	4.375%, 4/20/29, FRN, MBS	Aaa/AAA	16,879
29	4.375%, 6/20/29, FRN, MBS	Aaa/AAA	29,786
23	4.375%, 5/20/30, FRN, MBS	Aaa/AAA	23,667
20	4.375%, 5/20/32, FRN, MBS	Aaa/AAA	20,694
29	4.375%, 6/20/32, FRN, MBS	Aaa/AAA	29,902
5	4.50%, 8/20/18, FRN, MBS	Aaa/AAA	5,660
59	4.50%, 3/20/31, FRN, MBS	Aaa/AAA	61,731
35	4.50%, 3/20/32, FRN, MBS	Aaa/AAA	36,575
62	4.875%, 6/20/22, FRN, MBS	Aaa/AAA	64,067
48	5.00%, 2/20/29, CMO	Aaa/AAA	48,893
39,043	6.00%, 7/20/32, CMO	Aaa/AAA	42,446,480

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 55

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Ginnie Mae (continued)

$3	6.50%, 5/15/23, MBS	Aaa/AAA	$3,301
— (h )	6.50%, 12/15/23, MBS	Aaa/AAA	372

			47,812,403

	Other Government Agencies–1.7%
19,514	SLM Student Loan Trust, 1.816%, 4/25/23, ABS, FRN	Aaa/AAA	20,264,406
27,501	Small Business Administration Participation Certificates,
	5.23%, 3/1/27, ABS	Aaa/AAA	29,567,086
1,390	Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	Aaa/AAA	1,447,413

			51,278,905

	Total U.S. Government Agency Securities (cost–$215,929,024)		229,961,470

MUNICIPAL BONDS–2.6%
	California–0.8%
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	A2/BBB+	4,779,700
3,500	5.00%, 6/1/38	A2/BBB+	3,255,770
6,500	Los Angeles Unified School Dist., GO, 5.981%, 5/1/27 (e)	Aa2/AA−	6,675,630
	State, GO,
3,600	5.65%, 4/1/39, VRN	A1/A−	3,835,512
600	7.50%, 4/1/34	A1/A−	659,052
3,300	7.55%, 4/1/39	A1/A−	3,646,962
985	Tobacco Securitization Auth. of Northern California Rev.,
	5.40%, 6/1/27, Ser. A-2	Baa3/BBB	920,354

			23,772,980

	Illinois–0.3%
700	Regional Transportation Auth. Rev., 5.00%, 7/1/25, Ser. A (NPFGC)	Aa2/AA+	735,875
2,200	State Toll Highway Auth. Rev., 6.184%, 1/1/34, Ser. A	Aa3/AA−	2,300,914
7,505	Will Cnty. Community High School Dist. No. 210,
	Lincoln-Way Central High School, GO, zero coupon, 1/1/21 (AGM)	Aa2/NR	4,627,433

			7,664,222

	Iowa–0.1%
3,800	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	3,291,408

	Michigan–0.0%
1,250	Michigan State Univ. Rev., 6.173%, 2/15/50, Ser. A	Aa2/AA	1,284,963

56 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	New Jersey–0.5%
$1,335	Economic Dev. Auth. Rev., 6.425%, 12/15/35 (e)	Aa3/AA−	$1,359,204
21,340	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BBB	14,851,786

			16,210,990

	New York–0.4%
7,500	New York City Transitional Finance Auth. Rev., 5.767%, 8/1/36	Aa1/AAA	7,704,825
2,500	Port Auth. of New York & New Jersey Rev., 5.859%, 12/1/24, Ser. 158	Aa2/AA−	2,653,600

			10,358,425

	Ohio–0.5%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,800	5.875%, 6/1/30	Baa3/BBB	4,909,004
9,300	5.875%, 6/1/47	Baa3/BBB	6,981,045
5,320	6.00%, 6/1/42	Baa3/BBB	4,116,829

			16,006,878

	Texas–0.0%
700	State, Mobility Fund, GO, 4.75%, 4/1/37	Aaa/AA+	706,405

	Total Municipal Bonds (cost–$85,418,424)		79,296,271

ASSET-BACKED SECURITIES–1.8%
856	Aames Mortgage Investment Trust, 0.663%, 10/25/35, FRN	NR/AAA	826,209
354	Access Group, Inc., 1.616%, 10/27/25, FRN	Aaa/NR	365,343
344	Accredited Mortgage Loan Trust, 0.313%, 2/25/37, FRN	A2/AAA	341,801
61	Amortizing Residential Collateral Trust, 0.533%, 6/25/32, FRN	NR/AAA	46,351
1,119	Bayview Financial Asset Trust, 0.663%, 12/25/39, FRN (a)(d)(g)	Ba1/NR	818,911
	Bear Stearns Asset Backed Securities Trust, FRN,
751	0.326%, 10/25/36	B3/NR	693,432
3,807	0.853%, 6/25/43	Aaa/AAA	3,257,443
73	Cendant Mortgage Corp., 5.983%, 7/25/43, VRN (a)(d)	NR/NR	66,530
	Chase Issuance Trust, FRN,
2,241	0.294%, 4/15/13	Aaa/AAA	2,239,245
200	1.757%, 9/15/15	Aaa/AAA	208,562
	Conseco Financial Corp.,
4,326	6.18%, 4/1/30	Ba3/NR	4,289,397

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 57

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$3,369	6.81%, 12/1/28, VRN	Ba1/BBB	$3,389,151
1,054	6.87%, 4/1/30, VRN	Ba3/NR	1,052,032
1,000	7.06%, 2/1/31, VRN	NR/B−	932,200
541	7.40%, 6/15/27	A2/AA	558,345
332	7.55%, 1/15/29, VRN	NR/A+	353,959
	Countrywide Asset-Backed Certificates, FRN,
5,791	0.353%, 1/25/46	A3/A+	5,323,981
812	0.363%, 9/25/47	Ba1/AAA	766,221
397	0.733%, 11/25/33 (a)(d)	Aaa/AAA	343,460
1,117	0.743%, 12/25/31	A2/B−	586,433
904	Credit-Based Asset Servicing & Securitization LLC,
	1.163%, 11/25/33, FRN	Aaa/AAA	833,859
100	Delta Funding Home Equity Loan Trust, 0.574%, 8/15/30, FRN	NR/AAA	64,719
1,646	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	NR/NR	1,524,612
43	EMC Mortgage Loan Trust, 0.633%, 5/25/40, FRN (a)(d)	Aaa/NR	31,580
5,730	First Franklin Mortgage Loan Asset Backed Certificates,
	0.663%, 4/25/35, FRN	Aa1/AA+	5,030,557
6	First Plus Home Loan Trust, 7.32%, 11/10/23	NR/D	6,035
38	Fremont Home Loan Owner Trust, 1.053%, 12/25/29, FRN	A2/BB	24,569
803	Fremont Home Loan Trust, 0.323%, 1/25/37, FRN	Caa2/CCC	676,248
106	HSI Asset Securitization Corp. Trust, 0.313%, 12/25/36, FRN	Caa2/CCC	82,344
	Lehman XS Trust, FRN,
398	0.343%, 11/25/46	Ba1/AAA	400,071
3,173	0.413%, 4/25/37	B3/CCC	2,200,757
446	0.493%, 8/25/46	C/CC	47,049
623	0.503%, 11/25/46	Ca/CCC	143,394
1,356	Long Beach Mortgage Loan Trust, 1.688%, 3/25/32, FRN	Baa2/NR	739,873
500	Madison Avenue Manufactured Housing Contract, 1.713%, 3/25/32, FRN	Baa1/A+	452,224
1,650	Mesa Trust Asset Backed Certificates, 0.663%, 12/25/31, FRN (a)(d)	Aaa/A	1,318,591
1,397	Mid-State Trust, 6.005%, 8/15/37	Aa2/AAA	1,394,771
	Morgan Stanley Mortgage Loan Trust, FRN,
357	0.493%, 2/25/37	Caa1/CCC	154,879
619	0.623%, 4/25/37	Caa3/CCC	260,238
200	RAAC Series, 0.663%, 6/25/47, FRN	Ca/CCC	85,005
	Residential Asset Mortgage Products, Inc.,
3,245	5.634%, 1/25/34	Aa3/AAA	2,993,852

58 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

$2,000	5.834%, 7/25/34	B3/CCC	$681,531
	Residential Asset Securities Corp.,
3,000	0.693%, 3/25/35, FRN	Caa3/A	1,955,175
382	7.14%, 4/25/32, VRN	Ca/CC	27,421
1,052	SACO I, Inc., 0.643%, 11/25/35, FRN	Baa3/AA	487,080
8	Saxon Asset Securities Trust, 0.783%, 8/25/32, FRN	Aaa/AAA	7,477
	South Carolina Student Loan Corp., FRN,
225	0.752%, 9/2/14	Aaa/AAA	225,040
2,800	0.802%, 3/1/18	Aaa/AAA	2,815,094
3,600	1.002%, 3/2/20	Aaa/AAA	3,618,503
600	1.252%, 9/3/24	Aaa/AAA	610,680

	Total Asset-Backed Securities (cost–$63,160,291)		55,352,234

Shares
CONVERTIBLE PREFERRED STOCK–0.5%
	Financial Services–0.4%
11,800	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (i)	Ba1/A−	11,634,800

	Insurance–0.1%
228,667	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	2,252,370

	Total Convertible Preferred Stock (cost–$27,918,940)		13,887,170

COMMON STOCK–0.0%
	Diversified Financial Services–0.0%
19,803	CIT Group, Inc.(l) (cost–$325,286)		804,002

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS–10.6%
	Corporate Notes–1.9%
	Banking–0.2%
	Santander Holdings USA, Inc.,
$4,562	4.80%, 9/1/10	Baa1/A	4,617,734
2,300	4.90%, 9/23/10	Baa1/A	2,330,910

			6,948,644

	Financial Services–1.7%
43,900	Citigroup Funding, Inc., 1.299%, 5/7/10, FRN	A3/A	43,902,107
4,500	General Electric Capital Corp., 4.25%, 9/13/10	Aa2/AA+	4,557,843
3,000	Merrill Lynch & Co., Inc., 2.50%, 5/12/10, FRN	A2/A	3,001,218

			51,461,168

	Total Corporate Notes (cost–$58,275,175)		58,409,812

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 59

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	U.S. Government Agency Securities–0.5%
	Federal Home Loan Bank Discount Notes–0.4%
$5,300	0.165%, 5/12/10	Aaa/AAA	$5,299,725
5,600	0.175%, 6/4/10	Aaa/AAA	5,599,048

			10,898,773

	Freddie Mac–0.1%
254	0.324%, 3/9/11, FRN	Aaa/AAA	254,301
3,600	1.01%, 8/9/10	Aaa/AAA	3,598,139

			3,852,440

	Total U.S. Government Agency Securities (cost–$14,751,133)		14,751,213

	U.S. Treasury Bills (k)–0.3%
8,104	0.116%-0.208%, 5/27/10-9/2/10 (cost–$8,099,319)		8,099,922

	Repurchase Agreements–7.9%
17,000	Barclays Capital, Inc., dated 4/30/10, 0.20%, due 5/3/10, proceeds $17,000,283; collateralized by U.S. Treasury Notes, 0.75%, due 11/30/11, valued at $17,351,577 including accrued interest		17,000,000
183,300	Barclays Capital, Inc., dated 4/9/10, 0.19%, due 5/5/10, proceeds $183,325,153; collateralized by Freddie Mac, 3.15%, due 1/22/15, valued at $188,228,844 including accrued interest		183,300,000
30,900	JPMorgan Securities, Inc., dated 4/30/10, 0.20%, due 5/3/10, proceeds $30,900,515; collateralized by U.S. Treasury Inflation Index Notes, 1.875%, due 7/15/13, valued at $31,601,116 including accrued interest		30,900,000
4,705	State Street Bank & Trust Co., dated 4/30/10, 0.01%, due 5/3/10, proceeds $4,705,004; collateralized by U.S. Treasury Bills, zero coupon, due 5/6/10, valued at $4,800,000		4,705,000

	Total Repurchase Agreements (cost–$235,905,000)		235,905,000

	Total Short-Term Investments (cost–$317,030,627)		317,165,947

	Total Investments before options written (cost–$2,996,463,142)–99.3%		2,981,265,460

Notional
Amount
OPTIONS WRITTEN (l)–(0.0)%
	Call Options–(0.0)%
72,500,000	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
	strike rate 3.50%, expires 6/14/10		(344,179)

60 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series M Schedule of Investments
April 30, 2010 (unaudited) (continued)

Notional
Amount			Value

	Put Options–(0.0)%
$100,000,000	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
	strike rate 5.50%, expires 8/31/10		$(2,640)
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
31,200,000	strike rate 4.50%, expires 6/14/10		(10,386)
478,400,000	strike rate 6.00%, expires 8/31/10		(23,155)

			(36,181)

	Total Options Written (premiums received–$6,514,826)		(380,360)

	Total Investments net of options written (cost–$2,989,948,316)	99.3%	2,980,885,100
	Other assets less other liabilities	0.7	22,148,270

	Net Assets	100.0%	$3,003,033,370

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 61

Fixed Income SHares: Series R Schedule of Investments
April 30, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

U.S. TREASURY BONDS & NOTES–83.1%
	U.S. Treasury Bonds & Notes,
$8,800	2.50%, 4/30/15 (e)		$8,834,373
5,600	3.125%, 4/30/17		5,603,500
	U.S. Treasury Inflation Indexed Bonds & Notes (j),
410	1.25%, 4/15/14		427,926
5,025	1.375%, 7/15/18		5,166,058
15,134	1.375%, 1/15/20		15,297,592
12,599	1.625%, 1/15/15		13,316,096
1,448	1.625%, 1/15/18		1,517,876
2,587	1.75%, 1/15/28		2,575,201
14,987	1.875%, 7/15/13		15,978,737
19,954	1.875%, 7/15/15 (e)		21,402,142
18,477	1.875%, 7/15/19 (e)		19,584,185
27,170	2.00%, 7/15/14 (e)(k)		29,235,760
4,914	2.00%, 1/15/16		5,303,331
24,473	2.00%, 1/15/26 (e)		25,451,945
8,884	2.125%, 1/15/19		9,615,804
4,813	2.125%, 2/15/40		5,124,278
14,187	2.375%, 1/15/17		15,630,864
23,822	2.375%, 1/15/25 (e)		25,993,750
1,720	2.375%, 1/15/27		1,875,573
24,173	2.50%, 7/15/16 (e)		26,911,490
6,562	2.50%, 1/15/29		7,292,257
18,619	2.625%, 7/15/17 (e)		20,916,912
1,221	3.375%, 1/15/12		1,309,305
4,959	3.625%, 4/15/28		6,322,918

	Total U.S. Treasury Bonds & Notes (cost–$281,279,880)		290,687,873

CORPORATE BONDS & NOTES–21.3%
	Banking–1.7%
1,500	American Express Bank FSB, 0.397%, 5/29/12, FRN	A2/BBB+	1,483,430
1,300	Banco Santander Chile, 1.557%, 4/20/12, FRN (a)(d)	Aa3/A+	1,299,979
	Barclays Bank PLC (a)(d),
100	7.434%, 12/15/17 (i)	Baa2/A−	99,000
720	10.179%, 6/12/21	Baa1/A	941,595
1,500	ING Bank NV, 1.090%, 3/30/12, FRN (a)(d)	Aa3/A+	1,500,803
700	National Australia Bank Ltd., 5.35%, 6/12/13 (a)(d)	Aa1/AA	762,161

			6,086,968

	Building & Construction–0.4%
1,400	Pulte Homes, Inc., 7.875%, 8/1/11	B1/BB	1,478,750

62 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series R Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Chemicals–0.3%
$1,000	RPM International, Inc., 6.50%, 2/15/18	Baa3/BBB−	$1,057,195

	Consumer Products–1.5%
4,000	Newell Rubbermaid, Inc., 10.60%, 4/15/19	Baa3/BBB−	5,410,820

	Financial Services–10.9%
	American Express Credit Corp.,
200	5.875%, 5/2/13	A2/BBB+	218,811
580	7.30%, 8/20/13	A2/BBB+	661,533
	Bank of America Corp.,
£4,800	0.743%, 6/11/12, FRN	A2/A	7,064,266
$1,400	5.375%, 6/15/14	A2/A	1,478,891
2,300	Citigroup, Inc., 6.125%, 5/15/18	A3/A	2,388,791
4,700	Citigroup Funding, Inc., 5.70%, 6/30/11	A3/A	4,909,231
800	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	B1/B−	826,590
	GMAC, Inc.,
500	5.375%, 6/6/11	B3/B	501,875
500	6.00%, 12/15/11	B3/B	506,875
700	6.875%, 9/15/11	B3/B	711,714
€700	Goldman Sachs Group, Inc., 5.375%, 2/15/13	A1/A	974,701
$1,000	International Lease Finance Corp., 5.625%, 9/20/13	B1/BB+	929,244
100	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14 (f)	WR/NR	22,500
400	Merna Reinsurance Ltd., 0.940%, 6/30/12, FRN (a)(b)(d)(o)
	(acquisition cost-$396,000; purchased 9/21/07)	Aa2/NR	396,880
	Merrill Lynch & Co., Inc.,
€5,000	0.936%, 6/29/12, FRN	A2/A	6,425,883
$400	5.45%, 7/15/14	A2/A	423,035
	Morgan Stanley, FRN,
500	0.754%, 10/18/16	A2/A	461,455
€1,500	1.041%, 4/13/16	A2/A	1,795,874
	SLM Corp.,
$590	4.30%, 3/17/14, FRN	Ba1/BBB−	531,289
500	5.05%, 11/14/14	Ba1/BBB−	463,750
4,500	UBS AG, 1.352%, 2/23/12, FRN	Aa3/A+	4,530,992
1,500	Wachovia Corp., 0.433%, 10/15/11, FRN	A1/AA−	1,495,431
400	Wells Fargo Capital XIII, 7.70%, 3/26/13 (i)	Ba1/A−	418,000

			38,137,611

	Food & Beverage–0.5%
1,500	FBG Finance Ltd., 5.125%, 6/15/15 (a)(d)	Baa2/BBB	1,608,471

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 63

Fixed Income SHares: Series R Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value

		Hotels/Gaming–0.9%
	$2,900	Starwood Hotels & Resorts Worldwide, Inc., 6.25%, 2/15/13	Ba1/BB	$3,081,250

		Insurance–5.0%
	2,445	American International Group, Inc.,
		8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	2,136,319
	3,000	Marsh & McLennan Cos., Inc., 9.25%, 4/15/19	Baa2/BBB−	3,753,624
		Metropolitan Life Global Funding I (a)(d),
	4,200	2.154%, 6/10/11, FRN	Aa3/AA−	4,265,348
	300	5.125%, 4/10/13	Aa3/AA−	322,997
		New York Life Global Funding,
	€5,000	0.763%, 12/20/13, FRN	Aaa/AAA	6,451,870
	$300	4.65%, 5/9/13 (a)(d)	Aaa/AAA	322,151
	200	Pacific Life Global Funding, 5.15%, 4/15/13 (a)(d)	A1/AA−	211,659

				17,463,968

		Oil & Gas–0.1%
	200	Gaz Capital S.A. for Gazprom, 8.146%, 4/11/18 (a)(d)	Baa1/BBB	223,250

		Total Corporate Bonds & Notes (cost–$70,186,359)		74,548,283

SOVEREIGN DEBT OBLIGATIONS–4.7%
		Australia–1.7%
		Australia Government Bond (j),
AUD	2,300	3.00%, 9/20/25, Ser. 25-CI	Aaa/NR	2,237,899
AUD	1,300	4.00%, 8/20/15, Ser. 15-CI	Aaa/NR	1,990,130
AUD	1,200	4.00%, 8/20/20, Ser. 20-CI	Aaa/NR	1,770,229

				5,998,258

		Canada–2.5%
		Canadian Government Bond,
CAD	5,400	2.50%, 6/1/15	NR/AAA	5,208,066
CAD	1,571	3.00%, 12/1/36 (j)	Aaa/AAA	2,065,301
CAD	1,252	4.25%, 12/1/21, Ser. L-256 (j)	Aaa/AAA	1,633,355

				8,906,722

		Germany–0.5%
	€1,100	Bundesrepublik Deutschland, 4.25%, 7/4/18, Ser. 08	Aaa/AAA	1,620,575

		Total Sovereign Debt Obligations (cost–$16,309,269)		16,525,555

MORTGAGE-BACKED SECURITIES–3.2%
	$2,000	Arkle Master Issuer PLC, 1.00%, 5/17/60, CMO, FRN (a)(b)(d)(e)(o) (acquisition cost-$2,000,000; purchased 4/30/10)	Aaa/AAA	2,000,000

64 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series R Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value

		Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
	$50	2.53%, 8/25/35	A1/AAA	$48,269
	86	2.56%, 8/25/35	Baa2/AAA	82,671
	153	2.76%, 3/25/35	Ba2/AAA	143,656
	48	2.934%, 3/25/35	A1/AAA	47,231
		Citigroup Mortgage Loan Trust, Inc., CMO,
	58	2.51%, 8/25/35, FRN	A3/AA	54,409
	100	4.248%, 8/25/35, FRN	A3/AA	94,145
	2,081	5.930%, 9/25/37, VRN	NR/CCC	1,545,738
		Countrywide Alternative Loan Trust, CMO, FRN,
	2,850	0.451%, 12/20/46	Caa1/CCC	1,537,080
	760	1.463%, 2/25/36	B2/CCC	465,998
		Countrywide Home Loan Mortgage Pass Through Trust, CMO,
	41	0.603%, 6/25/35, FRN (a)(d)	Aa3/AAA	33,270
	1,499	3.555%, 4/20/35, VRN	Aa1/AAA	1,438,523
	193	GSR Mortgage Loan Trust, 2.948%, 9/25/35, CMO, FRN	NR/AAA	188,316
	1,359	MLCC Mortgage Investors, Inc., 4.25%, 10/25/35, CMO, FRN	A1/AAA	1,281,678
	504	Residential Accredit Loans, Inc., 0.443%, 6/25/46, CMO, FRN	Caa1/CCC	228,173
AUD	2,000	Swan, 4.294%, 4/25/41, CMO, FRN (g)	NR/AAA	1,872,541

		Total Mortgage-Backed Securities (cost–$11,137,741)		11,061,698

ASSET-BACKED SECURITIES–1.0%
	$1,100	AMMC CDO, 0.506%, 8/8/17, FRN (a)(d)(g)	Aaa/AAA	982,635
	791	ARES CLO Funds, 0.483%, 3/12/18, FRN (a)(d)(g)	Aaa/AAA	758,864
	429	Bear Stearns Asset Backed Securities Trust, 1.263%, 10/25/37, FRN	B1/BBB	299,807
	933	Citigroup Mortgage Loan Trust, Inc., 0.343%, 1/25/37, FRN	Caa2/B−	664,067
	€485	Magnolia Funding Ltd., 3.00%, 4/20/17 (a)(b)(d)(o) (acquisition cost-$649,734; purchased 3/24/10)	NR/AAA	644,284
	$329	Massachusetts Educational Financing Auth., 1.266%, 4/25/38, FRN	Aaa/AAA	331,026

		Total Asset-Backed Securities (cost–$3,841,362)		3,680,683

U.S. GOVERNMENT AGENCY SECURITIES–0.6%
		Fannie Mae–0.4%
	$1,345	0.708%, 2/25/37, CMO, FRN	Aaa/AAA	1,317,991
	21	1.663%, 10/1/44, FRN, MBS	Aaa/AAA	20,532

				1,338,523

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 65

Fixed Income SHares: Series R Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value

	Freddie Mac–0.2%
$242	6.344%, 9/1/36, FRN, MBS	Aaa/AAA	$255,170
322	6.592%, 7/1/36, FRN, MBS	Aaa/AAA	339,264

			594,434

	Total U.S. Government Agency Securities (cost–$1,915,151)		1,932,957

Shares
CONVERTIBLE PREFERRED STOCK–0.1%
	Financial Services–0.1%
200	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (i) (cost–$200,000)	Ba1/A−	197,200

Principal
Amount
(000)
MUNICIPAL BONDS–0.0%
	West Virginia–0.0%
$100	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A (cost–$94,065)	Baa3/BBB	81,475

SHORT-TERM INVESTMENTS–5.3%
	Corporate Notes–4.8%
	Financial Services–2.9%
4,400	Ford Motor Credit Co. LLC, 9.75%, 9/15/10	B1/B−	4,505,173
5,400	International Lease Finance Corp., 5.625%, 9/15/10	B1/BB+	5,394,568
350	Longpoint Re Ltd., 5.491%, 5/10/10, FRN (a)(b)(d)(o) (acquisition cost-$350,000; purchased 5/24/07)	NR/BB+	349,982

			10,249,723

	Insurance–0.6%
1,600	ASIF I, 0.466%, 7/26/10, FRN	A1/A+	1,589,323
300	Residential Reinsurance Ltd., 7.502%, 6/7/10, FRN (a)(b)(d)(o) (acquisition cost-$300,000; purchased 5/16/07)	NR/BB	301,065

			1,890,388

	Retail–0.8%
2,800	New Albertsons, Inc., 7.50%, 2/15/11	Ba3/B+	2,912,000

	Telecommunications–0.5%
1,500	British Telecommunications PLC, 9.125%, 12/15/10	Baa2/BBB−	1,572,642

	Total Corporate Notes (cost–$16,541,221)		16,624,753

	U.S. Treasury Bills (k)–0.3%
1,032	0.185%-0.205%, 8/26/10-9/9/10 (cost–$1,031,332)		1,031,379

	U.S. Government Agency Security (k)–0.0%
37	Freddie Mac, 0.204%, 2/1/11, FRN (cost–$37,012)	Aaa/AAA	36,984

66 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Fixed Income SHares: Series R Schedule of Investments
April 30, 2010 (unaudited) (continued)

Principal
Amount
(000)		Value

	Repurchase Agreement–0.2%
$752	State Street Bank & Trust Co., dated 4/30/10, 0.01%, due 5/3/10, proceeds $752,001; collateralized by U.S. Treasury Bills, zero coupon, due 5/6/10, valued at $770,000 (cost–$752,000)	$752,000

	Total Short-Term Investments (cost–$18,361,565)	18,445,116

	Total Investments before options written (cost–$403,325,392)–119.3%	417,160,840

Contracts/
Notional
Amount
OPTIONS WRITTEN (l)–(0.2)%
	Call Options–(0.1)%
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$17,500,000	strike rate 3.25%, expires 8/31/10	(62,935)
11,700,000	strike rate 3.25%, expires 10/29/10	(67,567)
9,400,000	strike rate 3.50%, expires 6/14/10	(44,625)
15,900,000	strike rate 3.50%, expires 8/31/10	(132,362)
	Inflation Cap CPURNSA Index (OTC),
5,800,000	Exercise Index=Maximum of ((Index Final/Index Initial-1)-2.50%) or $0 expires 12/7/10	(6,531)
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
24	strike price $119, expires 5/21/10	(23,620)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
41	strike price $118, expires 5/21/10	(24,373)
36	strike price $119, expires 5/21/10	(8,714)

		(370,727)

	Put Options–(0.1)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
4,300,000	strike rate 4.00%, expires 12/1/10	(19,133)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
2,000,000	strike rate 5.37%, expires 9/20/10	(477)
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
10,800,000	strike rate 4.50%, expires 6/14/10	(3,595)
15,900,000	strike rate 4.50%, expires 8/31/10	(64,120)
20,900,000	strike rate 4.75%, expires 8/31/10	(46,630)

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 67

Fixed Income SHares: Series R Schedule of Investments
April 30, 2010 (unaudited) (continued)

Contracts/
Notional
Amount			Value

	Put Options (continued)

$11,700,000	strike rate 5.00%, expires 10/29/10		$(39,082)
3,300,000	strike rate 10.00%, expires 7/10/12		(2,589)
	Inflation Floor CPURNSA Index (OTC),
5,800,000	Exercise Index=Maximum of (-1.00%-(Index Final/Index Initial-1)) or $0 expires 12/14/10		(1,582)
1,500,000	Exercise Index=Maximum of (0.00%-(Index Final/Index Initial-1)) or $0, expires 3/10/20		(9,674)
5,600,000	Exercise Index=Maximum of ((1+0.00%)10-(Index Final/Index Initial)) or $0 expires 3/12/20		(39,247)
32,200,000	Exercise Index=Maximum of ((1+0.00%)10-(Index Final/Index Initial)) or $0 expires 4/7/20		(228,140)
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
24	strike price $111, expires 5/21/10		(402)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
29	strike price $114, expires 5/21/10		(938)
48	strike price $115, expires 5/21/10		(2,337)

			(457,946)

	Total Options Written (premiums received – $1,327,950)		(828,673)

	Total Investments net of options written (cost – $401,997,442)	119.1%	416,332,167
	Other liabilities in excess of other assets	(19.1)	(66,708,461)

	Net Assets	100.0%	$349,623,706

68 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust – Notes to Schedules of Investments
April 30, 2010 (unaudited)

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $665,358,505, representing 21.9% of net assets in Series C; securities with an aggregate value of $259,844, representing 7.4% of net assets in Series H; securities with an aggregate value of $249,510,678, representing 8.3% of net assets in Series M; securities with an aggregate value of $17,024,394, representing 4.9% of net assets in Series R.

(b)	Illiquid.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolios are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2010.

(d)	144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery. To be settled/delivered after April 30, 2010.

(f)	In default.

(g)	Fair-valued–Securities with an aggregate value of $260,801, representing 0.01% of net assets in Series C; securities with an aggregate value of $31,250,823, representing 1.0% of net assets in Series M; securities with an aggregate value of $3,614,040, representing 1.0% of net assets in Series R.

(h)	Principal amount less than $500.

(i)	Perpetual maturity. Maturity date shown is the first call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.

(j)	Inflationary Bonds–Principal amount of security is adjusted for inflation/deflation.

(k)	All or partial amount segregated as collateral for futures contracts, delayed-delivery securities and swaps.

(l)	Non-income producing.

(m)	Subject to Alternative Minimum Tax.

(n)	Securities with an aggregate value of $1,885,142, representing 83.5% of net assets in Series I, were valued utilizing modeling tools provided by a third-party vendor as described in Note 1(a) in the Notes to Financial Statements.

(o)	Restricted. The aggregate acquisition cost of such securities is $32,094,608, $13,348,827 and $3,695,734 in Series C, Series M and Series R, respectively. The aggregate market value of $31,885,587, $13,373,758 and $3,692,211, is approximately 1.0%, 0.4%, and 1.1% of net assets in Series C, Series M, and Series R, respectively.

(p)	Floating Rate. The rate disclosed reflects the rate in effect on April 30, 2010.

Glossary:

ABS–Asset-Backed Securities

ADR–American Depositary Receipt

AGM–insured by Assured Guaranty Municipal Corp.

AMBAC–insured by American Municipal Bond Assurance Corp.

AUD–Australian Dollar

BRL–Brazilian Real

£–British Pound

CAD–Canadian Dollar

CBOT–Chicago Board of Trade

CDO–Collateralized Debt Obligation

CLO–Collateralized Loan Obligation

CMO–Collateralized Mortgage Obligation

CPURNSA–Consumer Price All Urban Non-Seasonally Adjusted Index

€–Euro

FGIC–insured by Financial Guaranty Insurance Co.

See accompanying Notes to Financial Statements ï 4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 69

Allianz Global Investors Managed Accounts Trust – Notes to Schedules of Investments
April 30, 2010 (unaudited) (continued)

FRN–Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2010.

GDR–Global Depositary Receipt

GO–General Obligation Bond

IBC–Insurance Bond Certificate

IO–Interest Only

¥–Japanese Yen

LIBOR–London Inter-Bank Offered Rate

MBIA–insured by Municipal Bond Investors Assurance

MBS–Mortgage-Backed Securities

NPFGC–insured by National Public Finance Guarantee Corp.

NR–Not Rated

OTC–Over the Counter

Q-SBLF–Qualified School Bond Loan Fund

RMBS–Residential Mortgage-Backed Securities

TBA–To Be Announced
VRN–Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on April 30, 2010.

WR–Withdrawn Rating

70 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10 ï See accompanying Notes to Financial Statements

Allianz Global Investors Managed Accounts Trust Statements of Assets and Liabilities
April 30, 2010 (unaudited)

		Fixed	Fixed	Fixed	Fixed
	Equity	Income	Income	Income	Income
	Shares:	SHares:	SHares:	SHares:	SHares:
	Series I	Series C	Series H	Series M	Series R
Assets:
Investments, at value (cost-$1,947,691, $2,917,236,853, $3,830,218, $2,996,463,142 and $403,325,392, respectively)	$2,156,113	$3,113,767,643	$3,568,734	$2,981,265,460	$417,160,840

Cash (including foreign currency for Series I, Series C, Series M and Series R with a value and cost of $4,886 and $4,864, $19,248,338 and $19,289,539, $5,930,647 and $5,963,452, $1,170,694 and $1,173,558, respectively)	87,821	19,263,122	835	5,931,365	1,171,686

Deposits with brokers for futures contracts collateral	—	18,000	—	—	—

Interest and dividend receivable	13,388	42,404,121	46,382	25,321,885	2,544,406

Receivable for investments sold	—	13,789,851	—	153,233,317	3,364,666

Swap premiums paid	—	8,811,417	—	14,719,081	250,025

Receivable for terminated swaps	—	401,093	—	1,171,310	—

Receivable for shares of beneficial interest sold	—	7,483,366	—	7,584,461	4,681,094

Receivable for variation margin on futures contracts	—	1,268,719	—	2,531,427	39,138

Unrealized appreciation of forward foreign currency contracts	—	29,891,516	—	4,083,906	1,001,334

Unrealized appreciation of swaps	—	25,893,697	—	56,051,223	1,494,756

Receivable for paydown principal	—	156	—	403,182	25,435

Receivable from broker	—	—	—	149,430	1,208

Prepaid expenses	—	17,040	—	17,040	—

Total Assets	2,257,322	3,263,009,741	3,615,951	3,252,463,087	431,734,588

Liabilities:
Payable for investments purchased	—	108,424,962	98,298	160,634,692	77,054,582

Payable to brokers for cash collateral received	—	44,780,000	—	63,770,000	1,330,000

Unrealized depreciation of forward foreign currency contracts	—	23,265,728	—	2,572,514	152,871

Dividends payable	—	14,910,881	13,014	13,329,603	769,377

Options written, at value (premiums received - $0, $29,215,807, $0, $6,514,826, and $1,327,950, respectively)	—	13,651,720	—	380,360	828,673

Unrealized depreciation of swaps	—	8,356,988	—	2,863,158	782,069

Swap premiums received	—	4,858,675	—	3,663,886	906,721

Payable for shares of beneficial interest redeemed	—	1,770,950	—	1,658,237	76,424

Payable for variation margin on futures contracts	—	1,228,225	—	550,700	19,693

Payable to broker	—	221,016	—	—	178,476

Interest payable for cash collateral received	—	3,455	—	6,567	60

Payable for terminated swaps	—	—	—	—	11,936

Total Liabilities	—	221,472,600	111,312	249,429,717	82,110,882

Net Assets	$2,257,322	$3,041,537,141	$3,504,639	$3,003,033,370	$349,623,706

Net Assets Consist of:
Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$206	$231,213	$464	$299,904	$31,714

Paid-in-capital in excess of par	2,059,147	2,721,108,221	4,243,827	3,145,363,711	334,477,688

Undistributed (dividends in excess of) net investment income	21,490	(16,000,338)	(5)	(13,059,487)	(3,702,580)

Accumulated net realized gain (loss)	(31,941)	61,091,585	(478,163)	(176,141,192)	2,257,243

Net unrealized appreciation (depreciation) of investments, futures contracts, options written, swaps and foreign currency transactions	208,420	275,106,460	(261,484)	46,570,434	16,559,641

Net Assets	$2,257,322	$3,041,537,141	$3,504,639	$3,003,033,370	$349,623,706

Shares Outstanding	205,520	231,212,974	463,863	299,903,690	31,713,768

Net Asset Value, Offering Price and Redemption Price Per Share	$10.98	$13.15	$7.56	$10.01	$11.02

See accompanying Notes to Financial Statements ï 4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 71

Allianz Global Investors Managed Accounts Trust Statements of Operations
Six Months ended April 30, 2010 (unaudited)

		Fixed	Fixed	Fixed	Fixed
	Equity	Income	Income	Income	Income
	Shares:	SHares:	SHares:	SHares:	SHares:
	Series I	Series C	Series H	Series M	Series R
Investment Income:
Dividends (net of foreign withholding tax of $2,561 for Series I)	$25,908	$81,493	$—	$1,171,378	$7,500

Interest (net of foreign withholding tax of $9,646 for Series C)	—	83,186,294	77,211	67,320,532	4,313,575

Facility and other fee income	—	514,759	—	10,000	4,012

Total Investment Income	25,908	83,782,546	77,211	68,501,910	4,325,087

Expenses:
Interest expense	59	30,485	—	59,051	471

Net Investment Income	25,849	83,752,061	77,211	68,442,859	4,324,616

Realized and Change In Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(29,431)	9,093,818	(158,611)	5,889,276	3,176,373

Futures contracts	—	33,321,272	—	6,041,907	4,222,943

Options written	—	14,098,702	—	9,373,262	1,537,159

Swaps	—	3,537,537	—	13,012,430	(363,743)

Foreign currency transactions	(2,511)	25,362,043	—	(7,974,441)	327,292

Net change in unrealized appreciation/depreciation of:
Investments	185,725	89,840,742	181,125	37,373,518	5,688,365

Futures contracts	—	17,132,953	—	2,626,518	(2,791,106)

Options written	—	10,303,988	—	2,251,455	356,186

Securities sold short	—	866,716	—	5,593	5,449

Swaps	—	19,350,453	—	18,301,071	345,564

Foreign currency transactions	4	4,246,207	—	(1,146,279)	674,749

Net realized and change in unrealized gain on investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	153,787	227,154,431	22,514	85,754,310	13,179,231

Net Increase in Net Assets Resulting from Investment Operations	$179,636	$310,906,492	$99,725	$154,197,169	$17,503,847

72 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10 ï See accompanying Notes to Financial Statements

Equity Shares: Series I Statement of Changes in Net Assets

	Six Months	For the period
	ended	August 3, 2009*
	April 30, 2010	through
	(unaudited)	October 31, 2009
Investment Operations:
Net investment income	$25,849	$11,101

Net realized gain (loss) on investments and foreign currency transactions	(31,942)	38,190

Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	185,729	22,691

Net increase in net assets resulting from investment operations	179,636	71,982

Dividends and Distributions to Shareholders from:
Net investment income	(45,138)	—

Net realized gains	(8,511)	—

Total dividends and distributions to shareholders	(53,649)	—

Capital Share Transactions:
Net proceeds from the sale of shares	3,503	55,850

Total increase in net assets	129,490	127,832

Net Assets:
Beginning of period	2,127,832	2,000,000

End of period (including undistributed net investment income of $21,490 and $40,779, respectively)	$2,257,322	$2,127,832

Shares Issued	315	5,205

*	Commencement of operations.

Fixed Income SHares: Series C Statement of Changes in Net Assets

	Six Months
	ended
	April 30, 2010	Year ended
	(unaudited)	October 31, 2009
Investment Operations:
Net investment income	$83,752,061	$155,138,980

Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	85,413,372	337,890,240

Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	141,741,059	400,879,928

Net increase in net assets resulting from investment operations	310,906,492	893,909,148

Dividends and Distributions to Shareholders from:
Net investment income	(275,386,108)	(249,633,509)

Net realized gains	(165,337,424)	(170,954,511)

Total dividends and distributions to shareholders	(440,723,532)	(420,588,020)

Capital Share Transactions:
Net proceeds from the sale of shares	661,760,768	1,226,521,545

Cost of shares redeemed	(383,633,438)	(813,110,233)

Net increase in net assets from capital share transactions	278,127,330	413,411,312

Total increase in net assets	148,310,290	886,732,440

Net Assets:
Beginning of period	2,893,226,851	2,006,494,411

End of period (including undistributed (dividends in excess of) net investment income of $(16,000,338) and $175,633,709, respectively)	$3,041,537,141	$2,893,226,851

Shares Issued and Redeemed:
Issued	51,216,030	102,008,354

Redeemed	(29,243,354)	(67,253,145)

Net Increase	21,972,676	34,755,209

See accompanying Notes to Financial Statements ï 4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 73

Fixed Income SHares: Series H Statement of Changes in Net Assets

	Six Months
	ended
	April 30, 2010	Year ended
	(unaudited)	October 31, 2009
Investment Operations:
Net investment income	$77,211	$164,637

Net realized loss on investments and swaps	(158,611)	(223,665)

Net change in unrealized appreciation/depreciation of investments and swaps	181,125	393,462

Net increase in net assets resulting from investment operations	99,725	334,434

Dividends to Shareholders from Net Investment Income	(77,211)	(164,230)

Capital Share Transactions:
Net proceeds from the sale of shares	808,166	222,316

Total increase in net assets	830,680	392,520

Net Assets:
Beginning of period	2,673,959	2,281,439

End of period (including dividends in excess of net investment income of $(5) and $(5), respectively)	$3,504,639	$2,673,959

Shares Issued	107,056	32,203

Fixed Income SHares: Series M Statement of Change in Net Assets

	Six Months
	ended
	April 30, 2010	Year ended
	(unaudited)	October 31, 2009
Investment Operations:
Net investment income	$68,442,859	$289,589,578

Net realized gain (loss) on investments, futures contracts, options written, swaps and foreign currency transactions	26,342,434	(80,112,227)

Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	59,411,876	498,645,005

Net increase in net assets resulting from investment operations	154,197,169	708,122,356

Dividends to Shareholders from Net Investment Income	(119,813,225)	(313,991,564)

Capital Share Transactions:
Net proceeds from the sale of shares	542,631,066	1,417,781,851

Cost of shares redeemed	(353,913,610)	(742,240,702)

Net increase in net assets from capital share transactions	188,717,456	675,541,149

Total increase in net assets	223,101,400	1,069,671,941

Net Assets:
Beginning of period	2,779,931,970	1,710,260,029

End of period (including undistributed (dividends in excess of) net investment income of $(13,059,487) and $38,310,879, respectively)	$3,003,033,370	$2,779,931,970

Shares Issued and Redeemed:
Issued	54,992,357	161,066,051

Redeemed	(35,852,143)	(84,942,297)

Net Increase	19,140,214	76,123,754

74 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10 ï See accompanying Notes to Financial Statements

Fixed Income SHares: Series R Statement of Changes in Net Assets

	Six Months
	ended
	April 30, 2010	Year ended
	(unaudited)	October 31, 2009
Investment Operations:
Net investment income	$4,324,616	$5,641,303

Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	8,900,024	12,899,114

Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	4,279,207	28,147,013

Net increase in net assets resulting from investment operations	17,503,847	46,687,430

Dividends and Distributions to Shareholders from:
Net investment income	(10,080,681)	(6,425,824)

Net realized gains	(1,313,660)	(6,964,780)

Total dividends and distributions to shareholders	(11,394,341)	(13,390,604)

Capital Share Transactions:
Net proceeds from the sale of shares	105,721,914	162,771,513

Cost of shares redeemed	(50,173,825)	(78,193,796)

Net increase in net assets from capital share transactions	55,548,089	84,577,717

Total increase in net assets	61,657,595	117,874,543

Net Assets:
Beginning of period	287,966,111	170,091,568

End of period (including undistributed (dividends in excess of) net investment income of $(3,702,580) and $2,053,485, respectively)	$349,623,706	$287,966,111

Shares Issued and Redeemed:
Issued	9,753,980	16,327,477

Redeemed	(4,633,467)	(8,086,228)

Net Increase	5,120,513	8,241,249

See accompanying Notes to Financial Statements ï 4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 75

Equity Shares: Series I Financial Highlights
For a share outstanding throughout each period:

	Six Months		For the period
	ended		August 3, 2009*
	April 30, 2010		through
	(unaudited)		October 31, 2009
Net asset value, beginning of period	$10.37		$10.00

Investment Operations:
Net investment income	0.13		0.05

Net realized and change in unrealized gain on investments and foreign currency transactions	0.74		0.32

Total from investment operations	0.87		0.37

Dividends and Distributions to Shareholders from:
Net investment income	(0.22)		—

Net realized gains	(0.04)		—

Total dividends and distributions to shareholders	(0.26)		—

Net asset value, end of period	$10.98		$10.37

Total Investment Return (1)	8.42%		3.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,257		$2,128

Ratio of operating expenses to average net assets (3)	0.00	%†(2)	0.00%†

Ratio of net investment income to average net assets (3)	2.33	%†	2.14%†

Portfolio turnover	16%		15%

*	Commencement of operations.

†	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2010 would be 0.005%.

(3)	Reflects the fact that no fees or expenses except interest expense are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series I, the Investment Manager or the Sub-Advisers. Participants in these programs pay a “wrap” fee to the sponsor of the program.

76 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10 ï See accompanying Notes to Financial Statements

Fixed Income SHares: Series C Financial Highlights
For a share outstanding throughout each period:

	Six Months
	ended
	April 30, 2010		Year ended October 31,
	(unaudited)		2009		2008	2007	2006	2005
Net asset value, beginning of period	$13.83		$11.50		$12.05	$11.78	$11.64	$12.06

Investment Operations:
Net investment income	0.37		0.83		0.76	0.63	0.55	0.48

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, securities sold short, swaps, unfunded loan commitments and foreign currency transactions	1.02		3.86		(0.37)	0.44	0.31	0.04

Total from investment operations	1.39		4.69		0.39	1.07	0.86	0.52

Dividends and Distributions to Shareholders from:
Net investment income	(1.28)		(1.36)		(0.74)	(0.56)	(0.72)	(0.54)

Net realized gains	(0.79)		(1.00)		(0.20)	(0.24)	—	(0.40)

Total dividends and distributions to shareholders	(2.07)		(2.36)		(0.94)	(0.80)	(0.72)	(0.94)

Net asset value, end of period	$13.15		$13.83		$11.50	$12.05	$11.78	$11.64

Total Investment Return (1)	11.29%		45.84%		2.56%	9.67%	7.69%	4.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,041,537		$2,893,227		$2,006,494	$1,886,225	$1,449,575	$949,173

Ratio of operating expenses to average net assets (3)	0.00	%† (2)	0.00	% (2)	0.00%	0.00%	0.00%	0.00%

Ratio of net investment income to average net assets (3)	5.84	%†	6.71%		6.01%	5.60%	4.89%	4.08%

Portfolio turnover	67%		683%		873%	750%	560%	510%

†	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2010 and year ended October 31, 2009 would be less than 0.005% and 0.01%, respectively.

(3)	Reflects the fact that no fees or expenses except interest expense are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series C, the Investment Manager or the Sub-Advisers. Participants in these programs pay a “wrap” fee to the sponsor of the program.

See accompanying Notes to Financial Statements ï 4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 77

Fixed Income SHares: Series H Financial Highlights
For a share outstanding throughout each period:

				For the
				period
	Six Months			April 2,
	ended			2007*
	April 30,			through
	2010	Year ended October 31,		October 31,
	(unaudited)	2009	2008	2007
Net asset value, beginning of period	$7.49	$7.03	$9.61	$10.00

Investment Operations:
Net investment income	0.21	0.49	0.52	0.29

Net realized and change in unrealized gain (loss) on investments, futures contracts and swaps	0.07	0.46	(2.58)	(0.40)

Total from investment operations	0.28	0.95	(2.06)	(0.11)

Dividends to Shareholders from Net Investment Income	(0.21)	(0.49)	(0.52)	(0.28)

Net asset value, end of period	$7.56	$7.49	$7.03	$9.61

Total Investment Return (1)	3.80%	14.54%	(22.21)%	(1.04)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,505	$2,674	$2,281	$2,884

Ratio of operating expenses to average net assets (2)	0.00%†	0.00%	0.00%	0.00%†

Ratio of net investment income to average net assets (2)	5.62%†	7.22%	6.05%	5.04%†

Portfolio turnover	26%	23%	15%	87%

*	Commencement of operations.

†	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series H, the Investment Manager or the Sub-Advisers. Participants in these programs pay a “wrap” fee to the sponsor of the program.

78 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10 ï See accompanying Notes to Financial Statements

Fixed Income SHares: Series M Financial Highlights
For a share outstanding throughout each period:

	Six Months
	ended
	April 30,
	2010	Year ended October 31,
	(unaudited)	2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.90	$8.36	$11.31	$11.38	$11.12	$11.87

Investment Operations:
Net investment income	0.23	1.19	1.35	0.66	0.57	0.44

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	0.29	1.62	(2.90)	(0.08)	0.27	(0.29)

Total from investment operations	0.52	2.81	(1.55)	0.58	0.84	0.15

Dividends and Distributions to Shareholders from:
Net investment income	(0.41)	(1.27)	(1.40)	(0.65)	(0.58)	(0.46)

Net realized gains	—	—	—	—	—	(0.44)

Total dividends and distributions to shareholders	(0.41)	(1.27)	(1.40)	(0.65)	(0.58)	(0.90)

Net asset value, end of period	$10.01	$9.90	$8.36	$11.31	$11.38	$11.12

Total Investment Return (1)	5.45%	36.99%	(16.53)%	5.26%	7.80%	1.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,003,033	$2,779,932	$1,710,260	$1,819,024	$1,454,145	$942,197

Ratio of operating expenses to average net assets (2)(3)	0.00%†	0.00%	0.00%	0.00%	0.00%	0.00%

Ratio of net investment income to average net assets (3)	4.81%†	13.01%	11.82%	5.91%	5.11%	3.85%

Portfolio turnover	164%	916%	923%	837%	928%	706%

†	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2010 and years ended October 31, 2009, 2008, 2007, 2006 and 2005 would be less than 0.005%, 1.78%, 7.63%, 1.26%, 0.07% and 0.05%, respectively.

(3)	Reflects the fact that no fees or expenses except interest expense are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series M, the Investment Manager or the Sub-Advisers. Participants in these programs pay a “wrap” fee to the sponsor of the program.

See accompanying Notes to Financial Statements ï 4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 79

Fixed Income SHares: Series R Financial Highlights
For a share outstanding throughout each period:

	Six Months
	ended
	April 30,
	2010		Year ended October 31,
	(unaudited)		2009		2008	2007	2006	2005
Net asset value, beginning of period	$10.83		$9.27		$10.21	$9.90	$10.20	$10.37

Investment Operations:
Net investment income	0.16		0.25		0.57	0.43	0.54	0.50

Net realized and unrealized gain (loss) on investments, futures contracts, options written, securities sold short, swaps and foreign currency transactions	0.43		2.00		(0.91)	0.34	(0.29)	(0.16)

Total from investment operations	0.59		2.25		(0.34)	0.77	0.25	0.34

Dividends and Distributions to Shareholders from:
Net investment income	(0.35)		(0.29)		(0.60)	(0.46)	(0.55)	(0.50)

Net realized gains	(0.05)		(0.40)		—	—	—	(0.01)

Total dividends and distributions to shareholders	(0.40)		(0.69)		(0.60)	(0.46)	(0.55)	(0.51)

Net asset value, end of period	$11.02		$10.83		$9.27	$10.21	$9.90	$10.20

Total Investment Return (1)	5.54%		25.50%		(3.87)%	8.05%	2.49%	3.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$349,624		$287,966		$170,092	$123,018	$154,793	$135,449

Ratio of operating expenses to average net assets (3)	0.00	%† (2)	0.00	% (2)	0.00%	0.00%	0.00%	0.00%

Ratio of net investment income to average net assets (3)	2.74	%†	2.77%		5.39%	4.36%	5.33%	5.28%

Portfolio turnover	77%		1216%		1003%	825%	593%	175%

†	Annualized.

(1)	Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)	If interest expense were included, the ratio of operating expenses to average net assets for the six months ended April 30, 2010 and year ended October 31, 2009 would be less than 0.005% and less than 0.005%, respectively.

(3)	Reflects the fact that no fees or expenses except interest expense are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series R, the Investment Manager or the Sub-Advisers. Participants in these programs pay a “wrap” fee to the sponsor of the program.

80 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10 ï See accompanying Notes to Financial Statements

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies
Allianz Global Investors Managed Accounts Trust (the “Trust”), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Equity Shares: Series I, Fixed Income SHares: Series C, Series H, Series M and Series R (the “Portfolios”). Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Portfolios’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Portfolios are authorized to issue an unlimited amount of shares of beneficial interest at $0.001 par value.

Equity Shares: Series I sold and issued 200,000 shares of beneficial interest in the amount of $2,000,000 to Allianz Global on August 3, 2009.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolios’ financial statements. Actual results could differ from those estimates.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Portfolios:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Portfolios’ financial statements. Each Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Equity Shares: Series I Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. With respect to certain foreign securities, the Portfolio may fair-value securities using modeling tools provided by third-party vendors. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 81

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Portfolio’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Portfolio.

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Portfolios to measure fair value during the six months ended April 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Portfolios utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation and option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at April 30, 2010 in valuing each Portfolio’s assets and liabilities is listed below:

Equity Shares: Series I:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/10

Investments in Securities – Assets
Common Stock:
China	$68,930	—	—	$68,930
Israel	39,182	—	—	39,182
Korea (Republic of)	76,650	—	—	76,650
Spain	59,470	$86,241	—	145,711
Taiwan	26,739	—	—	26,739
All Other	—	1,676,289	—	1,676,289
Preferred Stock	—	122,612	—	122,612

Total Investments	$270,971	$1,885,142	—	$2,156,113

82 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Fixed Income SHares: Series C:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/10

Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	—	$46,322,295	$9,388,080	$55,710,375
Financial Services	—	1,041,621,021	1,115,041	1,042,736,062
All Other	—	1,059,038,472	—	1,059,038,472
Mortgaged-Backed Securities	—	188,419,235	134,531	188,553,766
Sovereign Debt Obligations	—	146,568,642	—	146,568,642
U.S. Treasury Bonds & Notes	—	133,192,499	—	133,192,499
U.S. Government Agency Securities	—	122,769,355	—	122,769,355
Municipal Bonds	—	111,518,019	—	111,518,019
Senior Loans	—	41,297,596	—	41,297,596
Asset-Backed Securities	—	10,978,242	—	10,978,242
Preferred Stock	$1,127,840	—	—	1,127,840
Convertible Preferred Stock	779,342	—	—	779,342
Common Stock	293,539	—	—	293,539
Short-Term Investments:
Corporate Notes:
Financial Services	—	27,026,657	126,270	27,152,927
All Other	—	37,801,075	—	37,801,075
All Other Short-Term Investments	—	129,646,525	—	129,646,525
Options Purchased	—	4,603,367	—	4,603,367

Total Investments in Securities – Assets	$2,200,721	$3,100,803,000	$10,763,922	$3,113,767,643

Investments in Securities – Liabilities
Options Written, at value	—	$(12,524,086)	$(1,127,634)	$(13,651,720)

Other Financial Instruments*	$40,075,576	$24,162,497	—	$64,238,073

Total Investments	$42,276,297	$3,112,441,411	$9,636,288	$3,164,353,996

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 83

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Fixed Income SHares: Series H:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/10

Investments in Securities – Assets
Municipal Bonds	—	$2,906,734	—	$2,906,734
Money Market Fund	—	662,000	—	662,000

Total Investments	—	$3,568,734	—	$3,568,734

Fixed Income SHares: Series M:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/10

Investments in Securities – Assets
Corporate Bonds & Notes	—	$1,029,889,717	—	$1,029,889,717
Mortgaged-Backed Securities	—	411,576,573	$30,431,912	442,008,485
Sovereign Debt Obligations	—	434,341,767	—	434,341,767
U.S. Treasury Bonds and Notes	—	378,558,397	—	378,558,397
U.S. Government Agency Securities	—	229,961,470	—	229,961,470
Municipal Bonds	—	79,296,271	—	79,296,271
Asset-Backed Securities	—	54,533,323	818,911	55,352,234
Convertible Preferred Stock	$13,887,170	—	—	13,887,170
Common Stock	804,002	—	—	804,002
Short-Term Investments	—	317,165,947	—	317,165,947

Total Investments in Securities – Assets	$14,691,172	$2,935,323,465	$31,250,823	$2,981,265,460

Investments in Securities – Liabilities
Options Written, at value	—	$(380,360)	—	$(380,360)

Other Financial Instruments*	$3,691,490	$54,699,457	—	$58,390,947

Total Investments	$18,382,662	$2,989,642,562	$31,250,823	$3,039,276,047

84 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Fixed Income SHares: Series R:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/10

Investments in Securities – Assets
U.S. Treasury Bonds & Notes	—	$290,687,873	—	$290,687,873
Corporate Bonds & Notes:
Financial Services	—	37,740,731	$396,880	38,137,611
All Other	—	36,410,672	—	36,410,672
Sovereign Debt Obligations	—	16,525,555	—	16,525,555
Mortgaged-Backed Securities	$2,000,000	7,189,157	1,872,541	11,061,698
Asset-Backed Securities	—	1,939,184	1,741,499	3,680,683
U.S. Government Agency Securities	—	1,932,957	—	1,932,957
Convertible Preferred Stock	197,200	—	—	197,200
Municipal Bonds	—	81,475	—	81,475
Short-Term Investments	—	18,445,116	—	18,445,116

Total Investments in Securities – Assets	$2,197,200	$410,952,720	$4,010,920	$417,160,840

Investments in Securities – Liabilities
Options Written, at value	—	$(543,499)	$(285,174)	$(828,673)

Other Financial Instruments*	$718,546	$1,561,150	—	$2,279,696

Total Investments	$2,915,746	$411,970,371	$3,725,746	$418,611,863

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended April 30, 2010, was as follows:

Fixed Income SHares: Series C:

					Net
		Net			Change
	Beginning	Purchases	Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance	(Sales) and	Discounts	Realized	Appreciation/	into	out	Balance
	10/31/09	Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3	of Level 3	4/30/10

Investments in Securities – Assets

Corporate Bonds & Notes:

Airlines	$4,341,632	$4,775,881	$990	$(2,514)	$272,091	—	—	$9,388,080

Financial Services	311,000	(12,941)	—	—	100,704	$716,278	—	1,115,041

Mortgaged-Backed Securities	158,059	(195,810)	839	42,996	128,447	—	—	134,531

Short-Term Investments:

Corporate Notes:

Airlines	3,225,000	(2,500,000)	—	—	(725,000)	—	—	—

Financial Services	4,150,876	(4,110,926)	(13,157)	548	98,929	—	—	126,270

Total Investments in Securities – Assets	$12,186,567	$(2,043,796)	$(11,328)	$41,030	$(124,829)	$716,278	—	$10,763,922

Investments in Securities – Liabilities

Options Written, at value	—	$(2,462,289)	—	—	$1,334,655	—	—	$(1,127,634)

Total Investments	$12,186,567	$(4,506,085)	$(11,328)	$41,030	$1,209,826	$716,278	—	$9,636,288

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 85

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Fixed Income SHares: Series M:

					Net
		Net			Change
	Beginning	Purchases	Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance	(Sales) and	Discounts	Realized	Appreciation/	into	out	Balance
	10/31/09	Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3	of Level 3	4/30/10

Investments in Securities – Assets

Mortgaged-Backed Securities	$26,289,690	—	$217,143	—	$3,925,079	—	—	$30,431,912

U.S. Government Agency Securities	5,930,401	—	14,195	—	145,541	—	$(6,090,137)	—

Asset-Backed Securities	794,015	$(98,647)	—	—	123,543	—	—	818,911

Total Investments	$33,014,106	$(98,647)	$231,338	—	$4,194,163	—	$(6,090,137)	$31,250,823

Fixed Income SHares: Series R:

		Net			Net Change
	Beginning	Purchases	Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance	(Sales) and	Discounts	Realized	Appreciation/	into	out	Balance
	10/31/09	Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3	of Level 3	4/30/10

Investments in Securities – Assets

Corporate Bonds & Notes:

Financial Services	$392,280	—	$758	—	$3,842	—	—	$396,880

Mortgaged-Backed Securities	—	$1,818,000	—	—	54,541	—	—	1,872,541

Asset-Backed Securities	—	1,804,870	2,752	—	(66,123)	—	—	1,741,499

Total Investments in Securities – Assets	$392,280	$3,622,870	$3,510	—	$(7,740)	—	—	$4,010,920

Investments in Securities – Liabilities

Options Written, at value	—	$(392,050)	—	—	$106,876	—	—	$(285,174)

Total Investments	$392,280	$3,230,820	$3,510	—	$99,136	—	—	$3,725,746

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of Level 3 investments, which Fixed Income SHares: Series C, Series M and Series R held at April 30, 2010, was $1,728,451, $4,014,328 and $99,136, respectively. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. The Portfolios’ management is in the process of reviewing ASU 2010-06 to determine future applicability.

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discounts and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Portfolios are amortized as income over the expected term of the loan. Commitment fees received by the Portfolios relating to unfunded purchase commitments are recorded as other fee income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

86 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(d) Federal Income Taxes
The Portfolios intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. The Portfolios may be subject to excise tax based on the extent of distributions to shareholders.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Portfolios’ management has determined that its evaluation has resulted in no material impact to the Portfolios’ financial statements at April 30, 2010. The Portfolios’ federal tax returns for the prior three years (since inception for Series I) remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions
The Portfolios, with the exception of Equity Shares: Series I, declare dividends from net investment income monthly to shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(f) Foreign Currency Translation
The Portfolios’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Portfolios’ Statements of Operations.

The Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Senior Loans
The Portfolios purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Portfolios succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Repurchase Agreements
The Portfolios enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Portfolios, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair-value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolios require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 87

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

(i) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Portfolios sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Portfolios can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolios of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent a Portfolio does not cover its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Portfolio’s uncovered obligations under the agreements will be subject to each Portfolio’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Portfolios’ obligation to repurchase the securities.

(j) When-Issued/Delayed-Delivery Transactions
When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolios will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Portfolios do not participate in future gains and losses with respect to the security.

(k) Inflation-Indexed Bond
Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statements of Operations, even though investors do not receive principal until maturity.

(l) Mortgage-Related and Other Asset-Backed Securities
Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolios to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may have made it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS involves one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage

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1. Organization and Significant Accounting Policies (continued)

assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(m) U.S. Government Agencies or Government-Sponsored Enterprises
Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(n) Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(o) Short Sales
Short sale transactions involve the Portfolios selling securities they do not own in anticipation of a decline in the market price of the securities. The Portfolios are obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Interest Expense
Interest expense relates primarily to the Portfolios’ liability in connection with reverse repurchase agreements. Interest expense is recorded as it is incurred.

2. Principal Risks
In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (credit/counterparty risk). The Portfolios are exposed to various risks such as, but not limited to, interest rate, foreign currency, market price and credit/counterparty risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Portfolios are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

If the Portfolios invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolios’ investments in foreign currency-denominated securities may reduce the returns of the Portfolios.

The Portfolios are subjected to elements of risk not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such

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2. Principal Risks (continued)

concentrations will subject the Portfolios to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of equity securities, such as common and preferred stock, or equity-related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Portfolios are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Portfolios are exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will default. The potential loss to the Portfolios could exceed the value of the financial assets recorded in the Portfolios’ financial statements. Financial assets, which potentially expose the Portfolios to counterparty risk, consist principally of cash due from counterparties and investments. The sub-adviser of Fixed Income SHares Portfolios, Pacific Investment Management Company LLC (“PIMCO”), as well as the sub-adviser of Equity Shares: Series I, RCM Capital Management LLC (“RCM” and together with PIMCO, the “Sub-Advisers”), both affiliates of the Investment Manager, seek to minimize the Portfolios’ counterparty risks by performing reviews of each counterparty and by minimizing concentration of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Portfolios have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolios are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Portfolios and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Portfolios.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Portfolios are also a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provision for, initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Portfolios’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc. (“SLH”), a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of SLH. Lehman Brothers International was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing, Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of

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April 30, 2010 (unaudited)

2. Principal Risks (continued)

companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain of the Portfolios had select holdings, credit default swap agreements, foreign currency transactions, securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, foreign currency transactions, securities and derivatives transactions associated with Lehman Brothers as counterparty were written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers Holdings have been incorporated as net realized gain (loss) on the Statements of Operations of the applicable Portfolios. The remaining balances due from Lehman Brothers are included in receivable from/ payable to broker on the Statements of Assets and Liabilities of the applicable Portfolios. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as the referenced entity. These recovery rates, as well as the current value of Senior Lehman bonds, were utilized in determining estimated recovery values for certain holdings.

3. Financial Derivative Instruments
Disclosure about derivative instruments and hedging activities require qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivative instruments, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Portfolios may sometimes use derivatives for hedging purposes, the Portfolios reflect derivatives at fair value and recognize changes in fair value through the Portfolios’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment. Derivative notional amounts and values as of April 30, 2010, which are disclosed later in the accompanying Notes to Financial Statements, are indicative of the volume of the Portfolios’ derivatives activities over the reporting period.

(a) Futures Contracts
The Portfolios use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Option Transactions
The Portfolios purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or otherwise as part of their investment strategies. The risk associated with purchasing an option is that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the market value of the option written. These liabilities are reflected as options written in the Portfolios’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written is

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April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Portfolios purchasing a security at a price different from its current market value.

(c) Swap Agreements
Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolios enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Portfolios’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Portfolios’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolios’ Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gains or losses on the Portfolios’ Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Portfolios’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements – Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As sellers of protection on credit default swap agreements, the Portfolios will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As sellers, the Portfolios would effectively add leverage to their portfolios because, in addition to their total net assets, the Portfolios would be subject to investment exposure on the notional amount of the swap.

If the Portfolios are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolios will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolios are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolios will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value

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Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

following a credit event). The Portfolios use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolios own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Portfolios use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Portfolios bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolios use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed later in the Notes to Financial Statements (see 5(c)) and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolios as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2010 for which the Portfolios are sellers of protection are disclosed later in the Notes to Financial Statements (see 5(c)). These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolios for the same referenced entity or entities.

Interest Rate Swap Agreements – Interest rate swap agreements involve the exchange by the Portfolios with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other

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April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

(d) Forward Foreign Currency Contracts
A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Equity Shares: Series I and Fixed Income SHares: Series C, Series M and Series R enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolios also enter these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of unrealized gain (loss) reflected in the Portfolios’ Statements of Assets and Liabilities.

Fair Value of Derivative Instruments at April 30, 2010

The following is a summary of the fair valuation of the Portfolios’ derivative instruments categorized by risk exposure.

The effect of derivative instruments on the Portfolios’ Statements of Assets and Liabilities at April 30, 2010:

Fixed Income SHares: Series C:

			Foreign
	Interest	Credit	Exchange
Location	Rate Contracts	Contracts	Contracts	Total

Asset Derivatives:
Investments, at value (options purchased)	—	—	$4,603,367	$4,603,367
Unrealized appreciation of swaps	$21,089,816	$4,803,881	—	25,893,697
Receivable for variation margin on futures contracts*	1,268,719	—	—	1,268,719
Unrealized appreciation of forward foreign currency contracts	—	—	29,891,516	29,891,516

Total Asset Derivatives	$22,358,535	$4,803,881	$34,494,883	$61,657,299

Liability Derivatives:
Unrealized depreciation of swaps	$(7,304,343)	$(1,052,645)	—	$(8,356,988)
Payable for variation margin on futures contracts*	(1,228,225)	—	—	(1,228,225)
Options written, at value	(12,524,086)	(1,127,634)	—	(13,651,720)
Unrealized depreciation of forward foreign currency contracts	—	—	$(23,265,728)	(23,265,728)

Total Liability Derivatives	$(21,056,654)	$(2,180,279)	$(23,265,728)	$(46,502,661)

*	Included in the net unrealized appreciation of $40,075,576 on futures contracts, as reported in section 5(a) of the Notes to Financial Statements.

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April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

Fixed Income SHares: Series M:

			Foreign
	Interest	Credit	Exchange
Location	Rate Contracts	Contracts	Contracts	Total

Asset Derivatives:
Unrealized appreciation of swaps	$41,136,901	$14,914,322	—	$56,051,223
Receivable for variation margin on futures contracts*	2,531,427	—	—	2,531,427
Unrealized appreciation of forward foreign currency contracts	—	—	$4,083,906	4,083,906

Total Asset Derivatives	$43,668,328	$14,914,322	$4,083,906	$62,666,556

Liability Derivatives:
Unrealized depreciation of swaps	$(369,586)	$(2,493,572)	—	$(2,863,158)
Payable for variation margin on futures contracts*	(550,700)	—	—	(550,700)
Options written, at value	(380,360)	—	—	(380,360)
Unrealized depreciation of forward foreign currency contracts	—	—	$(2,572,514)	(2,572,514)

Total Liability Derivatives	$(1,300,646)	$(2,493,572)	$(2,572,514)	$(6,366,732)

*	Included in the net unrealized appreciation of $3,691,490 on futures contracts, as reported in section 5(a) of the Notes to Financial Statements.

Fixed Income SHares: Series R:

			Foreign
	Interest	Credit	Exchange
Location	Rate Contracts	Contracts	Contracts	Total

Asset Derivatives:
Unrealized appreciation of swaps	$611,648	$883,108	—	$1,494,756
Receivable for variation margin on futures contracts*	39,138	—	—	39,138
Unrealized appreciation of forward foreign currency contracts	—	—	$1,001,334	1,001,334

Total Asset Derivatives	$650,786	$883,108	$1,001,334	$2,535,228

Liability Derivatives:
Unrealized depreciation of swaps	$(209,580)	$(572,489)	—	$(782,069)
Payable for variation margin on futures contracts*	(19,693)	—	—	(19,693)
Options written, at value	(543,499)	(285,174)	—	(828,673)
Unrealized depreciation of forward foreign currency contracts	—	—	$(152,871)	(152,871)

Total Liability Derivatives	$(772,772)	$(857,663)	$(152,871)	$(1,783,306)

*	Included in the net unrealized appreciation of $718,546 on futures contracts, as reported in section 5(a) of the Notes to Financial Statements.

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April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

The effect of derivative instruments on the Portfolios’ Statements of Operations for the six months ended April 30, 2010:

Fixed Income SHares: Series C:

			Foreign
	Interest	Credit	Exchange
Location	Rate Contracts	Contracts	Contracts	Total

Net Realized Gain (Loss) on:
Investments (options purchased)	—	—	$(1,689,449)	$(1,689,449)
Futures contracts	$33,321,272	—	—	33,321,272
Options written	10,349,621	—	3,749,081	14,098,702
Swaps	2,368,939	$1,168,598	—	3,537,537
Foreign currency transactions	—	—	27,962,900	27,962,900

Total Net Realized Gain (loss)	$46,039,832	$1,168,598	$30,022,532	$77,230,962

Net Change in Unrealized Appreciation/Depreciation of:
Investments (options purchased)	—	—	$(2,653,961)	$(2,653,961)
Futures contracts	$17,132,953	—	—	17,132,953
Options written	10,300,456	$1,331,522	(1,327,990)	10,303,988
Swaps	15,882,743	3,467,710	—	19,350,453
Foreign currency transactions	—	—	5,607,487	5,607,487

Total Net Change in Unrealized Appreciation/Depreciation	$43,316,152	$4,799,232	$1,625,536	$49,740,920

Fixed Income SHares: Series M:

			Foreign
	Interest	Credit	Exchange
Location	Rate Contracts	Contracts	Contracts	Total

Net Realized Gain (Loss) on:
Futures contracts	$6,041,907	—	—	$6,041,907
Options written	9,373,262	—	—	9,373,262
Swaps	9,170,331	$3,842,099	—	13,012,430
Foreign currency transactions	—	—	$(4,735,516)	(4,735,516)

Total Net Realized Gain (Loss)	$24,585,500	$3,842,099	$(4,735,516)	$23,692,083

Net Change in Unrealized Appreciation/Depreciation of:
Futures contracts	$2,626,518	—	—	$2,626,518
Options written	2,251,455	—	—	2,251,455
Swaps	12,148,412	$6,152,659	—	18,301,071
Foreign currency transactions	—	—	$1,626,497	1,626,497

Total net change in unrealized appreciation/depreciation	$17,026,385	$6,152,659	$1,626,497	$24,805,541

96 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

3. Financial Derivative Instruments (continued)

Fixed Income SHares: Series R:

			Foreign
	Interest	Credit	Exchange
Location	Rate Contracts	Contracts	Contracts	Total

Net Realized Gain (Loss) on:
Futures contracts	$4,222,943	—	—	$4,222,943
Options written	1,473,509	$63,650	—	1,537,159
Swaps	—	(363,743)	—	(363,743)
Foreign currency transactions	—	—	$396,334	396,334

Total Net Realized Gain (Loss)	$5,696,452	$(300,093)	$396,334	$5,792,693

Net Change in Unrealized Appreciation/Depreciation of:
Futures contracts	$(2,791,106)	—	—	$(2,791,106)
Options written	283,156	$73,030	—	356,186
Swaps	(152,109)	497,673	—	345,564
Foreign currency transactions	—	—	$730,250	730,250

Total Net Change in Unrealized Appreciation/Depreciation	$(2,660,059)	$570,703	$730,250	$(1,359,106)

4. Investment Manager/Sub-Advisers/Administrator/Distributor

(a) Investment Manager/Sub-Advisers
The Investment Manager serves as manager of the Portfolios pursuant to an Investment Management Agreement with the Trust. Pursuant to Portfolio Management Agreements between the Investment Manager and PIMCO with regard to Fixed Income SHares: Series C, Series H, Series M and Series R and the Investment Manager and RCM with regard to Equity Shares: Series I, the Investment Manager employs PIMCO and RCM, to serve as sub-adviser and provide investment advisory services to the Fixed Income SHares: Series C, Series H, Series M and Series R Portfolios and Equity Shares: Series I Portfolio, respectively. RCM employs Allianz Global Investors Advisory GmbH (“AGIA”, together with RCM, the Sub-Adviser) to serve as portfolio manager and provide day-to-day investment advisory services to Equity Shares: Series I. Neither the Investment Manager nor PIMCO, RCM or AGIA receive investment management or other fees from the Portfolios or the Trust. The financial statements reflect the fact that no fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers unaffiliated with the Portfolios, the Investment Manager or the Sub-Advisers. Typically, participants in these programs pay a “wrap fee” to their investment adviser. Although the Portfolios do not compensate the Investment Manager or Sub-Advisers directly for their services under the Investment Management Agreements or Portfolio Management Agreements, respectively, the Investment Manager and Sub-Advisers may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.

(b) Administrator
The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement (“Administration Agreement”) with the Trust. The administrator’s responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees’ fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

(c) Distributor
Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Portfolios’ shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolios, pays the Distributor.

At April 30, 2010, Allianz Global Investors owned 65% and 97% of the outstanding shares of Series H and Series I, respectively. Investment activity by this shareholder could have a material impact to Series H and Series I.

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 97

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities
Purchases and sales of investments, other than short-term securities and U.S. Government obligations for the six months ended April 30, 2010, were:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales

Equity Shares: Series I	—	—	$355,730	$336,119
Fixed Income SHares: Series C	$1,148,283,537	$1,324,710,631	961,796,480	559,271,157
Fixed Income SHares: Series H	—	—	992,824	631,583
Fixed Income SHares: Series M	3,625,725,945	4,686,880,752	932,759,850	271,393,006
Fixed Income SHares: Series R	264,748,660	188,252,207	85,480,956	35,572,922

(a) Futures contracts outstanding at April 30, 2010:

Fixed Income SHares: Series C:

			Market		Unrealized
			Value	Expiration	Appreciation
	Type	Contracts	(000s)	Date	(Depreciation)

Long:	3-Month Canadian Bankers’ Acceptance Futures	3,023	$729,373	3/14/11	$(1,984,451)

	3-Month Canadian Bankers’ Acceptance Futures	40	9,619	6/13/11	(23,231)

	Euro-Bund 10 yr. Futures	1,616	268,267	6/8/10	2,913,861

	Financial Futures Euro–90 day	500	124,413	6/14/10	237,500

	Financial Futures Euro–90 day	1,299	322,769	9/13/10	3,821,092

	Financial Futures Euro–90 day	9,434	2,339,042	12/13/10	21,510,803

	Financial Futures Euro–90 day	4,747	1,173,696	3/14/11	11,531,314

	Financial Futures Euro–90 day	2,084	513,654	6/13/11	683,063

	U.S. Treasury Notes 10 yr. Futures	915	107,884	6/21/10	1,385,625

					$40,075,576

98 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

Fixed Income SHares: Series M:

			Market		Unrealized
			Value	Expiration	Appreciation
	Type	Contracts	(000s)	Date	(Depreciation)

Long:	3-Month Canadian Bankers’ Acceptance Futures	1,501	$363,524	12/13/10	$(2,090,359)

	3-Month Canadian Bankers’ Acceptance Futures	49	11,823	3/14/11	(64,341)

	Euro-Bobl 5 yr. Futures	11	1,728	6/8/10	(439)

	Euro-Bund 10 yr. Futures	196	32,537	6/8/10	324,498

	Financial Futures Euro–90 day	3,093	769,616	6/14/10	(1,082,550)

	Financial Futures Euro–90 day	3,498	867,285	12/13/10	(218,625)

	Financial Futures Euro–90 day	821	202,992	3/14/11	2,206,438

	U.S. Treasury Notes 2 yr. Futures	4,769	1,037,630	6/30/10	2,308,040

	U.S. Treasury Notes 10 yr. Futures	2,615	308,325	6/21/10	2,308,828

					$3,691,490

Fixed Income SHares: Series R:

			Market
			Value	Expiration	Unrealized
	Type	Contracts	(000s)	Date	Appreciation

Long:	Euribor Futures	52	$17,146	6/14/10	$46,401

	Euribor Futures	79	25,989	12/13/10	64,218

	Euro-Bund 10 yr. Futures	73	12,119	6/8/10	209,688

	Financial Futures Euro–90 day	279	69,422	6/14/10	315,325

	Financial Futures Euro–90 day	180	44,366	6/13/11	75,300

	United Kingdom–90 day	36	6,809	12/16/10	7,614

					$718,546

Fixed Income SHares: Series C pledged cash collateral of $18,000 for futures contracts.

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 99

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

(b) Transactions in options written for the six months ended April 30, 2010:

Fixed Income SHares: Series C:

		Notional
	Contracts	Amount	Premiums

Options outstanding, October 31, 2009	792	1,181,700,000	$11,798,952
Options written	5,859	6,163,400,000	31,515,557
Options terminated in closing transactions	(6,651)	(1,480,200,000)	(10,349,621)
Options expired	—	(339,900,000)	(3,749,081)

Options outstanding, April 30, 2010	—	5,525,000,000	$29,215,807

Fixed Income SHares: Series M:

		Notional
	Contracts	Amount	Premiums

Options outstanding, October 31, 2009	—	805,100,000	$8,189,138
Options written	2,966	1,585,000,000	8,013,950
Options terminated in closing transactions	(2,966)	(1,708,000,000)	(9,688,262)

Options outstanding, April 30, 2010	—	682,100,000	$6,514,826

Fixed Income SHares: Series R:

		Notional
	Contracts	Amount	Premiums

Options outstanding, October 31, 2009	—	28,300,000	$243,705
Options written	674	343,000,000	2,621,405
Options terminated in closing transactions	(472)	(183,600,000)	(1,473,510)
Options expired	—	(13,400,000)	(63,650)

Options outstanding, April 30, 2010	202	174,300,000	$1,327,950

100 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

(c) Credit default swap agreements:

Buy protection swap agreements outstanding at April 30, 2010 (1):

Fixed Income SHares: Series C:

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	Paid	(Depreciation)

Bank of America:
DTE Energy	$5,000	1.00%	6/20/16	(0.97)%	$1,817	—	$1,817
Citigroup:
Merrill Lynch	5,000	1.81%	3/20/15	(2.45)%	(155,899)	—	(155,899)
Credit Suisse First Boston:
Deutsche Telekom International Finance	5,000	0.85%	9/20/18	(1.08)%	(88,853)	—	(88,853)
Deutsche Bank:
Credit Suisse First Boston	4,400	0.80%	6/20/13	(1.35)%	(81,634)	—	(81,634)
Sara Lee	7,000	0.44%	6/20/13	(0.68)%	(56,873)	—	(56,873)
JPMorgan Chase:
Lexmark International	5,000	1.15%	6/20/13	(1.19)%	(12,352)	—	(12,352)

					$(393,794)	—	$(393,794)

Fixed Income SHares: Series M:

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	(Received)	(Depreciation)

Bank of America:
Macy’s	$5,000	1.57%	9/20/15	(7.06)%	$(1,390,381)	—	$(1,390,381)
Barclays Bank:
Embarq	400	0.86%	6/20/13	(1.00)%	(2,132)	$(7,216)	5,084
Hasbro	4,000	1.19%	9/20/17	(0.81)%	93,534	—	93,534
Citigroup:
Valero Energy	4,600	1.36%	12/20/13	(3.40)%	(344,887)	—	(344,887)
Deutsche Bank:
Altria Group	4,500	1.84%	3/20/19	(1.46)%	118,162	—	118,162
Morgan Stanley:
Altria Group	1,500	1.83%	12/20/18	(1.55)%	26,453	—	26,453

					$(1,499,251)	$(7,216)	$(1,492,035)

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 101

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

Fixed Income SHares: Series R:

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	Paid (Received)	(Depreciation)

Bank of America:
International Lease Finance	$1,000	4.03%	9/20/13	(5.00)%	$(34,636)	$(32,287)	$(2,349)
Marsh & McLennan	3,000	1.32%	6/20/19	(0.90)%	90,927	—	90,927
Barclays Bank:
FBG Finance	1,500	0.52%	6/20/15	(1.60)%	(81,641)	—	(81,641)
Deutsche Bank:
Albertsons	3,000	1.81%	3/20/11	(1.00)%	18,052	30,211	(12,159)
Pulte Homes	1,500	1.06%	9/20/11	(1.00)%	(448)	5,573	(6,021)
Starwood Hotels & Resorts Worldwide	3,100	0.92%	3/20/13	(1.00)%	(10,243)	52,342	(62,585)
Goldman Sachs:
RPM International	1,000	1.36%	3/20/18	(1.50)%	(11,510)	—	(11,510)
JPMorgan Chase:
Newell Rubbermaid	4,000	1.47%	6/20/19	(2.72)%	(384,506)	—	(384,506)

					$(414,005)	$55,839	$(469,844)

102 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

Sell protection swap agreements outstanding at April 30, 2010 (2):

Fixed Income SHares: Series C:

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Paid (Received)	(Depreciation)

Bank of America:
General Electric	$4,000	0.98%	6/20/12	5.00%	$363,357	$75,672	$287,685
Morgan Stanley	1,000	1.03%	3/20/11	1.00%	925	(1,068)	1,993
Barclays Bank:
Brazilian Government International Bond	44,000	0.83%	3/20/12	1.00%	195,007	90,126	104,881
BNP Paribas:
General Electric	15,200	1.17%	12/20/13	4.90%	2,062,111	—	2,062,111
Citigroup:
El Paso	2,700	1.83%	3/20/14	5.00%	330,639	(133,380)	464,019
Credit Suisse First Boston:
China Government International Bond	4,700	0.61%	3/20/15	1.00%	91,538	51,098	40,440
Deutsche Bank:
Berkshire Hathaway	11,900	0.85%	9/20/13	1.10%	112,486	—	112,486
General Electric	7,700	1.17%	12/20/13	3.80%	739,747	—	739,747
ING Bank	€28,600	0.95%	6/20/11	1.40%	210,181	—	210,181
Procter & Gamble	$3,000	0.36%	3/20/14	1.27%	108,103	—	108,103
Goldman Sachs:
California State Municipal Bond	3,300	1.93%	12/20/18	1.63%	(57,156)	—	(57,156)
California State Municipal Bond	25,000	1.93%	12/20/18	1.65%	(400,386)	—	(400,386)
Dow Jones CDX HY-9 5-Year Index 35-100%	3,369	0.62%	12/20/12	2.05%	133,770	—	133,770
El Paso	350	2.13%	9/20/14	5.00%	43,003	(27,125)	70,128
International Paper	3,000	0.31%	6/20/10	0.78%	4,715	—	4,715
SLM	4,100	3.52%	3/20/13	2.95%	(48,863)	—	(48,863)

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 103

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Paid	(Depreciation)

HSBC Bank:
Brazilian Government International Bond	$18,100	0.83%	3/20/12	1.00%	$80,218	$40,787	$39,431
JPMorgan Chase:
American Express	2,800	0.77%	3/20/14	2.75%	217,116	—	217,116
China Government International Bond	22,000	0.61%	3/20/15	1.00%	428,475	254,939	173,536
General Electric	2,500	0.79%	6/20/11	1.00%	8,955	6,012	2,943
Merrill Lynch:
American International Group	4,000	2.00%	12/20/12	0.90%	(107,224)	—	(107,224)
Apache	4,500	0.12%	6/20/10	0.39%	3,793	—	3,793
General Electric	1,800	0.73%	6/20/10	0.30%	(456)	—	(456)
JPMorgan Chase	3,000	0.61%	9/20/12	0.39%	(13,940)	—	(13,940)
SLM	3,000	3.43%	12/20/12	2.90%	(29,009)	—	(29,009)
Morgan Stanley:
Altria Group	2,500	0.48%	12/20/10	0.95%	10,294	—	10,294
ConocoPhillips	4,700	0.20%	3/20/11	0.23%	2,539	—	2,539
Time Warner	5,000	0.14%	9/20/10	0.58%	12,153	—	12,153

					$4,502,091	$357,061	$4,145,030

104 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

Fixed Income SHares: Series M:

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	(Received)	(Depreciation)

Barclays Bank:
SLM	$15,000	3.77%	12/20/13	5.00%	$690,593	$(2,025,000)	$2,715,593
BNP Paribas:
General Electric	10,000	1.17%	12/20/13	3.80%	960,710	—	960,710
General Electric	75,000	1.17%	12/20/13	4.50%	9,095,049	—	9,095,049
Deutsche Bank:
SLM	10,000	3.77%	12/20/13	5.00%	460,396	(1,350,000)	1,810,396
Goldman Sachs:
Berkshire Hathaway	2,200	0.85%	9/20/13	0.97%	11,048	—	11,048
Berkshire Hathaway	14,600	0.85%	9/20/13	0.98%	78,293	—	78,293
California State Municipal Bond	25,000	1.93%	12/20/18	1.60%	(481,919)	—	(481,919)
California State Municipal Bond	11,000	1.93%	12/20/18	1.75%	(104,421)	—	(104,421)
SLM	5,600	3.52%	3/20/13	2.95%	(66,740)	—	(66,740)
SLM	10,000	3.52%	3/20/13	3.00%	(105,224)	—	(105,224)

					$10,537,785	$(3,375,000)	$13,912,785

Fixed Income SHares: Series R:

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Paid (Received)	(Depreciation)

Citigroup:
France Government Bond	$7,000	0.60%	6/20/15	0.25%	$(116,705)	$(147,851)	$31,146
United Kingdom Gilt	1,300	0.72%	6/20/15	1.00%	19,015	10,564	8,451
Deutsche Bank:
American International Group	3,800	2.33%	12/20/13	5.00%	363,006	(389,500)	752,506
Brazilian Government International Bond	2,100	1.49%	6/20/20	1.00%	(81,327)	(69,609)	(11,718)
HSBC Bank:
Brazilian Government International Bond	3,100	1.23%	6/20/15	1.00%	(31,029)	(31,107)	78

					$152,960	$(627,503)	$780,463

(1)	If the Portfolios are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolios will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolios are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolios will either (i) pay to the buyer of protection an amount equal to the notional amount of the

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 105

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolios could be required to make available as sellers of credit protection or receive as buyers of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d) Interest rate swap agreements outstanding at April 30, 2010:

Fixed Income SHares: Series C:

			Rate Type
	Notional					Upfront	Unrealized
	Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid (Received)	(Depreciation)

Barclays Bank	BRL 472,500	1/2/12	BRL-CDI-Compounded	11.65%	$3,319,461	$(387,938)	$3,707,399
Barclays Bank	BRL 169,900	1/2/12	BRL-CDI-Compounded	11.67%	1,286,159	1,379,581	(93,422)
Barclays Bank	€34,900	9/16/14	6-Month EUR-LIBOR	3.50%	3,360,906	1,265,603	2,095,303
Barclays Bank	MXN 459,300	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	2,599,211	588,136	2,011,075
Barclays Bank	MXN 304,800	4/9/19	28-Day Mexico Interbank TIIE Banxico	7.78%	219,336	10,652	208,684
Citigroup	AUD 116,800	12/15/20	6-Month Australian Bank Bill	6.00%	(1,943,981)	(1,682,010)	(261,971)
Credit Suisse First Boston	€13,300	9/16/14	6-Month EUR-LIBOR	3.50%	1,280,790	477,301	803,489
Deutsche Bank	$98,500	12/16/11	3-Month USD-LIBOR	3.00%	4,259,850	2,128,585	2,131,265
Deutsche Bank	AUD 188,640	12/15/15	6-Month Australian Bank Bill	5.00%	(8,024,336)	(2,459,890)	(5,564,446)
Goldman Sachs	BRL 281,400	1/2/12	BRL-CDI-Compounded	10.72%	(969,900)	20,342	(990,242)
Goldman Sachs	BRL 53,500	1/2/12	BRL-CDI-Compounded	11.67%	405,000	264,164	140,836
Goldman Sachs	€48,400	3/18/14	6-Month EUR-LIBOR	4.50%	6,297,091	47,844	6,249,247
HSBC Bank	BRL 100,000	1/2/12	BRL-CDI-Compounded	10.61%	(494,420)	(135,865)	(358,555)
HSBC Bank	BRL 171,900	1/2/12	BRL-CDI-Compounded	11.67%	1,301,299	1,337,006	(35,707)
HSBC Bank	MXN 355,600	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	2,012,366	407,130	1,605,236
JPMorgan Chase	BRL 46,900	1/2/12	BRL-CDI-Compounded	11.65%	329,487	(31,399)	360,886
JPMorgan Chase	MXN 290,950	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	1,646,507	292,386	1,354,121
JPMorgan Chase	€4,000	9/16/19	6-Month EUR-LIBOR	4.00%	496,328	74,053	422,275

					$17,381,154	$3,595,681	$13,785,473

106 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

Fixed Income SHares: Series M:

			Rate Type
	Notional					Upfront	Unrealized
	Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid (Received)	(Depreciation)

Barclays Bank	BRL 150,000	1/2/12	BRL-CDI-Compounded	11.65%	$1,053,798	$(124,589)	$1,178,387
Barclays Bank	BRL 145,300	1/2/13	BRL-CDI-Compounded	12.28%	69,315	438,901	(369,586)
Barclays Bank	MXN 207,500	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.34%	294,497	(39)	294,536
Barclays Bank	€33,100	9/15/30	6-Month EUR-LIBOR	4.00%	1,761,382	594,756	1,166,626
Citigroup	$275,700	12/16/14	3-Month USD-LIBOR	4.00%	22,669,997	7,388,760	15,281,237
Citigroup	MXN 121,700	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	688,710	174,357	514,353
HSBC Bank	BRL 150,000	1/2/12	BRL-CDI-Compounded	11.65%	1,053,797	(140,499)	1,194,296
HSBC Bank	MXN 239,900	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.33%	332,363	(16,543)	348,906
HSBC Bank	MXN 109,850	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	621,648	172,641	449,007
Merrill Lynch	MXN 87,300	2/7/19	28-Day Mexico Interbank TIIE Banxico	8.30%	327,355	—	327,355
Morgan Stanley	€200	3/18/14	6-Month EUR-LIBOR	4.00%	27,432	5,863	21,569
Morgan Stanley	$6,900	12/16/14	3-Month USD-LIBOR	4.00%	567,366	156,285	411,081
Royal Bank of Scotland	313,000	12/16/14	3-Month USD-LIBOR	4.00%	25,737,066	5,787,518	19,949,548

					$55,204,726	$14,437,411	$40,767,315

Fixed Income SHares: Series R:

			Rate Type
	Notional					Upfront	Unrealized
	Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid (Received)	(Depreciation)

Barclays Bank	€9,100	9/17/10	6-Month EUR-LIBOR	5.00%	$484,696	$(96,137)	$580,833
Barclays Bank	BRL 6,100	1/2/13	BRL-CDI-Compounded	12.28%	2,910	23,354	(20,444)
Goldman Sachs	BRL 12,900	1/2/13	BRL-CDI-Compounded	11.89%	(55,060)	6,711	(61,771)
HSBC Bank	BRL 3,600	1/2/12	BRL-CDI-Compounded	11.14%	5,040	13,811	(8,771)
HSBC Bank	BRL 3,300	1/2/12	BRL-CDI-Compounded	11.36%	836	14,732	(13,896)
HSBC Bank	BRL 5,400	1/2/12	BRL-CDI-Compounded	11.67%	40,879	43,235	(2,356)
HSBC Bank	BRL 2,600	1/2/13	BRL-CDI-Compounded	11.89%	(11,097)	3,941	(15,038)
JPMorgan Chase	BRL 1,100	1/2/13	BRL-CDI-Compounded	12.17%	(978)	4,671	(5,649)
Morgan Stanley	BRL 7,700	1/2/12	BRL-CDI-Compounded	10.12%	(205,323)	(137,054)	(68,269)
Morgan Stanley	BRL 6,900	1/2/12	BRL-CDI-Compounded	11.60%	46,475	39,777	6,698
Morgan Stanley	BRL 1,100	1/2/12	BRL-CDI-Compounded	12.54%	20,941	(3,176)	24,117
Morgan Stanley	BRL 3,200	1/2/13	BRL-CDI-Compounded	11.98%	(10,997)	—	(10,997)
UBS	BRL 600	1/2/13	BRL-CDI-Compounded	12.07%	(1,286)	1,103	(2,389)

					$317,036	$(85,032)	$402,068

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 107

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

AUD – Australian Dollar
BRL – Brazilian Real
CDI – Inter-Bank Deposit Certificate
EUR/€ – Euro
LIBOR – London Inter-Bank Offered Rate
MXN – Mexican Peso
TIIE – Inter-Bank Equilibrium Interest Rate

(e) Forward foreign currency contracts outstanding at April 30, 2010:

Fixed Income SHares: Series C:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	April 30, 2010	(Depreciation)

Purchased:
70,281,000 Australian Dollar settling 6/7/10	Deutsche Bank	$55,479,232	$65,169,645	$9,690,413
95,134,000 Australian Dollar settling 6/7/10	JPMorgan Chase	75,215,223	88,215,150	12,999,927
131,794,040 Brazilian Real settling 6/2/10	Morgan Stanley	72,943,347	75,700,476	2,757,129
315,000 British Pound settling 6/24/10	Barclays Bank	483,969	482,054	(1,915)
472,000 British Pound settling 6/24/10	Citigroup	723,361	722,316	(1,045)
205,000 British Pound settling 6/24/10	Credit Suisse First Boston	312,545	313,718	1,173
346,000 British Pound settling 6/24/10	HSBC Bank	532,556	529,495	(3,061)
769,000 British Pound settling 6/24/10	Royal Bank of Scotland	1,188,815	1,176,824	(11,991)
1,139,000 Canadian Dollar settling 5/4/10	Royal Bank of Canada	1,135,373	1,124,553	(10,820)
511,455,000 Chilean Peso settling 1/12/11	JPMorgan Chase	1,039,965	987,651	(52,314)
103,629,070 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	15,623,000	15,490,377	(132,623)
779,016,565 Chinese Yuan Renminbi settling 1/10/11	Barclays Bank	117,023,000	116,822,111	(200,889)
156,384,762 Chinese Yuan Renminbi settling 11/17/10	Citigroup	23,575,000	23,366,817	(208,183)
399,943,500 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	60,362,878	59,759,062	(603,816)
151,939,200 Chinese Yuan Renminbi settling 1/10/11	HSBC Bank	22,800,000	22,784,956	(15,044)
162,565,000 Chinese Yuan Renminbi settling 1/10/11	JPMorgan Chase	24,400,000	24,378,412	(21,588)
157,491,218 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	23,801,000	23,532,143	(268,857)
602,176,800 Chinese Yuan Renminbi settling 1/10/11	Morgan Stanley	90,400,000	90,303,041	(96,959)
35,720,000 Euro settling 5/5/10	Royal Bank of Scotland	47,482,739	47,495,074	12,335
529,200,000 Japanese Yen settling 5/17/10	Morgan Stanley	5,683,692	5,629,691	(54,001)
10,300,000 Mexican Peso settling 9/24/10	Deutsche Bank	816,023	827,756	11,733
60,439,182 Mexican Peso settling 9/24/10	UBS	4,678,317	4,857,176	178,859
25,061,000 Norwegian Krone settling 5/10/10	Deutsche Bank	4,262,218	4,242,790	(19,428)
1,469,481 Taiwan Dollar settling 6/10/10	Bank of America	46,232	47,129	897
238,000 Taiwan Dollar settling 10/12/10	Barclays Bank	7,610	7,726	116
706,424 Taiwan Dollar settling 10/12/10	Citigroup	22,533	22,932	399
1,726,400 Taiwan Dollar settling 6/10/10	Deutsche Bank	54,279	55,369	1,090
1,898,542 Taiwan Dollar settling 6/10/10	Morgan Stanley	59,825	60,890	1,065

108 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	April 30, 2010	(Depreciation)

Sold:
140,955,000 Australian Dollar settling 6/7/10	Deutsche Bank	$111,799,727	$130,703,708	$(18,903,981)
1,680,000 Australian Dollar settling 5/28/10	JPMorgan Chase	1,526,280	1,559,598	(33,318)
30,072,000 Brazilian Real settling 6/2/10	Goldman Sachs	16,800,000	17,272,896	(472,896)
54,240,700 Brazilian Real settling 6/2/10	HSBC Bank	30,300,000	31,155,026	(855,026)
26,469,800 Brazilian Real settling 6/2/10	JPMorgan Chase	14,800,000	15,203,847	(403,847)
30,409,600 Brazilian Real settling 6/2/10	Royal Bank of Scotland	17,000,000	17,466,808	(466,808)
16,508,000 British Pound settling 6/24/10	Royal Bank of Scotland	24,857,763	25,262,702	(404,939)
5,144,000 Canadian Dollar settling 5/4/10	Bank of America	5,142,982	5,078,753	64,229
31,272,000 Canadian Dollar settling 5/4/10	Deutsche Bank	30,977,313	30,875,342	101,971
35,277,000 Canadian Dollar settling 7/7/10	UBS	35,074,131	34,827,145	246,986
108,873,000 Euro settling 7/26/10	Barclays Bank	145,741,535	144,788,702	952,833
118,106,000 Euro settling 5/24/10	Goldman Sachs	159,919,067	157,048,706	2,870,361
35,720,000 Euro settling 5/24/10	Royal Bank of Scotland	47,484,382	47,497,839	(13,457)
3,625,830 Indian Rupee settling 3/9/11	Barclays Bank	78,000	79,647	(1,647)
1,760,620 Indian Rupee settling 3/9/11	HSBC Bank	37,936	38,674	(738)
1,823,419 Indian Rupee settling 3/9/11	JPMorgan Chase	39,391	40,054	(663)
2,076,672 Indian Rupee settling 3/9/11	UBS	44,806	45,617	(811)
334,010 Singapore Dollar settling 9/16/10	JPMorgan Chase	238,651	243,714	(5,063)

				$6,625,788

Fixed Income SHares: Series M:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	April 30, 2010	(Depreciation)

Purchased:
4,947,223 Mexican Peso settling 9/24/10	Deutsche Bank	$392,337	$397,582	$5,245
7,237,338 Mexican Peso settling 9/24/10	HSBC Bank	561,534	581,626	20,092
Sold:
64,066 Australian Dollar settling 5/28/10	JPMorgan Chase	58,203	59,474	(1,271)
104,821,000 British Pound settling 6/24/10	Royal Bank of Scotland	157,839,567	160,410,810	(2,571,243)
405,560,000 Canadian Dollar settling 5/4/10	Deutsche Bank	401,738,264	400,415,819	1,322,445
405,547,000 Canadian Dollar settling 6/7/10	JPMorgan Chase	403,154,279	400,430,229	2,724,050
1,000,000 Canadian Dollar settling 7/7/10	UBS	994,249	987,248	7,001
495,000 Euro settling 7/26/10	Credit Suisse First Boston	663,367	658,294	5,073

				$1,511,392

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 109

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

Fixed Income SHares: Series R:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	April 30, 2010	(Depreciation)

Purchased:
275,781 Brazilian Real settling 6/2/10	HSBC Bank	$152,593	$158,405	$5,812
2,656,200 Chinese Yuan Renminbi settling 1/10/11	Bank of America	400,000	398,326	(1,674)
6,369,174 Chinese Yuan Renminbi settling 6/7/10	Barclays Bank	939,000	938,188	(812)
351,572 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	53,000	52,553	(447)
2,667,460 Chinese Yuan Renminbi settling 6/7/10	Citigroup	392,620	392,921	301
563,848 Chinese Yuan Renminbi settling 11/17/10	Citigroup	85,000	84,249	(751)
1,146,841 Chinese Yuan Renminbi settling 6/7/10	Deutsche Bank	169,275	168,931	(344)
1,457,535 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	219,984	217,783	(2,201)
8,294,386 Chinese Yuan Renminbi settling 6/7/10	HSBC Bank	1,223,000	1,221,775	(1,225)
575,680 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	87,000	86,017	(983)
4,647,860 Chinese Yuan Renminbi settling 1/10/11	Morgan Stanley	700,000	696,998	(3,002)
18,054 Malaysian Ringgit settling 10/12/10	Citigroup	5,273	5,618	345
7,814 Malaysian Ringgit settling 10/12/10	Deutsche Bank	2,278	2,431	153
2,572 Malaysian Ringgit settling 6/14/10	Morgan Stanley	751	806	55
71,507,051 Mexican Peso settling 9/24/10	UBS	5,535,030	5,746,642	211,612
452,000 Philippines Peso settling 11/15/10	Barclays Bank	9,727	9,962	235
1,463,327 Philippines Peso settling 11/15/10	Citigroup	31,600	32,250	650
430,000 Philippines Peso settling 11/15/10	Deutsche Bank	9,243	9,476	233
2,131,395 Singapore Dollar settling 6/16/10	Barclays Bank	1,500,000	1,555,197	55,197
697,400 Singapore Dollar settling 5/6/10	Citigroup	507,754	508,883	1,129
602,337 Singapore Dollar settling 6/16/10	Citigroup	423,465	439,502	16,037
1,665,039 Singapore Dollar settling 6/16/10	Deutsche Bank	1,180,000	1,214,915	34,915
1,314,436 Singapore Dollar settling 6/16/10	UBS	930,000	959,093	29,093
219,639,000 South Korean Won settling 11/12/10	Bank of America	186,016	197,252	11,236
137,000,000 South Korean Won settling 7/28/10	Barclays Bank	115,612	123,320	7,708
477,773,000 South Korean Won settling 11/12/10	Barclays Bank	406,964	429,077	22,113
1,156,198,323 South Korean Won settling 11/12/10	Citigroup	993,432	1,038,355	44,923
872,402,677 South Korean Won settling 7/28/10	Deutsche Bank	728,402	785,289	56,887
197,642,000 South Korean Won settling 11/12/10	Deutsche Bank	170,000	177,498	7,498
105,570,000 South Korean Won settling 11/12/10	Goldman Sachs	90,000	94,810	4,810
1,305,700,000 South Korean Won settling 7/28/10	JPMorgan Chase	1,100,000	1,175,319	75,319
815,370,500 South Korean Won settling 11/12/10	JPMorgan Chase	710,000	732,265	22,265
225,109,000 South Korean Won settling 7/28/10	Morgan Stanley	190,343	202,631	12,288
538,823,000 South Korean Won settling 8/27/10	Morgan Stanley	457,677	484,684	27,007
391,374,000 South Korean Won settling 11/12/10	Morgan Stanley	340,000	351,484	11,484

110 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	April 30, 2010	(Depreciation)

Sold:
28,000 Australian Dollar settling 5/28/10	JPMorgan Chase	$25,438	$25,993	$(555)
1,960,000 Australian Dollar settling 5/3/10	Royal Bank of Canada	1,788,202	1,824,466	(36,264)
1,960,000 Australian Dollar settling 5/28/10	Royal Bank of Canada	1,809,923	1,819,531	(9,608)
1,844,000 British Pound settling 6/24/10	Citigroup	2,797,892	2,821,930	(24,038)
2,816,000 British Pound settling 6/24/10	Credit Suisse First Boston	4,326,232	4,309,412	16,820
66,825 British Pound settling 6/24/10	Goldman Sachs	100,000	102,265	(2,265)
1,392,000 British Pound settling 6/24/10	Royal Bank of Scotland	2,096,075	2,130,220	(34,145)
347,000 Canadian Dollar settling 5/7/10	Citigroup	341,799	342,602	(803)
8,554,000 Canadian Dollar settling 5/4/10	Deutsche Bank	8,473,393	8,445,500	27,893
8,554,000 Canadian Dollar settling 7/7/10	UBS	8,504,808	8,444,919	59,889
2,702,800 Chinese Yuan Renminbi settling 6/7/10	Bank of America	400,000	398,126	1,874
4,729,060 Chinese Yuan Renminbi settling 6/7/10	Morgan Stanley	700,000	696,597	3,403
13,977,000 Euro settling 5/24/10	Bank of America	18,723,100	18,585,591	137,509
1,264,000 Euro settling 5/24/10	Credit Suisse First Boston	1,717,234	1,680,775	36,459
629,000 Euro settling 5/24/10	Royal Bank of Scotland	847,452	836,399	11,053
103,098,050 Japanese Yen settling 5/6/10	Barclays Bank	1,100,000	1,096,671	3,329
103,098,000 Japanese Yen settling 6/3/10	Citigroup	1,096,490	1,096,935	(445)
221,408,000 Japanese Yen settling 5/17/10	Goldman Sachs	2,379,232	2,355,364	23,868
28,058,000 Japanese Yen settling 5/17/10	Morgan Stanley	305,101	298,484	6,617
46,569,000 Japanese Yen settling 5/17/10	UBS	494,643	495,406	(763)
2,572 Malaysian Ringgit settling 6/14/10	Deutsche Bank	800	805	(5)
25,869 Malaysian Ringgit settling 10/12/10	Deutsche Bank	8,013	8,050	(37)
13,640,950 Mexican Peso settling 9/24/10	Citigroup	1,100,000	1,096,251	3,749
16,921,951 Mexican Peso settling 9/24/10	Deutsche Bank	1,359,957	1,359,927	30
32,246,650 Mexican Peso settling 9/24/10	Goldman Sachs	2,600,000	2,591,492	8,508
8,697,500 Mexican Peso settling 9/24/10	Royal Bank of Scotland	700,000	698,972	1,028
2,345,327 Philippines Peso settling 11/15/10	UBS	51,421	51,688	(267)
697,400 Singapore Dollar settling 6/16/10	Citigroup	507,698	508,865	(1,167)
697,400 Singapore Dollar settling 5/6/10	Goldman Sachs	500,000	508,883	(8,883)
699,650 Singapore Dollar settling 6/16/10	Goldman Sachs	500,000	510,508	(10,508)
569,750,000 South Korean Won settling 11/12/10	Royal Bank of Scotland	500,000	511,679	(11,679)

				$848,463

Fixed Income SHares: Series C received $2,760,000 in principal value of U.S. Treasury Bills; Fixed Income SHares: Series C, Series M and Series R received $44,780,000, $63,770,000 and $1,330,000, respectively, in cash as collateral for derivative contracts and delayed delivery securities. Cash collateral received may be invested in accordance with each Portfolio’s investment strategy. Collateral received as securities cannot be pledged.

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 111

Allianz Global Investors Managed Accounts Trust Notes to Financial Statements
April 30, 2010 (unaudited)

5. Investments in Securities (continued)

(f) The weighted average daily balance of reverse repurchase agreements outstanding for Fixed Income SHares: Series M during the six months ended April 30, 2010 was $89,443,310 at a weighted average interest rate of 0.12%. At April 30, 2010, there were no open repurchase agreements.

6. Income Tax Information

Net investment income and net realized gains differ for financial statement and federal income tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended April 30, 2010, Fixed Income SHares: Series C, Series M and Series R received (paid) $6,415,822, $6,736,792 and ($95,662), respectively, from swap agreements, which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

The cost basis of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2010 were:

				Net Unrealized
	Cost of	Gross Unrealized	Gross Unrealized	Appreciation
	Investments	Appreciation	Depreciation	(Depreciation)

Equity Shares: Series I	$1,947,691	$264,159	$(55,737)	$208,422
Fixed Income SHares: Series C	2,917,236,853	248,035,356	(51,504,566)	196,530,790
Fixed Income SHares: Series H	3,830,218	50,877	(312,361)	(261,484)
Fixed Income SHares: Series M	2,996,463,142	113,793,953	(128,991,635)	(15,197,682)
Fixed Income SHares: Series R	403,325,392	14,900,634	(1,065,186)	13,835,448

7. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), the Distributor and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolios.

Since February 2004, the Investment Manager, and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In addition, PIMCO is the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO currently believes that the complaint is without merit and PIMCO intends to vigorously defend against this action.

The Investment Manager and PIMCO believe that these matters are not likely to have a material adverse effect on the Portfolios or on their ability to perform their respective investment advisory activities relating to the Portfolios.

8. Subsequent Events

The Portfolios’ management has determined there were no subsequent events from April 30, 2010 through July 1, 2010, the date the financial statements were available to be issued.

112 Allianz Global Investors Managed Accounts Trust Semi-Annual Report ï 4.30.10

Allianz Global Investors Managed Accounts Trust
Privacy Policy (unaudited)

We consider customer privacy to be a fundamental aspect of our relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.1

Obtaining Personal Information

In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers, such as broker-dealers, to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties

We reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, we may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party only if we receive a shareholder’s written request or consent.

Sharing Information with Affiliates

We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records

We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

1	When distributing this Policy, the Funds may combine the distribution with any similar distribution of its Distributor’s privacy policy.

4.30.10 ï Allianz Global Investors Managed Accounts Trust Semi-Annual Report 113

Trustees	Fund Officers

Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
John C. Maney	Treasurer, Principal Financial & Accounting Officer
William B. Ogden, IV	Thomas J. Fuccillo
R. Peter Sullivan, III	Vice President, Secretary & Chief Legal Officer
Scott Whisten
Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers

Fixed Income SHares: Series C, H, M and R:

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Equity Shares: Series I:

RCM Capital Management LLC
555 Mission Street, Suite 1700
San Francisco, CA 94105

Allianz Global Investors Advisory GmbH
Mainzer Landstrasse 11-13
Frankfurt-am-Main, Germany

Distributor

Allianz Global Investors Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

Boston Financial Data Services-Midwest
330 West 9th Street
Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
1100 Walnut, Suite 1300
Kansas City, MO 64106

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of Allianz Global Investors Managed Accounts Trust for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolios or any securities mentioned in this report.

The financial information included herein is taken from the records of the Portfolios without examination by an independent registered public accounting firm, who did not express an opinion herein.

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Receive this report electronically and eliminate paper mailings.
To enroll, go to www.allianzinvestors.com/edelivery.

AZ080SA_043010

ITEM 2. CODE OF ETHICS
(a)	N/A

(b)	The CODE OF ETHICS PURSUANT TO SECTION 406 OF THE SARBANES-OXLEY ACT OF 2002 FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS (the “Code”) was updated to remove interested trustees from being subject to the Code, which is not required under Section 406 of the Sarbanes-Oxley Act of 2002. The Code also was updated to remove examples of specific conflict of interest situations and to add an annual certification requirement for Covered Officers. In addition, the approval of ratification process for material amendments to the Code was clarified to include approval by a majority of the independent trustees. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-254-5197. The Investment Manager’s code of ethics is included as an exhibit Exhibit 99.CODE ETH hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
     Not required in this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
     Not required in this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT
     Not applicable to this registrant.
ITEM 6. SCHEDULE OF INVESTMENTS
     Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
     Disclosure not required for open-end investment management companies.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
     Disclosure not required for open-end investment management companies.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.
     Disclosure not required for open-end investment management companies.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
     There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.
ITEM 12. EXHIBITS
(a) (1) Exhibit 99.CODE ETH – Code of Ethics
(a) (2) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
(b) Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Global Investors Managed Accounts Trust
By   /s/ Brian S. Shlissel
President and Chief Executive Officer
Date: July 6, 2010
By   /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: July 6, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By   /s/ Brian S. Shlissel
President and Chief Executive Officer
Date: July 6, 2010
By   /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: July 6, 2010